MARKED TO SHOW CHANGES MADE TO
POST-EFFECTIVE AMENDMENT NO. 8               REGISTRATION NO.  33-36525
                                                             ------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                    FORM S-6
               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                        POST-EFFECTIVE AMENDMENT NO. 9

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)

                                ONE MOODY PLAZA
                            GALVESTON, TEXAS  77550
         (Complete Address of Depositor's Principal Executive Offices)

REX D. HEMME                               JERRY L. ADAMS
VICE PRESIDENT, ACTUARY              GREER, HERZ & ADAMS, L.L.P.
AMERICAN NATIONAL           WITH COPY TO:  ONE MOODY PLAZA, 18TH FLOOR
INSURANCE COMPANY                          GALVESTON, TEXAS
77550
ONE MOODY PLAZA
GALVESTON, TEXAS  77550
(Name and Address of Agent for Service)

================================================================================
Declaration Required By Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission on February 27, 1997 for the Registrant's fiscal year ending December 31, 1996.
================================================================================

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485


[X]    on  April 30, 1997  pursuant to paragraph (b) of Rule 485

[ ]    60 days after filing pursuant to paragraph (a) of Rule 485

[ ]    on  (date) pursuant to paragraph (a)(i) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                             CROSS REFERENCE SHEET
                             ---------------------

     Cross reference sheet pursuant to Rule 404(a) showing location in prospectus of information required by Items of Form N-8B-2.

ITEM NUMBER IN FORM N-8B-2              CAPTION IN PROSPECTUS
--------------------------              ---------------------

I.  ORGANIZATION AND GENERAL INFORMATION
--  ------------------------------------

1.   (a)  Name of Trust.................Cover; Definitions;
                                        The Separate Account

     (b)  Title of each class of
            securities issued...........Cover; Definitions;
                                        The Policy

2.   Name and address of each
      depositor.........................Cover; American
                                        National Insurance Company

3.   Name and address of custodian......American National
                                        Insurance Company; The
                                        Separate Account; Safekeeping
                                        of the Separate Account's Assets

4.   Name and address of each
      principal underwriter.............Distribution
                                        of the Policy

5.   State of Organization..............The Issuer; American
                                        National Insurance Company; The Separate
                                        Account

6.   Date of Organization...............The Issuer; American
                                        National Insurance Company; The
                                        Separate Account

9.   Material Litigation................Legal Proceedings

ITEM NUMBER IN FORM N-8B-2              CAPTION IN PROSPECTUS
--------------------------              ---------------------

II.  GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST
---  ------------------------------------------------------------

General Information Concerning Securities and Rights of Holders

10.  (c) Redemption.....................Accumulation Value
                                        Benefits; Surrender Charge;
                                        Accumulation Value; Surrenders;
                                        Partial Surrender Charge
     (d) Conversion, transfer, etc......Transfer Charge;
                                        Right to Exchange Policy for Fixed-
                                        Benefit Insurance Policy; Transfers;
                                        Change in Policyowner or Assignment
     (e) Lapse, Reinstatement...........The Policy; Purposes
                                        of the Policy; Policy Lapse and
                                        Reinstatement
     (f) Voting Rights............... ..Voting Rights
     (g) Notice to security holders... .Reports and Records
     (i) Other principal features..... .Policy Benefits;
                                        Policy Rights; Payment and Allocation
                                        of Premiums; Charges and Deductions;
                                        General Provisions

Information Concerning the Securities Underlying the Trust's Securities

11.  (a)-(d) Type of Securities
      comprising units..................Cover; The Funds;
                                        Fixed Account

12.  Name of Company, and name and
      address of its custodian..........Cover; The Issuer;
                                        The Separate Account; Safekeeping of
                                        the Separate Account's Assets

ITEM NUMBER IN FORM N-8B-2              CAPTION IN PROSPECTUS
--------------------------              ---------------------

Information Concerning Loads, Fees, Charges and Expenses

13.  (a)  Load, fees, expenses..........Cover; Charges; The
                                        Funds; Charges and Deductions
     (b)  Deductions for sales charges..Sales Charges;
                                        Charges and Deductions
     (c)  Sales Load as Percentage
           of amount invested...........Sales Charges
     (d)  Other fees, etc. payable
           by holders...................Charges; Charges and
                                        Deductions

Information Concerning Operation of Trust

14.  Issuance of Trust's
      securities........................Cover; The Issuer;
                                        Distribution of the
                                        Policy

15.  Receipt and handling of
      payments from purchasers..........Premiums; Payment of
                                        Premiums; Allocation of Net Premiums;
                                        Charges; Payment and Allocation of
                                        Premiums

16.  Acquisition and disposition
      of underlying securities..........Cover; The Funds

17.  Withdrawal or Redemption...........Cover; Accumulation
                                        Value Benefits; Surrender Charge;
                                        Surrenders; Refund Privilege;  Right to
                                        Exchange Policy for a Fixed-Benefit
                                        Insurance Policy

18.  Purchase of Underlying
      Securities........................Cover; The Policy;
                                        Allocation of Net Premiums; The Funds;
                                        Addition, Deletion or Substitution of
                                        Investments; Fixed Account; Transfers

ITEM NUMBER IN FORM N-8B-2              CAPTION IN PROSPECTUS
--------------------------              ---------------------

19.  Records, accounts and
      reports...........................State Regulation of
                                        American National; Safekeeping of the
                                        Separate Account's Assets; Reports and
                                        Records; Confirmation

21.  Loans to Security holders..........Loan Benefits

23.  Bonding arrangements depositor.....Safekeeping of the Separate
                                        Account's  Assets

24.  Other provisions...................General Provisions

III. ORGANIZATION, PERSONNEL AND AFFILIATED PERSONS OF DEPOSITOR
---- -----------------------------------------------------------

25.  Form, state and date of organization
      of depositor......................Cover; The Issuer;
                                        American National
                                        Insurance Company

27.  Business of depositor..............Cover; Issuer;
                                        American National
                                        Insurance Company

28.  Certain information as to
      officials and affiliated
      persons of depositor..............American National
                                        Insurance Company; Senior
                                        Executive Officers and
                                        Directors of American
                                        National Insurance Company

29.  Voting Securities of
      depositor.........................American National
                                        Insurance Company
30.  Persons controlling
      depositor.........................American National
                                        Insurance Company

ITEM NUMBER IN FORM N-8B-2              CAPTION IN PROSPECTUS
--------------------------              ---------------------

IV.   DISTRIBUTION AND REDEMPTION OF SECURITIES
---   -----------------------------------------

35.  Distribution of Trust's
      Securities........................Cover; American
                                        National Insurance Company;
                                        Distribution of the Policy

37.  (a)  Not applicable
     (b)  Not applicable

38.  Method of distribution
      and underwriting agreements.......Distribution of the
                                        Policy

39.  Principal underwriter..............Distribution of the
                                        Policy

41.  Business of each principal
      underwriter.......................Distribution of the
                                        Policy

Offering Price or Acquisition Value of Securities of the Trust

44.  Information concerning offering
      price or acquisition valuation
      of Securities of Trust............The Policy; Accumulation
                                        Value Benefits; The Funds;
                                        Fixed Account;
                                        Accumulation Value;
                                        Determination of Accumulation Value;
                                        Unit Value

Redemption Valuation of Securities of Trust

46.  Information concerning
      redemption valuation
      of securities of Trust............The Policy; Charges
                                        on Accumulation Value;
                                        Surrender Charge; Accumulation Value;
                                        Determination of
                                        Accumulation Value; Unit Value;
                                        Surrenders; Partial Surrender Charge

ITEM NUMBER IN FORM N-8B-2              CAPTION IN PROSPECTUS
--------------------------              ---------------------

47.  Maintenance of Position............Cover; The Policy;
                                        Charges on Accumulation Value;
                                        Surrender Charge; Accumulation Value;
                                        Determination of Accumulation Value;
                                        Unit Value; Surrenders; Partial
                                        Surrender Charge

V.   INFORMATION CONCERNING THE TRUSTEE OR CUSTODIAN
--   -----------------------------------------------

48.  Custodian of Trust.................Cover; The Issuer;
                                        The Separate Account; Safekeeping of the
                                        Separate Account's Assets

50.  Lien on Trust Assets...............The Separate Account


VI.  INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
---  ---------------------------------------------------------

51.  (a) Name and Address of
          Insurer.......................Cover;  American
                                        National Insurance Company
     (b) Types of Policies..............Cover; The Policy;
                                        Federal Tax Matters
     (c) Risks Insured and
          Excluded......................Death Benefits,
                                        Optional Insurance Benefits,
                                        Misstatements, Suicide
     (d) Coverage.......................Cover; The Policy
     (e) Beneficiaries..................Death Benefits;
                                        Beneficiaries
     (g) Method of Determining
          Amount of Premium
          Paid by Holder................Payment of Premiums,
                                        Premium Limitations;
                                        Allocation of Premiums

ITEM NUMBER IN FORM N-8B-2              CAPTION IN PROSPECTUS
--------------------------              ---------------------

VII.  POLICY OF REGISTRANT
----  --------------------

52.  Selection of Portfolio
      Securities........................The Funds; Additions,
                                        Deletions or Substitution
                                        of Investments

53.  Taxable status of Trust............Taxation of American  National

VIII.   FINANCIAL AND STATISTICAL INFORMATION
-----   -------------------------------------

59.  Financial statements...............Financial Statements

                    --------------------------------------

                                   INVE$TRAC
                                      GOLD

                            Variable Universal Life

                                   PROSPECTUS
                                      FOR
                       VARIABLE UNIVERSAL LIFE INSURANCE
                                   ISSUED BY
                      AMERICAN NATIONAL INSURANCE COMPANY
                      American National Insurance Company

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                   ISSUED BY
                      AMERICAN NATIONAL INSURANCE COMPANY
                                ONE MOODY PLAZA
                             GALVESTON, TEXAS 77550
                                 (409) 763-4661

  This Prospectus describes a variable universal life insurance policy ("Policy") offered by American National Insurance Company ("American National"), a stock life insurance company. The Policy is designed to provide lifetime insurance protection to age 95 and at the same time provide flexibility to vary the frequency and amount of premium payments and to increase or decrease the level of death benefits payable under the Policy.

  The Policy guarantees a death benefit payable at the Insured's death for as long as the Policy remains in force. The policyowner ("Policyowner") may choose either death benefit Option A (generally, a level benefit that equals the Specified Amount of the Policy) or Option B (a variable benefit that generally equals the Specified Amount plus the Policy's accumulation value). The minimum Specified Amount for a Policy is $50,000, and the Policy is available only to persons who have an age last birthday of 75 or less at the time the Policy is purchased. The Policy provides for a surrender value that can be obtained by surrender of the Policy, or by policy loans. There is no minimum guaranteed accumulation value.

  You have the right to examine the Policy and return it for a refund within 45 days after the application is signed, within 10 days after you receive the Policy, or 10 days after American National delivers a notice concerning cancellation, whichever is later (the "Refund Period"). (See "Refund Privilege", page 11.)

  Premium payments made under the Policy are paid to American National. The amount of each such premium payment is subject to the deduction of a sales charge of 4%, a transaction charge of $2.00 and a state premium tax deduction which currently ranges from 0% to 4% depending upon the Policyowner's state of residence (See "Premium Charges", page 24). The amount of the initial premium payment remaining after such deductions ("Net Initial Premium") will be allocated to the money market portfolio of the Variable Insurance Products Fund, as of the issue date, for the first 15 days of the Refund Period. After the expiration of such 15 day period, each Net Initial Premium, together with investment gains thereon, and all subsequent premium payments, net of such deductions, will be allocated among the fourteen subaccounts ("Subaccounts") of the American National Variable Life Separate Account ("Separate Account") and/or the Fixed Account as directed by the Policyowner. The amount of the Policy's accumulation value, the duration of the death benefit and, if Option B is selected, the amount of the death benefit above the Specified Amount, will vary with the investment experience of the selected Subaccounts, and the rate of interest being paid on the amount allocated to the Fixed Account.

  In addition to the charges deducted from premium payments, certain fees and charges are deducted from the Policy's accumulation value. A daily asset charge of .90% of the net asset value of each Subaccount on an annual basis will be deducted. This charge compensates American National for the risk that mortality experience or expenses will exceed those anticipated. A monthly administrative charge will also be deducted. During the first twelve (12) policy months, such monthly administrative charge will range from a maximum of $2.50 plus $0.0632 per $1,000 of Specified Amount at age 0 to a maximum of $2.50 plus $2.59 per $1,000 of Specified Amount at age 75. Thereafter, such monthly administrative charge shall be a maximum of $2.50, plus $0.025 per $1,000 of Specified Amount. Such monthly administrative charge is intended to reimburse American National for the ordinary, ongoing administrative costs of the Policy. American National does not intend to make a profit on this monthly administrative charge. In addition, the monthly cost of insurance and any optional insurance benefits will also be deducted.

  Generally, the Policy will continue in force so long as the accumulation value is sufficient to pay certain monthly charges imposed in connection with the Policy. However, American National agrees to keep the Policy in force during the first two years ("Guaranteed Coverage Benefit") so long as the Guaranteed Coverage Premium is paid even though, in certain instances, the minimum payments allowed by the contract will not generate positive surrender values, after payment of insurance and other charges, during the first several policy months.

  The assets of each Subaccount of the Separate Account are invested in shares of a corresponding portfolio of the American National Investments Accounts, Inc. (the "American National Fund"), Variable Insurance Products Fund and Variable Insurance Products Fund II. The Variable Insurance Products Fund (VIP) and the Variable Insurance Products Fund II (VIP II) will sometimes be referred to, collectively, as the "Fidelity Funds". The portfolios of the American National Fund and the portfolios of the Fidelity Funds that are available for investment will sometimes be referred to, individually, as an "Eligible Portfolio" and, collectively, as the "Eligible Portfolios". The American National Fund and the Fidelity Funds are open-end, diversified, series mutual funds. The American National Fund currently has four portfolios, all of which are Eligible
Portfolios: the AN Money Market Portfolio, the AN Growth Portfolio, the AN Balanced Portfolio and the AN Managed Portfolio. The Fidelity Funds currently have ten portfolios which are Eligible Portfolios: the VIP II Investment Grade Bond, the VIP II Asset Manager, the VIP II Index 500, the VIP Money Market, the VIP Equity-Income, the VIP High Income, the VIP Growth, the VIP Overseas, the VIP II Contrafund and the VIP II Asset Manager: Growth Subaccounts. The accompanying prospectuses for the American National Fund and the Fidelity Funds describe the investment objectives and policies and the risks of each of the Eligible Portfolios. The prospectuses for the Fidelity Funds include certain portfolios which are not Eligible Portfolios and therefore not available for investment under the Policy. The Separate Account is organized as a unit investment trust.

  Replacing existing insurance with a Policy or purchasing a Policy as a means of obtaining additional insurance protection if the purchaser already owns another variable universal life insurance policy may not be advantageous.

                This Prospectus is valid only when accompanied by Current Prospectuses For the American National Investment Accounts, Inc.,
    Variable Insurance Products Fund and Variable Insurance Products Fund II

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR BY ANY STATE SECURITIES REGULATORY AUTHORITY, NOR HAS THE COMMISSION, OR ANY STATE SECURITIES REGULATORY AUTHORITY, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                            IS A CRIMINAL OFFENSE.

   PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.
                 THE DATE OF THIS PROSPECTUS IS APRIL 30, 1997.

                               TABLE OF CONTENTS

                                                      PAGE
Definitions.........................................     5
Summary.............................................     7
  The Policy........................................     7
  The Issuer........................................     8
  Policy Benefits...................................     8
  Flexibility to Adjust Death Benefits..............     9
  Premiums..........................................     9
  Charges...........................................    10
  Distribution of the Policy........................    11
  Tax Treatment of the Policy.......................    11
  Refund Privilege..................................    11
American National Insurance Company
 and the Separate Account...........................    12
  American National Insurance Company...............    12
  The Separate Account..............................    12
  The Funds.........................................    12
  Addition, Deletion or Substitution of Investments.    14
Fixed Account.......................................    14
Policy Benefits.....................................    15
  Purposes of the Policy............................    15
  Death Benefit Proceeds............................    15
  Death Benefit Options.............................    15
  Accumulation Value................................    18
  Benefits at Maturity..............................    19
  Payment of Policy Benefits........................    19
General Provisions for Settlement Options...........    20
Policy Rights.......................................    20
  Loan Benefits.....................................    20
  Surrenders........................................    21
  Transfers.........................................    22

                                                      PAGE
  Refund Privilege..................................    22
  Right to Exchange a Policy
   for a Fixed-Benefit Insurance Policy.............    22
Payment and Allocation of Premiums..................    22
  Issuance of a Policy..............................    22
  Premiums..........................................    22
  Allocation of Premiums and Accumulation Value.....    23
  Policy Lapse and Reinstatement....................    24
  Grace Period......................................    24
Charges and Deductions..............................    24
  Premium Charges...................................    24
  Charges from Accumulation Value...................    25
  Daily Charges Against the Separate Account........    26
General Provisions..................................    26
  The Contract......................................    26
  Control of Policy.................................    26
  Beneficiary.......................................    26
  Change of Beneficiary.............................    26
  Change in Policyowner or Assignment...............    27
  Payment of Proceeds...............................    27
  Incontestability..................................    27
  Misstatement of Age or Sex........................    27
  Suicide...........................................    27
  Postponement of Payments..........................    27
  Additional Insurance Benefits (Riders)............    27
Distribution of the Policies........................    28
Federal Tax Matters.................................    28
Safekeeping of the Separate AccountOs Asset.........    30
Voting Rights.......................................    30
State Regulations of American National..............    31

                                  DEFINITIONS

Accumulation Value - The total amount that a Policy provides for investment at any time. It is equal to the total of the accumulation value held in the Separate Account, the Fixed Account, and the accumulation value held in American National's General Account which secures policy loans.

Age at Issue - The age at the Insured's last birthday preceding the Policy
Date.

American National Fund - The American National Investment Account, Inc., a series mutual fund.

Attained Age - The Age at Issue of the Insured plus the number of complete policy years that the Policy has been in force.

Beneficiary - The beneficiary is designated by the Policyowner in the application. If changed, the beneficiary is as shown in the latest change filed and recorded with American National. If no beneficiary survives the Insured, the Insured's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee.

Coverage Premium - The amount specified on the Policy Data Page as the "Coverage Premium".

Daily Asset Charge - A charge equal to an annual rate of .90% of the average daily net asset value of each Subaccount of the Separate Account.

Date of Issue - The date of issue set forth in the Policy and any riders thereto that is used to determine policy anniversary dates, policy years and Monthly Deduction Date. Policy anniversaries are one-year periods measured from the date of issue and each succeeding policy anniversary date.

Declared Rates - American National guarantees that it will credit interest in the Fixed Account at an effective annual rate of at least 4.0%. American National may, at its discretion, declare higher interest rates for amounts allocated or transferred to the Fixed Account.

Death Benefit - The amount of insurance coverage provided under the selected death benefit option of the Policy.

Death Benefit Proceeds - The proceeds payable to the Beneficiary upon receipt by American National of the proof of the death of the Insured while the Policy is in force equal to: (1) the Death Benefit; plus (2) any additional life insurance proceeds provided by any riders; minus (3) any Policy Debt; minus (4) any Monthly Deduction that may apply to that period, including the deduction for the month of death.

Eligible Portfolio - A Portfolio of American National Investment Accounts,
Inc., Fidelity Investments Variable Insurance Product Fund and Fidelity Investments Variable Insurance Product Fund II which corresponds to and in which a Subaccount can be invested.

Fidelity Funds - The Variable Insurance Products Fund and the Variable Insurance Products Fund II, series mutual funds.

Fixed Account - An account that is a part of American National's General
Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

General Account - The general account of American National which includes all of American National's assets except those assets segregated into its separate accounts.

Guaranteed Coverage Benefit - American National's agreement to keep the Policy in force during the first two years if the Guaranteed Coverage Premium is paid and all other Policy provisions are met.

Guaranteed Coverage Premium - A specified premium which, if paid in advance on a monthly or yearly basis, will cause American National to keep the Policy in force during the first two years so long as other Policy provisions are met, even if the Surrender Value is zero or less.

Insured - The person upon whose life the Policy is issued.

Maturity Date - The later of the date American National pays any Surrender Value, if the Insured is still living, or the policy anniversary date next following the Insured's 95th birthday.

Monthly Deduction - The sum of the cost of insurance charge, a charge for any riders and the administrative charge specified on the policy data page.

Monthly Deduction Date - The same date in each succeeding month as the Date of Issue except that whenever the Monthly Deduction falls on a date other than a Valuation Date, the monthly deduction date will be deemed the next Valuation Date.

Net Premium - The premium less the sales load charge, premium tax charge and transaction charge.

Planned Periodic Premiums - A selected scheduled premium of a level amount at a fixed interval. The Policyowner is not required to follow this schedule and following this schedule does not necessarily ensure that the Policy will remain in force unless the payments meet the requirements of the Guaranteed Coverage Premium.

Policy - The variable universal life insurance policy offered by American National and described in the Prospectus.

Policy Date - The date that all financial, contractual and administrative requirements have been met and processed for the Policy and any supplements thereto. This date is the effective date for all coverage applied for in the original application and any supplemental applications.

Policy Debt - The sum of all unpaid Policy loans and accrued interest thereon.

Policy Exchange Option - The Insured's right, during the first two Policy Years, to exchange the Policy for a fixed benefit policy on the life of the Insured.

Policyowner - The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policyowner. A collateral assignee is not the Policyowner.

Policy Year - The period from one Policy anniversary date until the next Policy anniversary date.

Satisfactory Proof of Death - Means all of the following must be submitted:

(1) A certified copy of the death certificate;

(2)  A claimant statement;

(3)  The Policy; and

(4) Any other information that American National may reasonably require to establish the validity of the claim.

Separate Account - American National Variable Life Separate Account, a separate account created by American National to receive and invest Net Premiums allocated by the Policyowner to the Separate Account.

Specified Amount - The minimum death benefit under the Policy so long as the Policy remains in force. The specified amount is an amount selected by the policyowner(s) which must be $50,000 or more at Date of Issue.

Subaccount - A subdivision of the Separate Account. Each subaccount invests exclusively in the shares of a corresponding Eligible Portfolio of the Fund.

Surrender Premium - The amount shown on the Policy Data Page, as changed by subsequent endorsements, which is used to calculate surrender charges. Such Surrender Premium does not exceed the Securities and Exchange Commission Annual Guideline Premium.

Surrender Value - The Policy Accumulation Value on the date of surrender, less any Policy Debt, and surrender charges.

Valuation Date - A valuation date is each day on which the New York Stock Exchange is open for trading.

Valuation Period - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

                                    SUMMARY

THE FOLLOWING SUMMARY OF THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS. UNLESS OTHERWISE INDICATED, THE DESCRIPTION OF THE POLICY CONTAINED IN THIS PROSPECTUS ASSUMES THAT THE POLICY IS IN EFFECT AND THAT THERE IS NO POLICY DEBT. A DIAGRAM DEPICTING HOW A PREMIUM FLOWS THROUGH THE POLICY AND ITS INVESTMENT PORTFOLIOS, AND HOW EXPENSES, CHARGES AND FEES ARE DEDUCTED IS INCLUDED IN THE PROSPECTUS APPENDIX AT PAGE 72.

THE POLICY

This variable universal life insurance policy ("Policy") allows the Policyowner, subject to certain limitations, to make premium payments in any amount and at any frequency. So long as the Policy remains in force, it will provide for (1) life insurance coverage on the named Insured up to age 95; (2) Accumulation Value; (3) surrender rights (including partial and total surrenders); (4) policy loan privileges; and (5) a variety of optional benefits and riders that may be added to the Policy for an additional charge.

The Policy is a flexible premium policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policyowner may establish a schedule of premium payments ("Planned Periodic Premiums") which, during the first two Policy Years, may include the Coverage Premium. The Policyowner is not required to pay such Planned Periodic Premiums. As explained further below, the Policyowner's payment or nonpayment of such Planned Periodic Premiums will not necessarily keep the Policy in effect or cause the Policy to lapse.

American National agrees to provide a Guaranteed Coverage Benefit during the first two Policy Years so long as the Guaranteed Coverage Premium is paid even though, in certain instances, such payment may not, after deduction of the Monthly Deduction, generate positive Surrender Values during the first several Policy months. After the first two Policy Years, the Policy will lapse at any time the Surrender Value (which is the Policy's Accumulation Value less Policy Debt and Surrender Charges) is insufficient to pay the Monthly Deductions and a grace period expires without sufficient additional payment. Such lapse could occur even if Planned Periodic Premiums are being paid if the Policy's Accumulation Value has been sufficiently reduced by unfavorable investment experience.

The Policy is a variable policy because, unlike the fixed benefits of a conventional life insurance policy, the Death Benefit under the Policy may, and the Accumulation Value will, if so invested, reflect the investment performance of the selected Subaccounts of the Separate Account supporting the Policy, as well as other factors. (See Death Benefit Proceeds, page 15 and Accumulation Value, page 18.) Accordingly, the Policyowner benefits from any appreciation in value and bears the investment risk of any depreciation in value of the underlying assets. The amount and/or duration of the life insurance coverage provided by the Policy is not guaranteed except under its Guaranteed Coverage Benefit provision. Further, the Accumulation Values of the Policy are not guaranteed except in the Fixed Account, and may increase or decrease depending upon the investment experience of the Subaccounts supporting the Policy.

Net Premiums are allocated by the Policyowner to one or more of these Subaccounts or to the Fixed Account. The assets of the various Subaccounts are invested in an Eligible Portfolio.

The American National Fund is a series mutual fund which currently has four separate investment portfolios, each of which is an Eligible Portfolio intended to pursue different investment objectives. The objectives of these Eligible Portfolios are described in more detail in the accompanying prospectus for the American National Fund.

The American National Fund's current portfolios and respective investment objectives are as follows:

The AN Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The AN Money Market Portfolio will invest only in money market instruments of high quality as determined by the American National Fund's investment adviser. This Money Market Portfolio of the American National Fund shall be referred to herein as "AN Money Market Portfolio."

The AN Growth Portfolio seeks to achieve capital appreciation, normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be sought in other types of securities, including bonds and preferred stocks. This Growth Portfolio of the American National Fund is referred to herein as the "AN Growth Portfolio."

The AN Balanced Portfolio seeks to provide conservation of principal, reasonable current income and long-term capital appreciation by investing in a balanced portfolio of fixed-income securities such as bonds, preferred stock and short-term obligations combined with common stocks and securities convertible into common stocks.

The AN Managed Portfolio seeks to achieve growth of capital and/or current income by investing in a diversified portfolio consisting of, at the American National Fund's investment adviser's discretion, money market instruments, debt securities, stock or a combination thereof. It is anticipated that over longer periods a larger portion of the portfolio will consist of equity securities.

The Fidelity Funds are series mutual funds which currently have a total of thirteen separate investment portfolios, ten of which are Eligible Portfolios. Each of such Eligible Portfolios is intended to pursue different investment objectives. The objectives of these Eligible Portfolios are described in more detail in the accompanying prospectuses for the Fidelity Funds.

The Fidelity Funds' current Eligible Portfolios and their respective investment objectives are as follows:

VIP II Investment Grade Bond Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The VIP II Investment Grade Bond Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

VIP II Asset Manager Portfolio ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

VIP II Index 500 Portfolio ... seeks to provide investment results that correspond to the total return (i.e., the combination of capital charges and income) of common stocks publicly traded in the United States. In seeking this objective, the Index 500 Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction cost and other expense low. The VIP II Index 500 Portfolio is designed as a long-term investment option.

VIP Money Market Portfolio ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The VIP Money Market Portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

VIP Equity-Income Portfolio ... seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio will also consider the potential for capital appreciation. The VIP Equity-Income Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

VIP High Income Portfolio ... seeks to obtain a high level of current income by investing primarily in high-yielding, high-risk, lower-rated, fixed-income securities, commonly known as "junk bonds", while also considering growth of capital.

VIP Growth Portfolio ... seeks to achieve capital appreciation. The VIP Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

VIP Overseas Portfolio ... seeks long term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

VIP II Contrafund Portfolio ... seeks capital appreciation by investing in companies Fidelity Management & Research Company ("FMR") believes to be undervalued due to an overly pessimistic appraisal by the public. In pursuit of the fund's goal, FMR looks for companies with the following characteristics: (i) unpopular, but improvements seem possible due to developments such as a change in management, a new product line, or an improved balance sheet, (ii) recently popular, but temporarily out of favor due to short-term or one-time factors, or
(iii) undervalued compared to other companies in the same industry.

VIP II Asset Manager: Growth Portfolio ... seeks to maximize total return over the long term by allocating its assets among stocks, bonds, and short-term instruments. Allocating among different types of investments allows the fund to take advantage of opportunities wherever they may occur, but also subjects the fund to the risks of a given investment type.

There is no assurance that these investment objectives will be met. The Policyowner bears the entire investment risk of amounts allocated to the Subaccounts of the Separate Account.

Fixed Account ... Policyholders may also allocate their Net Premiums or transfer monies to the Fixed Account where they will earn interest. (See Fixed Account, page 14.)

THE ISSUER

The Policy is issued by American National Insurance Company ("American National"), which is a Texas stock life insurance company chartered in 1905. American National established American National Variable Life Separate Account ("Separate Account") to hold the assets supporting the Policy. The Separate Account currently has fourteen subaccounts which correspond to and are invested exclusively in, the Eligible Portfolios discussed just above.

For more detailed information about American National and the Separate Account, see American National and the Separate Account, page 12. The financial statements for American National can be found beginning on page 51. The Financial Statements for the Separate Account can be found beginning on page 38.

POLICY BENEFITS

Death Benefit Proceeds and Death Benefit Options. So long as the Policy remains in force, American National will pay the proceeds provided by the Policy, less Policy Debt, upon receipt of proof of death of the Insured. The proceeds may be paid in a lump sum or in accordance with an optional payment plan.

The Policy provides for two Death Benefit options. Under either option, so long as the Policy remains in force, the Death Benefit will not be less than the current Specified Amount of the Policy reduced by any Policy Debt. The Death Benefit may, however, exceed the Specified Amount, depending upon the investment experience of the Policy. Death Benefit Option A provides for a level benefit equal to the current Specified Amount of the Policy, unless the accumulation value of the Policy on the date of the Insured's death multiplied by the applicable corridor percentage set forth in the Policy is greater, in which case the Death Benefit is equal to that larger amount. Death Benefit Option B provides for a variable benefit equal to the current Specified Amount of the Policy, reduced by any Policy Debt, plus the Policy's Accumulation Value on the date of the Insured's death, or if greater, the Accumulation Value of the Policy on the date of the Insured's death multiplied by the applicable corridor percentage set forth in the Policy (See Death Benefit Options, page 15.)

Optional Insurance Benefits. At issue, certain additional optional benefits may be obtained for an extra premium. These benefits will be described in what is known as a "rider" to the Policy. The cost of any riders will be deducted as part of the Monthly Deductions.

An example of such optional benefit is a rider which pays an additional amount if the Insured dies in an accident.

More detailed information concerning such riders may be obtained from the agent selling the Policy.

Benefits at Maturity. On the Maturity Date of the Policy, if the Insured is still living, the policyowner will be paid the Accumulation Value of the Policy less any Policy Debt.

Accumulation Value Benefits. The Policy's Accumulation Value in the Separate Account will reflect the amount and frequency of premium payments, the investment experience of the selected Subaccounts and the interest paid on the Fixed Account, policy loans, any partial surrenders, and any charges imposed in connection with the Policy. The entire investment risk of the Separate Account is borne by the Policyowner. American National does not guarantee a minimum Accumulation Value in the Separate Account. (See Accumulation Value, page 18.)

The Policyowner may at any time effect a full surrender of the Policy and receive its Surrender Value. Subject to certain limitations, the Policyowner may also partially surrender the Policy at any time prior to the Maturity Date and obtain a portion of the Surrender Value. Partial surrenders will reduce both the Accumulation Value and the Death Benefit payable under the Policy. (See Partial Surrenders, page 21.) A charge will be deducted from the amount paid upon partial surrender. (See Partial Surrender Charge, page 26.) American National reserves the right to limit the number of partial surrenders permitted in a Policy year. The minimum amount of any partial surrender is $100.

Policy Loans. So long as the Policy remains in effect, a Policyowner may borrow money from American National using the Policy as the only security for the loan. The minimum amount which may be borrowed is $100. The maximum loan amount during the first two (2) policy years is 75% of the Surrender Value at the end of the Valuation Period during which the loan request is received less three Monthly Deductions. After the first two (2) policy years the maximum loan amount is 90% of the Surrender Value less three (3) Monthly Deductions. Policyowners in certain states may borrow 100% of the Surrender Value less three (3) Monthly Deductions. Preferred loans are available after the seventh policy year. The amount available as a preferred loan is equal to the Accumulation Value less Policy Debt and less premiums paid (adjusted by partial surrender).

Interest on Policy loans accrues on a daily basis at an annual rate of six percent (6%). Interest is due and payable on each Policy anniversary date, and any interest not paid when due becomes part of the Policy loan and will bear interest at the same rate. The amount of any loans outstanding plus any accrued interest equals the Policy Debt. When the loan is made or when interest is not paid when due, an amount sufficient to secure the Policy Debt will be transferred out of the Separate Account and/or the Fixed Account and into American National's General Account as security for the loan and will earn interest at the annual rate of 4.5%, credited on the Policy anniversary. Preferred loans will earn interest at the rate of 6%, credited on the policy anniversary. The transfer will be made in the proportion designated by the Policyowner or if no designation is made, the transfers will be made in proportion to the relative size of the Policy Accumulation Values in the various Subaccounts and/or the Fixed Account used by the Policyowner(s). Upon partial or full loan repayment, the portion of the Accumulation Value in the General Account securing the repaid portion of the Policy loan will be transferred to the Separate Account and/or the Fixed Account in the same proportion as premiums are allocated, unless otherwise designated. Any loan transaction will permanently affect the values of the Policy. If the Policy Debt exceeds the Policy's Accumulation Value less any surrender charge, the excess must be repaid within the time period specified in the Policy or the Policy will terminate without value. (See Loan Benefits, page 20.) Policy loans may have tax consequences. If the Policy lapses while the loan is outstanding, the Policyowner must include in his or her taxable income, for the year of lapse, the entire gain under the Policy (including the loan proceeds in the computation of such gain.) Should the Policy become a modified endowment contract, loans (including loans to pay loan interest) will generate taxable income to the extent of any gain under the Policy. Further, a 10% penalty tax also applies to the taxable portion of any distribution prior to the Insured's age 59-1/2. (See Federal Tax Matters, page 28.)

FLEXIBILITY TO ADJUST DEATH BENEFITS

The Policyowner has flexibility to adjust the Death Benefit by changing the Death Benefit option and adjust the Death Benefit by increasing or decreasing the Specified Amount of the Policy. A change in the Specified Amount and a change in the Death Benefit option are subject to certain limitations. The minimum amount of an increase or decrease of the Specified Amount is $5,000, and no change will be allowed if the resulting Specified Amount is less than $50,000. Increases in the Specified Amount will require satisfactory evidence of insurability. Further, an increase in the Specified Amount may not be made if the Insured's Attained Age is over 75. No decreases in Specified Amount may be made during the first two (2) Policy Years. (See Change in Death Benefit Option, and Change in Specified Amount, page 17.)

PREMIUMS

Amounts. The initial premium for the Policy shown on the Policy data page is due on the Date of Issue and must be paid in order to put the Policy in force. After the initial premium is paid, unscheduled premiums may be paid in any amount and at any frequency, subject only to American National's right to require evidence of insurability and to limit the number and amount of such payments and the maximum limitations set by federal income tax law. A Policyowner may also choose a Planned PeriodicPremium which is a selected schedule of premiums of a level amount at a fixed interval. The Planned Periodic Premium may include the amount of the Coverage Premium. The amounts and frequency of the Planned Periodic Premium may be changed at any time subject to American National's right to limit the amount of such payments.

Any premium received in an amount different from the Planned Periodic Premium will be considered an unscheduled premium.

A Policy will lapse when the Surrender Value is insufficient to pay the Monthly Deduction. A period of 61 days from the date written notice of lapse is mailed to the Policyowner's last known address will be allowed for the Policyowner to make sufficient payment to keep the Policy in force for the Policyowner (grace period).

Therefore, this Policy differs in two important respects from a conventional life insurance policy. First, the failure to pay a Planned Periodic Premium will not in itself cause the Policy to lapse. Second, a Policy can lapse even if Planned Periodic Premiums have been paid unless, during the first two years, the Guaranteed Coverage Benefit requirements have been met by payment of the Guaranteed Coverage Premium. (See Payment and Allocation of Premiums, page 22.)

Allocation of Net Premiums. Premium payments received by American National prior to the Date of Issue are held in its General Account without interest until the Date of Issue.

Net Premiums received during the 15-day period after the Date of Issue are allocated to the Subaccount for the Money Market Portfolio of the Fidelity Funds. Thereafter, such amount allocated to the VIP Money Market Account and Net Premiums paid are allocated as directed by the Policyowner. The Policyowner may change the allocation instructions for premiums and may also make a special designation for unscheduled premiums. Subject to certain charges and restrictions, a Policyowner may transfer amounts among the Subaccounts. (See Allocation of Premiums and Accumulation Value, page 23.)

CHARGES

Premium Charges. The following sales, premium tax and transaction charges will be deducted from each premium before placing any amount in a Subaccount or the Fixed Account.

  Sales Charges. A charge of 4% of each premium will be deducted to compensate American National for its expenses associated with distributing the Policy.

  Premium Tax Charges. A percentage of each premium will be deducted to compensate American National for the actual amount of premium taxes paid to the various states and other entities charging taxes based on premiums. The current premium tax rates range from 0% to 4%. (See Premium Charges, page 24.)

  Transaction Charges. A charge of $2.00 will be deducted from each premium payment to compensate American National for billing and confirmations.

Charges from Accumulation Value. The Accumulation Value of the Policy will be reduced by certain Monthly Deductions and daily asset charges as follows:

a. On each Monthly Deduction Date, the Accumulation Value will be reduced by the Monthly Deduction, which is equal to:

   1. A monthly cost of insurance charge for the current policy month, which compensates American National for the insurance benefits provided under the Policy, plus

   2. A charge for the cost of any riders, (See Additional Insurance Benefits (Riders), page 27), plus

   3. A monthly administrative charge which, during the first 12 policy months (and the first 12 policy months with respect to an increase in the Specified Amount other than from an option change) will range from a maximum of $2.50 plus $0.0632 per $1,000 of Specified Amount at age 0 to a maximum of $2.50 plus $2.59 per $1,000 of Specified Amount at age 75, and shall thereafter be a maximum of $2.50 plus $0.025 per $1,000 of Specified Amount. This administrative charge reimburses American National for the ordinary ongoing administrative costs of the Policy. American National does not intend to make a profit on this charge.

b. On each Valuation Date that American National is open for business, the Accumulation Value will be reduced by a daily asset charge not to exceed .90% annually of the average daily net asset value of each Subaccount, but not the Fixed Account, to compensate American National for mortality and expense risks incurred in connection with the Policy. (See Daily Charges Against the Separate Account, page 26.)

Monthly and daily charges will be deducted from the Subaccount(s) and the Fixed Account on a pro rata basis in proportion to the Accumulation Value of the Policy held in each Subaccount or the Fixed Account. (See Monthly Deduction, page 25.)

Surrender Charge. If a Policy is surrendered, American National will assess a surrender charge based upon the amount of premiums paid on the Policy and the amount of the Surrender Premium shown on the Policy Data Page. Surrender charges are calculated separately for the original Specified Amount and for each increase in Specified Amount.

The surrender charge for the initial Specified Amount is applicable until the 10th anniversary of the Policy and for each increase in Specified Amount for ten years after the effective date of such increase. Thereafter, there is no surrender charge.

The surrender charge for issue ages 0-64 is 26% of premiums paid up to the amount of the Surrender Premium, plus 5% of additional premiums paid up to an amount equal to nine times the amount of the Surrender Premium.

The surrender charge for issue ages 65-70 is 26% of premiums paid up to the amount of the Surrender Premium, plus 5% of additional premiums paid up to an amount equal to five times the amount of the Surrender Premium.

The surrender charge for issue ages 71-75 is 26% of premiums paid up to the amount of the Surrender Premium, plus 5% of additional premiums paid up to an amount equal to three times the amount of the Surrender Premium.

A table showing the calculation of the surrender charge at various issue ages and based upon payment of two assumed premium levels is included in the Prospectus Appendix at page 73.

A partial surrender charge is made against the amount of Accumulation Value which is surrendered. The charge is in proportion to the charge that would apply to a full surrender. (See Partial Surrender Charge, page 26.)

No surrender charge will be assessed upon decreases in the Specified Amount of the Policy. Because the surrender charge may be significant upon early surrender, prospective Policyowners should purchase a Policy only if they do not intend to surrender the Policy for a substantial period. (See Surrender Charge, page 25.)

The surrender charge will not exceed the maximum amount permitted under applicable law.

Transfer Charge. The first four transfers per Policy Year will be permitted free of charge. Thereafter, a transfer charge of $25 will be assessed for each transfer of Accumulation Value among Subaccounts and/or the Fixed Account to compensate American National for administrative costs in handling the transfer. The transfer charge will be deducted from the amount transferred. (See Transfer Charge, page 25.)

No charges are currently imposed upon American National and made against the Separate Account for federal, state or local taxes other than state premium taxes. If any such other taxes are imposed upon American National in the future, under federal, state or local tax laws, American National will make deductions from the Separate Account to pay those taxes. (See Taxes, page 26.)

In addition, because the Separate Account purchases shares of Eligible Portfolios, the value of the units in each Subaccount will reflect the net asset value of shares of Eligible Portfolios held therein, and therefore, the investment advisory fee and other expenses incurred by the American National Fund and the Fidelity Funds, as the case may be. (See the Funds, page 12.)

DISTRIBUTION OF THE POLICY

The Policy will be distributed by Securities Management and Research, Inc. ("SM&R") which acts as the principal underwriter of the Policy. SM&R is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. It will distribute the Policy through its registered representatives and through other registered broker-dealers with which it has entered into written sales agreements. (See Distribution of the Policies, page 28.)

TAX TREATMENT OF THE POLICY

The Internal Revenue Code of 1986 ("the Code") defines a modified endowment insurance contract ("MEC") as one where the cumulative amount paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums which would have been paid on or before that time if the Policy was paid up after the payment of seven level annual premiums. One may avoid a Policy becoming an MEC by, among other things, not making excessive payments or reducing benefits. If American National determines that excessive premium payments have been made during a Policy Year, it will notify the Policyowner that the Policy may be treated as an MEC, explain the tax consequences of such treatment and give the Policyowner the option to have the excessive Premiums refunded. If requested by the Policyowner, American National will make such refund. Should one deposit excessive premiums during a Policy Year, that portion that is returned by the insurance company within 60 days after the Policy anniversary will reduce premiums paid during the Policy Year to avoid the Policy becoming an MEC. Should the Policy become an MEC, partial or full surrenders, assignments and loans (including loans to pay loan interest) under or secured by the Policy will be taxable to the Policyowner to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution prior to the Insured reaching age 59-1/2 The 10% penalty tax does not apply if the Insured is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the Insured or the joint lives of the Insured and Beneficiary.

Like death benefits payable under conventional life insurance policies, life insurance proceeds payable under a Policy should be completely excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally will not be taxed on these proceeds. (See Federal Tax Matters, page 28.)

REFUND PRIVILEGE

The Policyowner is granted a period of time (a "free look period") to examine a Policy and return it for a refund. The Policyowner may cancel the Policy within 45 days after the application is signed, within 10 days after the Policyowner receives the Policy, or 10 days after American National delivers a notice concerning cancellation, whichever is later. The amount of the refund will be the amount of the premiums paid adjusted by investment gains during the 15-day period such premiums have been allocated to the VIP Money Market Portfolio and by investment gains and losses thereafter. (See Refund Privilege, page 22.)

                    AMERICAN NATIONAL INSURANCE COMPANY AND
                             THE SEPARATE ACCOUNT

AMERICAN NATIONAL INSURANCE COMPANY

American National is a stock life insurance company chartered in 1905 in the State of Texas. It is licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico and Guam. American National's home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550. The Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owns approximately 23.7% of American National's common stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of such shares. Robert L. Moody ("RLM"), Chairman of the board and a director of American National, RLM's son, Ross R. Moody, and Frances Moody Newman, RLM's mother, are trustees of the Foundation.

The Moody National Bank of Galveston (the "Bank") is trustee of the Libbie S. Moody Trust. RLM is President of the Bank and of Moody Bank Holding Company, Inc. ("MBHC"), the Bank's controlling stockholder. RLM is also Chairman of the Board and President of Moody Bancshares, Inc. ("Bancshares"), MBHC's sole shareholder. The Three R Trusts, trusts established by RLM for the benefit of his children, own 100% of Bancshare's Class B stock (which elects a majority of Bancshares' directors) and 47.5% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz, Jr., a partner in Greer, Herz & Adams, L.L.P., 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the American National Fund and SM&R.

American National's total assets on December 31, 1996 were $6,529,775,092 on a statutory basis.

American National writes life, health and accident insurance and annuities. American National's Financial Statements appear on pages 51 through 66.

THE SEPARATE ACCOUNT

The Separate Account was established by American National on July 30, 1987 pursuant to the insurance laws of the State of Texas. American National is the depositor of the Separate Account. Under Texas law, the assets of the Separate Account are held exclusively for the benefit of Policyowners and persons entitled to payments under the Policies. At present the Separate Account is used only to support variable universal life insurance policies. American National is the legal holder of the assets in the Separate Account and will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other contract liabilities for the Separate Account. The assets of the Separate Account attributable to the Policies are not chargeable with liabilities arising out of any other business which American National may conduct. Income, as well as both realized and unrealized gains or losses from the assets of the Separate Account, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of any other business that American National may conduct. Nevertheless, these assets shall be available to cover the liabilities of American National's General Account, but only to the extent that the Separate Account's assets exceed its liabilities arising under the Policies supported by it. In addition to these assets, the Separate Account assets may include accumulations of the charges American National makes against Policies participating in the Separate Account. From time to time, any such assets due American National may be transferred in cash to American National's General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a division of American National. There are currently fourteen Subaccounts within the Separate Account available to Policyowners and each invests only in corresponding portfolios of the American National and Fidelity Funds. The Separate Account Financial Statements appear on pages 38 through 49.

THE FUNDS

Each Subaccount of the Separate Account will only invest in the shares of a corresponding Eligible Portfolio. The American National Fund and the Fidelity Funds are registered with the SEC under the 1940 Act as open-end diversified, series management investment companies.

The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. Shares will be redeemed to the extent necessary for American National to collect charges under the Policy, to pay the Surrender Value upon full or partial surrenders of the contracts, to make policy loans, to provide benefits under the Policy, or to transfer assets from one Subaccount to another, or to the Fixed Account, as requested by Policyowners. Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The investment objectives and policies of each Eligible Portfolio are summarized on page 13. There is no assurance that any of the Eligible Portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, restrictions, expenses and risks, is in the prospectuses for the American National Fund and Fidelity Funds which must accompany or precede this Prospectus and which should be read carefully together with this Prospectus and retained.

Each Policyowner should periodically consider the allocation among the Subaccounts and the Fixed Account in light of current market conditions and the investment risks attendant to investing in the various Eligible Portfolios.

The American National Fund currently has an AN Money Market, an AN Growth, an AN Balanced Portfolio, and an AN Managed Portfolio.

The AN Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The AN Money Market Portfolio will invest only in money market instruments of high quality as determined by the American National Fund's adviser.

The AN Growth Portfolio seeks to achieve capital appreciation, normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be sought in other types of securities, including bonds and preferred stocks.

The AN Balanced Portfolio seeks to provide conservation of principal, reasonable current income and long-term capital appreciation by investing in a balanced portfolio of fixed-income securities such as bonds, preferred stock and short-term obligations combined with common stocks and securities convertible into common stocks.

The AN Managed Portfolio seeks to achieve growth of capital and/or current income by investing in a diversified portfolio consisting of, at the American National Fund's investment adviser's discretion, money market instruments, debt securities, stock or a combination thereof. It is anticipated that over longer periods a larger portion of the portfolio will consist of equity securities.

SM&R is the investment adviser and manager of the American National Fund. It also provides investment advisory and portfolio management services to American National and other clients. It maintains a staff of experienced investment personnel and related support facilities. The combined investment advisory and management and administrative services fees that the American National Funds pay SM&R exceed the industry average for advisory and administrative fees. Detailed information about the American National Funds' fees is in the American National Funds Prospectus.

The Fidelity Fund's current Eligible Portfolios are the VIP II Investment Grade Bond Portfolio, the VIP II Asset Manager Portfolio, the VIP II Index 500 Portfolio, the VIP Money Market Portfolio, the VIP Equity-Income Portfolio, VIP High Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio, VIP II Contrafund Portfolio and the VIP II Asset Manager: Growth Portfolio and their respective investment objectives are as follows:

VIP II Investment Grade Bond Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The VIP II Investment Grade Bond Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

VIP II Asset Manager Portfolio ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

VIP II Index 500 Portfolio ... seeks to provide investment results that correspond to the total return (i.e., the combination of capital charges and income) of common stocks publicly traded in the United States. In seeking this objective, the VIP II Index 500 Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction cost and other expense low. The VIP II Index 500 Portfolio is designed as a long-term investment option.

VIP Money Market Portfolio ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The VIP Money Market Portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

VIP Equity-Income Portfolio ... seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio will also consider the potential for capital appreciation. The VIP Equity-Income Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

VIP High Income Portfolio ... seeks to obtain a high level of current income by investing primarily in high-yielding, high-risk, lower-rated, fixed-income securities, commonly known as "junk bonds", while also considering growth of capital.

VIP Growth Portfolio ... seeks to achieve capital appreciation. The VIP Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

VIP Overseas Portfolio ... seeks long term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

VIP II Contrafund Portfolio ... seeks capital appreciation by investing in companies FMR believes to be undervalued due to an overly pessimistic appraisal by the public. In pursuit of the fund's goal, FMR looks for companies with the following characteristics: (i) unpopular, but improvements seem possible due to developments such as a change in management, a new product line, or an improved balance sheet, (ii) recently popular, but temporarily out of favor due to short-term or one-time factors, or (iii) undervalued compared to other companies in the same industry.

VIP II Asset Manager: Growth Portfolio ... seeks to maximize total return over the long term by allocating its assets among stocks, bonds, and short-term instruments. Allocating among different types of investments allows the fund to take advantage of opportunities wherever they may occur, but also subjects the fund to the risks of a given investment type.

FMR, the Fidelity Funds' investment advisor, was founded in 1946. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personal and a full compliment of related support facilities. Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management and Research (Far East) Inc. ("FMR Far East") are wholly owned subsidiaries of FMR that provide research with respect to foreign securities. FMR U.K. and FMR Far East maintain their principal business offices in London and Tokyo, respectively. As of December 31, 1996, FMR advised funds having more than 22 million shareholder accounts with a total value of more than $270 billion. Fidelity Distributors Corporation distributes shares for the Fidelity Funds. FMR Corp. is the holding company for the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d, President and a Trustee of the Fidelity Funds, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp.

Each such Eligible Portfolio's total operating expenses will include fees for management, shareholder services and other expenses, such as custodial, legal, and other miscellaneous fees.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

American National reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of an Eligible Portfolio are no longer available for investment or if in American National's judgement further investment in any Eligible Portfolio should become inappropriate in view of the purposes of the Separate Account, American National may redeem the shares, if any, of that Eligible Portfolio, and substitute shares of another registered open-end management company. American National will not substitute any shares attributable to a Policyowner's interest in a Subaccount of the Separate Account without notice and prior approval of the SEC and possibly state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by laws, purchase other securities for other contracts or permit a conversion between contracts upon request by the Policyowners.

American National also reserves the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new portfolio of the American National Fund, the Fidelity Funds or in shares of another investment company having a specified investment objective. American National may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Policyowners on a basis to be determined by American National.

If any of these substitutions or changes are made, American National may by appropriate endorsement change the Policy to reflect the substitution or change. If American National deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management company under the 1940 Act, it may be de-registered under that Act if registration is no longer required, or it may be combined with other American National separate accounts. To the extent permitted by applicable law, American National may also transfer the assets of the Separate Account associated with the Policies to another separate account. In addition, American National may, when permitted by law, restrict or eliminate any voting rights as to the Separate Account.

The Policyowner will be notified of any material change in the investment policy of any portfolio in which the owner has an interest.

                                 FIXED ACCOUNT

Policyowners may elect to allocate all or a portion of their Net Premium payments to the Fixed Account and, subject to certain limitations, they may also transfer monies from the Separate Account to the Fixed Account or from the Fixed Account to the Separate Account. (See Transfers, page 22.)

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in the General Account of American National which supports insurance and annuity obligations. The General Account includes all of American National's assets, except those assets segregated in its separate accounts. American National has the sole discretion to invest the assets of its General Account, subject to applicable law. American National bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the Policyowner bears the investment risk that the Declared Rate described below, will fall to a lower rate after the expiration of a Declared Rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract; however, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

American National guarantees that it will credit interest to the Fixed Account at an effective annual rate of at least 4.0% compounded daily. American National may, at its discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account ("Declared Rate(s)"). Each month American National will establish the Declared Rate and the Policyowner will earn interest established by American National for each month.

                                POLICY BENEFITS

PURPOSES OF THE POLICY

The Policy is designed to provide the Policyowner with both lifetime insurance protection to the Policy anniversary after the Insured's 95th birthday and flexibility in connection with the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy. Unlike traditional life insurance, the Policyowner is not required to pay scheduled premiums to keep a Policy in force, but may, subject to certain limitations, vary the frequency and amount of premium payments. The Policyowner may elect to pay the Guaranteed Coverage Premium necessary to cause the Guaranteed Coverage Benefit provision to remain in effect. Moreover, the Policy allows a Policyowner to adjust the level of Death Benefits payable under the Policy without having to purchase a new policy by increasing (with evidence of insurability) or decreasing the Specified Amount. An increase in the Specified Amount during the first two years will increase the Guaranteed Coverage Premium required. Thus, as insurance needs or financial conditions change, the Policyowner has the flexibility to adjust life insurance benefits and vary premium payments.

The Policy varies from conventional fixed benefit life insurance in a number of additional respects. Because the Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of the Separate Account, the Policyowner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. The Policy will lapse at any time after the first two (2) Policy Years that its Surrender Value (which is the Policy's Accumulation Value less Policy Debt and Surrender Charges) is insufficient to pay the Monthly Deductions and a grace period expires without sufficient additional payment. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid if the Policy's Accumulation Value has been sufficiently reduced by unfavorable investment experience. American National agrees to keep the Policy in force during the first two years and provide a Guaranteed Coverage Benefit during that period so long as the Guaranteed Coverage Premium is paid even though, in certain instances, the minimum payment allowed by contract will not, after the payment of monthly insurance and administrative charges, generate positive Surrender Values during the first several policy months.

DEATH BENEFIT PROCEEDS

As long as the Policy remains in force, American National will, upon satisfactory proof of the Insured's death, pay the Death Benefit Proceeds of a Policy in accordance with the Death Benefit option in effect at the time of the Insured's death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Insured's death occurred. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See Optional Methods of Payment, page 19.)

Subject to the rights of any assignee, Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries specified in the application or as subsequently changed. If no Beneficiary is chosen, the proceeds will be paid to the Insured's estate.

DEATH BENEFIT OPTIONS

The Policy provides two Death Benefit options and the Policyowner selects one of such options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy less Policy Debt as long as the Policy remains in force. (See Policy Lapse and Reinstatement, page 24.) The minimum initial Specified Amount currently is $50,000.

Option A. Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value on the date of death. The applicable percentage is 250% for Insureds with an attained age 40 or younger on the Policy anniversary prior to the date of death. For Insureds with an attained age over 40 on that Policy anniversary, the percentage declines as shown in the Corridor Percentage Table below. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policyowners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

OPTION A EXAMPLE. For purposes of this example, assume that the Insured's attained age is between 0 and 40 and that there is no Policy Debt. Under Option A, a Policy with a $50,000 Specified Amount will generally pay $50,000 in Death Benefits. However, because the Death Benefit must be equal to or greater than 250% of Accumulation Value, anytime the Accumulation Value of the Policy exceeds $20,000, the Death Benefit will exceed the $50,000 Specified Amount. Each additional dollar added to Accumulation Value above $20,000 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $20,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy with an Accumulation Value of $30,000 will provide a Death Benefit of $75,000 ($30,000 x 250%); an Accumulation Value of $40,000 will provide a Death Benefit of $100,000 ($40,000 x 250%); and, an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%).

Similarly, so long as Accumulation Value exceeds $20,000 each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $25,000 to $20,000 because of partial withdrawals, charges or negative investment performance, the Death Benefit will be reduced from $62,500 to $50,000. If at any time, however, the Accumulation Value multiplied by the applicable percentage is less than the Specified Amount, the Death Benefit will equal the current Specified Amount of the Policy.

The applicable corridor percentage becomes lower as the Insured's attained age increases. If the attained age of the Insured at the beginning of the Policy Year in the example above were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Death Benefit would not exceed the $50,000 Specified Amount unless the accumulation value exceeded approximately $27,028 (rather than $20,000), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

Option B. Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable corridor percentage of the Accumulation Value on the date of death. The applicable corridor percentage is the same as under Option A: 250% for Insureds with an attained age 40 or younger on the Policy anniversary prior to the date of death, and for Insureds with an attained age over 40 on that Policy anniversary the percentage declines as shown in the Corridor Percentage Table. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount).

Policyowners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

OPTION B EXAMPLE. For purposes of this example, assume that the Insured is age 40 or younger and that there is no Policy Debt. Under Option B, a Policy with a Specified Amount of $50,000 will generally provide a Death Benefit of $50,000 plus Accumulation value. Thus, for example, a Policy with an Accumulation Value of $5,000 will have a Death Benefit of $55,000 ($50,000 + $5,000); an
Accumulation Value of $10,000 will provide a Death Benefit of $60,000 ($50,000 + $10,000). The Death Benefit, however, must be at least 250% of Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds $33,334, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $33,334 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $33,334 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy with an Accumulation Value of $20,000 will provide a Death Benefit of $70,000 (Specified Amount $50,000 plus $20,000 Accumulation Value); an Accumulation Value of $30,000 will provide a Death Benefit of $80,000 ($50,000 plus $30,000); and an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250% is greater than $50,000 plus $50,000).

Similarly, any time Accumulation Value exceeds $33,334, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $40,000 to $35,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $100,000 to $87,500. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, then the Death Benefit will be the current Specified Amount plus the Accumulation Value of the Policy.

The applicable percentage becomes lower as the Insured's attained age increases. If the attained age of the Insured in the example above were, for example, 50 (rather than 40 or younger), the applicable percentage would be 185%. Assuming a Specified Amount of $50,000 the amount of the Death Benefit would be the sum of the Accumulation Value plus $50,000 unless the Accumulation Value exceeded $58,824 (rather than $33,334), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

Change in Death Benefit Option. The Death Benefit option in effect may be changed at any time by sending American National a written request for change. The effective date of such a change will be the Monthly Deduction Date on or following the


--------------------------------------------------------------------------------
                           CORRIDOR PERCENTAGE TABLE

ATTAINED AGE      CORRIDOR PERCENTAGE      ATTAINED AGE    CORRIDOR PERCENTAGE
40 or younger           250                     50               185
     41                 243                     51               178
     42                 236                     52               171
     43                 229                     53               164
     44                 222                     54               157
     45                 215                     55               150
     46                 209                     56               146
     47                 203                     57               142
     48                 197                     58               138
     49                 191                     59               134

   ATTAINED AGE            CORRIDOR PERCENTAGE
        60                                 130
        61                                 128
        62                                 126
        63                                 124
        64                                 122
        65                                 120
        66                                 119
        67                                 118
        68                                 117
        69                                 116
        70                                 115
        71                                 113
        72                                 111
        73                                 109
        74                                 107
     75 to 90                              105
        91                                 104
        92                                 103
        93                                 102
        94                                 101
        95                                 100

date the change is approved by American National. A change may have Federal Tax consequences.

If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change minus the Accumulation Value on the effective date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk, which is the amount by which the Death Benefit that would be payable on a Monthly Deduction Date exceeds the Accumulation Value on that date. Changing from Option B to Option A will generally decrease in the future the net amount at risk, and therefore the cost of insurance charges. Changing from Option A to Option B generally will not change the net amount at risk. Such a change, however, will result in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's age. If, however, the change was from Option A to Option B, the cost of insurance rate may be different for the increased Death Benefit. (See Charges and Deductions-Cost of Insurance, page 25 and Federal Tax Matters, page 28.)

Change in Specified Amount. Subject to certain limitations, a Policyowner may increase the Specified Amount of a Policy at any time and may decrease the Specified Amount at any time after the first two (2) Policy Years. A change in Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may affect a Policyowner's cost of insurance charge and have Federal Tax consequences. (See Charges and Deductions-Cost of Insurance, page 25 and Federal Tax Matters, page 28.)

An increase or decrease in the Specified Amount will become effective on the Monthly Deduction Date on or following the date a written request is approved by American National. American National may limit the number and size of changes in a Policy Year.

The Specified Amount remaining in force after any requested decrease may not be less than $50,000. In addition, if following the decrease in Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or Accumulation Value may be returned to the Policyowner at the Policyowner's election, to the extent necessary to meet these requirements. For purposes of determining the cost of insurance rate, a decrease in the Specified Amount will reduce the Specified Amount in the following order:

(a)  The Specified Amount provided by the most recent increase;

(b)  The next most recent increases successively; and

(c)  The initial Specified Amount.

For an increase in the Specified Amount, a written supplemental application must be submitted. American National may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to effect the requested increase. (See Premiums Upon Increase in Specified Amount, page 23.) The minimum amount of any increase is $5,000, and an increase cannot be made if the Insured's attained age is over 75. An increase in the Specified Amount will result in certain increased charges, which will be deducted from the Accumulation Value of the Policy on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirements. (See Charges and Deductions, page 24.)

Each Policyowner who elects to increase the Specified Amount of a Policy will have a "free look period", which right will apply only to the increase in Specified Amount and not the entire Policy. These rights are comparable to the rights afforded to a purchaser of a new Policy. (See Refund Privilege, page 22.) The Policyowner may cancel the increase in Specified Amount within 45 days after the application for the increase is signed, within ten (10) days after the Policyowner has received the Policy as increased, or ten (10) days after American National delivers a notice concerning cancellation, whichever is later. The amount of the refund is the greater of Premiums paid attributable to such increase in Specified Amount or the amount of such Premiums paid adjusted by investment gains or losses.

Methods of Affecting Insurance Protection. A Policyowner may increase or decrease the pure insurance protection provided by a Policy--the difference between the Death Benefit and the Accumulation Value--in several ways as insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a partial surrender of the Policy. Certain changes may have Federal Tax consequences. Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

(a) A decrease in the Specified Amount will, subject to the applicable corridor percentage limitations, decrease the insurance protection and the cost of insurance charges under the Policy without reducing the Accumulation Value.

(b) An increase in the Specified Amount may increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant applicable corridor percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

(c) An increased level of premium payments may reduce the pure insurance protection, until the applicable corridor percentage of Accumulation Value exceeds the Specified Amount if Option A is in effect. Increased premiums should also increase the amount of funds available to keep the Policy in force.

(d) A reduced level of premium payments generally will increase the amount of pure insurance protection, depending on the applicable corridor percentage limitations. It may also result in a reduced amount of Accumulation Value and will increase the possibility that the Policy will lapse.

(e) A partial surrender will reduce the Death Benefit. However, under Option A, it only affects the amount of pure insurance protection and charges under the Policy if the percentage from the Corridor Percentage Table is applicable in determining the Death Benefit. Otherwise, the decrease in the Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

(f) A change in the Death Benefit Option may result in an increase or decrease in the net amount at risk, depending on the circumstances of the Policy.

Duration of the Policy. The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. Where, however, the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment by the Policyowner, the Policy will lapse and terminate without value. (See Policy Lapse and Reinstatement, page 24.) American National agrees to keep the Policy in force during the first two years and provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid even though, in certain instances, the minimum payment allowed by contract will not, after the payment of Monthly Deductions, generate positive Surrender Values during its first several policy months.

ACCUMULATION VALUE

The Policy's Accumulation Value in the Separate Account or the Fixed Account will reflect the investment performance of the chosen Subaccounts of the Separate Account or the rate of interest paid on the Fixed Account, the net premiums paid, any partial surrenders, and the charges assessed in connection with the Policy. A Policyowner may at any time surrender the Policy and receive the Policy's Surrender Value. There is no guaranteed minimum Accumulation Value.

Determination of Accumulation Value. Accumulation Value is determined on each Valuation Date. On the Date of Issue, Accumulation Value will equal the Net Premium, reduced by the Monthly Deductions. Thereafter, on each Valuation Date, the Accumulation Value of a Policy will equal:

(a) The aggregate of the values attributable to the Policy in each of the Subaccounts on the Valuation Date, determined for each Subaccount by multiplying the Subaccount's unit value by the number of units allocated to the Policy; plus

(b)  The value attributable to the Policy in the Fixed Account; plus

(c) Any Accumulation Value impaired by Policy Debt held in the General Account; plus

(d)  Any Net Premiums received on that Valuation Date; less

(e)  Any partial surrender, and its charge, made on that Valuation Date; less

(f)  Any Monthly Deduction to be made on that Valuation Date; less

(g)  Any federal or state income taxes charged against the Accumulation Value.

In computing the Policy's Accumulation Value, the number of Subaccount units allocated to the Policy is determined after any transfers among Subaccounts, or the Fixed Account, (and deduction of transfer charges) but before any other Policy transactions, such as receipt of net premiums and partial surrenders, on the Valuation Date. Because the Accumulation Value is dependent upon a number of variables, including the investment performance of the chosen Subaccounts, the frequency and amount of premium payments, transfers, partial surrenders, loans, and charges assessed in connection with the Policy, a Policy's Accumulation Value cannot be predetermined.

The Unit Value. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount shall be calculated by (i) multiplying the per share net asset value of the corresponding Eligible Portfolio on the Valuation Date times the number of shares held by the Subaccount, after the purchase or redemption of any shares on that date; minus
(ii) a charge not exceeding an annual rate of .90% for mortality and expense risk; and (iii) dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that date.

Valuation Date and Valuation Period. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

BENEFITS AT MATURITY

If the Insured is living, American National will pay the Accumulation Value of the Policy, less Policy Debt, to the Policyowner on the Maturity Date. The Policy will mature on the Policy anniversary after the Insured's 95th birthday, if living.

PAYMENT OF POLICY BENEFITS

Death Benefit proceeds under the Policy will usually be paid within seven days after American National receives Satisfactory Proof of Death. Accumulation Value benefits will ordinarily be paid within seven days of receipt of a written request. American National reserves the right to defer payment of any partial and full Surrenders, refunds or Policy Loans which would be derived from a Premium payment made by a check which has not cleared the banking system. Payments may also be postponed in certain circumstances. (See Postponement of Payments, page 27.) The Policyowner may decide the form in which the benefits will be paid. During the Insured's lifetime, the Policyowner may arrange for the Death Benefit proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Policy is surrendered or matures. If no election is made, American National will pay the benefits in a lump sum.

When Death Benefits are payable in a lump sum and no election of an optional method of payment is in force at the death of the Insured, the Beneficiary may select one or more of the optional methods of payment.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous settlement election. Further, if the Policy is assigned, any amount due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Policy, any proceeds to be paid under the Policy may be paid in any of four methods. Any amount left with American National for payment under a settlement option will be transferred to its General Account and will not be affected by the investment performance associated with the Separate Account. American National may make other options available in the future.

The Policyowner may elect to have the proceeds of this Policy paid under any of the payment options described below.

When proceeds become payable in accordance with a settlement option, the Policy will be exchanged for a supplementary contract specifying all rights and benefits. The effective date will be the date of the Insured's death or other termination of the Policy.

Should the Beneficiary die before all proceeds have been paid, the remaining proceeds will be paid either to the estate of the Beneficiary or in any other manner provided for in the supplementary contract or as otherwise provided for under applicable law.

OPTION 1. Installments for a Fixed Period. Equal installments will be paid for a fixed number of years. Installments will include interest at the effective rate of 3-1/2% per year. At American National's option, additional interest may be paid.

OPTION 2. Installments for a Fixed Period and Life Thereafter. Equal monthly installments will be paid for as long as the payee lives with installments certain for a fixed period. The fixed period may be 10 years, 20 years, or until the sum of all the installments equals the net sum payable.

OPTION 3. Installments of a Fixed Amount. Equal annual, semi-annual, quarterly, or monthly installments will be paid. The sum of the installments paid in one year must be at least $40.00 for each $1,000.00 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 3-1/2% per year; plus (3) any additional interest that American National may elect to pay. The final installment shall be the balance of the proceeds payable plus interest, and may be more or less than the other installments.

OPTION 4. Interest Payment. American National will hold the proceeds at interest. Interest will be paid at the effective rate of 3-1/2% per year. Additional interest may be paid at American National's option. On interest due dates, an amount of at least $100.00 may be withdrawn from the amount held. If the amount held falls below $2,000.00, American National will pay the entire amount held to the payee.

                   GENERAL PROVISIONS FOR SETTLEMENT OPTIONS

The first installment under Option 1, 2 or 3 will be paid as of the date the proceeds are available. The first installment may be postponed for up to ten
(10) years, but only with American National's consent. If it is postponed, the proceeds payable will accumulate with compound interest at the effective rate of 3-1/2% per year.

To avoid paying installments of less than $20.00 each, American National may:

(1)  change the installments to a quarterly, semi-annual or annual basis; and/or

(2)  reduce the number of installments.

If the Policyowner elects an option, the Policyowner may restrict the Beneficiary's right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except to the extent permitted by law, unpaid amounts are not subject to any claims of a Beneficiary's creditors. In no case may a Beneficiary receive the discounted present value of installments payable under Option 2. At American National's option, a Beneficiary may be permitted to receive the discounted present value of installments under the other options. An effective interest rate of 3-1/2% per year will be used to compute discounted present value.

The payee under any option may die after payments under the option have started. If so, under Option 1 or 2 American National will pay the discounted present value of any unpaid fixed-period installments to the payee's estate. Under Option 3 or 4, American National will pay any balance held by American National to the payee's estate. With American National's consent, the option elected may provide for payment in another manner.

Limitations. Election of an option by written request may be made only with the consent of American National if:

(1)  Proceeds are to joint or successive payees, or

(2)  proceeds are payable to other than a natural person.

                                 POLICY RIGHTS

LOAN BENEFITS

Loan Privileges. So long as the Policy remains in effect, the Policyowner may borrow money from American National using the Policy as the only security for the loan. The minimum amount which may be borrowed is $100. The maximum amount that may be borrowed during the first two Policy Years is 75% of the Policy Surrender Value at the end of the Valuation Period during which the loan request is received, less three Monthly Deductions. After the first two years the maximum loan amount is 90% of the Surrender Value less three Monthly Deductions. Policyowner's in certain states may borrow 100% of the Surrender Value less three (3) Monthly Deductions. Preferred loans are available after the seventh policy year. The amount available as a preferred loan is equal to the Accumulation Value less Policy Debt and less premiums paid (adjusted by Partial Surrenders). The loan may be completely or partially repaid at any time while the Insured is living, prior to the Maturity Date. Loans usually are funded within seven days after receipt of a written request. Loans may have a tax consequence. (See Federal Tax Matters, page 28.)

Interest. Loans will accrue interest on a daily basis at a rate of 6.0% per year. If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. The Policyowner earns 4.5% interest on the Accumulation Values securing the loans.

Effect of Policy Loans. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Accumulation Value in the Separate Account and/or the Fixed Account to American National's General Account as security for the indebtedness and will earn interest at the annual rate of 4.5% credited on the Policy anniversary, 6% on preferred loans. The Accumulation Value transferred out of the Separate Account will be allocated among the Subaccounts or the Fixed Account in accordance with the instructions given by the Policyowner when the loan is requested. The minimum amount which can remain in a Sub-account or the Fixed Account as a result of a loan is $100. In the event no allocation instructions are provided or the allocation instructions conflict with this minimum, the loan will be allocated among the Subaccounts or the Fixed Account, in the same proportion as the Accumulation Value in each Subaccount or the Fixed Account prior to the loan bears to the total Accumulation Value in all Subaccounts and the Fixed Account. American National will transfer Accumulation Value from the Subaccounts and the Fixed Account to secure indebtedness on the date of the policy loan and, if loan interest is not paid when due in any Policy Year, or on the Policy anniversary thereafter, American National will allocate the amount transferred to secure the Policy Debt among the Subaccounts and the Fixed Account in the same proportion as the Accumulation Value in each Subaccount or the Fixed Account bears to the total Accumulation Value in all Subaccounts and the Fixed Account or as instructed. No charge will be imposed for these transfers.

A Policy loan will permanently affect the Accumulation

Value of a Policy, and may permanently affect the amount of the Death Benefits, even if the loan is repaid. The effect could be favorable or unfavorable depending on whether the investment performance of the Subaccount(s) selected by the Policyowner is less than or greater than the interest rate credited to the Accumulation Value held in the General Account to secure the loan. In comparison to a Policy under which no loan was made, the Accumulation Value will be lower if the General Account interest rate is less than the investment performance of the Subaccount(s), and greater if the General Account interest rate is higher than the investment performance of the Subaccount(s).

Interest earned on amounts held in the General Account will be allocated to the Subaccounts and the Fixed Account on each Policy anniversary in the same proportion that Net Premiums are being allocated to those Subaccounts and the Fixed Account at the time. Upon repayment of Policy Debt, the portion of the repayment allocated in accordance with the repayment of indebtedness provision (see below) will be transferred to increase the Accumulation Value in that Subaccount or the Fixed Account.

Policy Debt. The Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Policy Debt exceeds the Accumulation Value less any surrender charge, the Policyowner must pay the excess. American National will send a notice of the amount which must be paid. If the Policyowner does not make the required payment within the 61 days after American National sends the notice, the Policy will terminate without value. A lapsed Policy may later be reinstated. (See Policy Lapse and Reinstatement, page 24.)

Repayment of Policy Debt. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of Policy Debt only if the Policyowner so requests. As Policy Debt is repaid, the Accumulation Value in the General Account securing the Policy Debt repaid will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment. The repayment of Policy Debt will be allocated at the end of the Valuation Period during which the repayment is received. If not repaid, American National will deduct Policy Debt from any amount payable under the Policy.

SURRENDERS

At any time during the lifetime of the Insured and prior to the Maturity Date, the Policyowner may partially or totally surrender the Policy by sending a written request to American National. The amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at American National's Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See Postponement of Payments, page 27.) Surrenders may have tax consequences. (See Tax Treatment of Policy Proceeds, page 29.)

Full Surrenders. If the Policy is being fully surrendered, the actual Policy form must be returned to American National along with the request. American National will pay the Surrender Value. Coverage under the Policy will terminate as of the date of a full surrender.

Partial Surrenders. Partial surrenders are irrevocable. The amount of a partial surrender may not exceed the Surrender Value on the date the request is received and may not be less than $100.

The amount paid will be deducted from the Policy's Accumulation Value at the end of the Valuation Period during which the request is received. The amount will be deducted from the Subaccounts or the Fixed Account according to the instructions of the Policyowner when the withdrawal is requested, provided that the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, or if there is not sufficient value in any Subaccount or the Fixed Account, the amount will be allocated in the same proportion that the Accumulation Value in each bears to the total Accumulation Value in all Subaccounts and the Fixed Account, on the date the request for the partial surrender is received by American National.

The Death Benefit will be reduced by the amount of any partial surrender. If Option A is in effect, the Specified Amount will be reduced. Where increases in the Specified Amount occurred previously, a partial surrender will reduce the last increase first, and then each other increases, in order of the more recent increase first, and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the amount of pure insurance protection under the Policy. (See Monthly Deduction - Cost of Insurance, page 25; Death Benefit Options - Methods of Affecting Insurance Protection, page 18.) If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount shown in the following schedule:


        DURING              MINIMUM
     POLICY YEAR        SPECIFIED AMOUNT
          1                  50,000
          2                  45,000
          3                  40,000
          4                  35,000
      Thereafter             25,000

The amount of any partial surrender will be paid within seven (7) days after receipt of the Policyowner's written request therefor. A $25 administrative service fee will be charged at the time of each partial surrender. It is not American National's intention to make a profit on this charge.

TRANSFERS

Accumulation Value may be transferred among the Subaccounts of the Separate Account or to the Fixed Account as often as desired. The transfers may be ordered in person, by mail, or by telephone. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount after a transfer is $100. American National will effectuate transfers and determine all values in connection with transfers on the later of the date designated in the request or at the end of the Valuation Period during which the transfer request is received. Accumulation Value on the date of a transfer will not be affected except to the extent of the transfer charge, if applicable. Once each Policy Year during the thirty day period beginning on the Policy anniversary, transfers may be made from the Fixed Account to the Subaccounts. The maximum amount which may be transferred from the Fixed Account to the Subaccounts is the greater of
(a) twenty-five percent of the amount in the Fixed Account, or (b) $1,000.

The first four transfers per Policy Year will be permitted free of charge. A $25 transfer charge will be imposed each additional time amounts are transferred and will be deducted from the amount transferred. (See Transfer Charge, page 25.) Transfers resulting from Policy loans or exercise of the exchange privilege will not be subject to a transfer charge. In addition, such transfers will not be counted for purposes of the limitation on the number of transfers allowed in each year. American National may at any time revoke or modify the transfer privilege, including the number and minimum amount transferable.

REFUND PRIVILEGE

The Policyowner may cancel the Policy within the later of 10 days after the Policyowner receives it, within 10 days after American National delivers a notice of the Policyowners right of cancellation, or within 45 days of completing and executing the application whichever is later. If a policy is canceled within this time period a refund will be paid. The amount of the refund will be the amount of the premiums paid adjusted by investment gains during the 15-day period such premiums have been allocated to the VIP Money Market Portfolio and by investment gains and losses thereafter.

To cancel the Policy, the Policyowner should mail or deliver the actual Policy form to American National at the Home Office or to the office of one of its agents. A refund of premiums paid by check may be delayed until the check has cleared the Policyowner's bank. (See Postponement of Payments, page 27.)

Right to Exchange a Policy for a Fixed-Benefit Insurance Policy

At any time during the first two Policy Years that the Policy is in effect, the Policyowner may exchange the Policy for a fixed-benefit, universal life insurance policy issued by American National. No evidence of insurability will be required to make an exchange. The net amount at risk or Death Benefit, at the option of the Policyowner, will be the same as the original Policy's on the date of exchange. The new policy will have a current Date of Issue and same premium class, Attained Age and sex as this Policy. Any rider in force with the Policy will be issued with the new policy. The amount of the new policy may be the Death Benefit on the date of the exchange, less Policy Debt (Option A) or the Death Benefit minus the Accumulation Value on the date of the exchange less Policy Debt (Option B). (See Death Benefit Options, page 15.)

The new policy will become effective on the date of exchange if the Insured is then living. The date of exchange will be the date American National has received a written request therefor accompanied by the actual Policy form and all financial, contractual and administrative requirements have been met and processed.

                      PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY

Individuals wishing to purchase a Policy must complete an application and submit it to American National's Home Office, American National Building, One Moody Plaza, Galveston, Texas 77550. A Policy will generally be issued only to individuals 75 years of age or less on their last birthday who supply satisfactory evidence of insurability to American National. Acceptance is subject to American National's underwriting rules.

The Policy Date is the effective date of coverage for all coverage applied for in the original application. The Date of Issue is used to determine Policy anniversary dates, Policy Years and Policy months.

The Policy Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy and any supplements thereto. This date is the effective date for all coverage applied for in the original application and any supplemental applications.

The initial premium payment will be allocated to the VIP Money Market Portfolio of the Fidelity Fund, as of the Date of Issue, for 15 days. After the expiration of this period, the Accumulation Value will be allocated to the Subaccounts or the Fixed Account as selected by the Policyowner.

PREMIUMS

The initial premium is due no later than the Policy Date. No insurance will take effect before the initial premium is paid. The initial premium must be at least 1/12 of the first year Guaranteed Coverage Premium. The initial premium and all other premiums are payable at American National's Home Office. The amounts and frequency of the Planned Periodic Premiums are shown on the Policy Data Page of the Policy. Subject to certain limitations, a Policyowner has flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on the Policyowner. However, the Planned Periodic Premium must include the Guaranteed Coverage Premium during the first two (2) Policy Years. Thereafter, unless the Policyowner has paid sufficient premiums to pay the Monthly Deduction and mortality and expense risk charges, the Policy may have a zero Surrender Value and will lapse.

American National agrees to keep the Policy in force during the first two years and provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid even though, in certain instances, these minimum premiums will not, after payment of the amount of the Monthly Deduction and mortality and expense risk charges, generate positive Surrender Values during the first several Policy months.

Premium Flexibility. A Policyowner may make unscheduled premium payments at any time in any amount, or skip premium payments, subject to the premium limitations described herein. Therefore, unlike conventional insurance policies, this Policy does not obligate the Policyowner to pay premiums in accordance with a rigid and inflexible premium schedule. American National reserves the right to limit the number and amount of additional or unscheduled premium payments.

Planned Periodic Premiums. At the time the Policy is issued each Policyowner shall determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. The Planned Periodic Premium schedule may include the Guaranteed Coverage Premium. The Policyowner is not required to pay premiums in accordance with this schedule. The Policyowner has considerable flexibility to alter the amount and frequency of premiums paid.

Policyowners can also change the frequency and amount of Planned Periodic Premiums by sending a written request to American National's Home Office, although American National reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy will remain in force unless the Guaranteed Coverage Benefit provision is in effect. Instead, the duration of the Policy depends upon the Policy's Surrender Value. (See Duration of the Policy, page 18.) Unless the Guaranteed Coverage Benefit provision is in effect, even if Planned Periodic Premiums are paid by the Policyowner, the Policy will lapse any time Surrender Value is insufficient to pay the Monthly Deduction and mortality and expense risk charges, and a grace period expires without a sufficient payment.

Any premium received in an amount different from the Planned Periodic Premium will be considered an unscheduled premium.

Premium Limitations. In no event may the total of all premiums paid, both planned and unscheduled, exceed the current maximum premium limitations established by federal tax laws. If at any time a premium is paid which would result in total premiums exceeding such current maximum premium limitations, American National will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limitations prescribed by law. American National may require additional evidence of insurability if any premium payment would result in an increase in the Policy's net amount at risk on the date the premium is received. American National may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policyowner, an additional premium payment may be required. American National will notify the Policyowner of any premium required to fund the increase.

ALLOCATION OF PREMIUMS AND ACCUMULATION VALUE

Allocation of Net Premiums. In the application for a Policy, the Policyowner allocates Net Premiums to one or more Subaccounts of the Account or to the Fixed Account. Thereafter, the amount in such account and Net Premiums are allocated as directed by the Policyowner. The minimum percentage that may be allocated to any one Subaccount or to the Fixed Account is 10% of the Net Premium, and fractional percentages may not be used. The allocations must total 100%. The allocation for future Net Premiums may be changed without charge by providing proper notification to the Home Office. The notice must include the policy number to which the instructions apply. The reallocation will apply to future premiums received by American National on or after the date the change is received.

Premium payments received within 15 days after the Date of Issue are allocated to the Subaccount for the Money Market portfolio of the Fidelity Funds. The initial premium payment will be allocated to the Money Market portfolio of the Fidelity Funds, as of the Date of Issue, for 15 days. After the expiration of such period, the Accumulation Value will be allocated to the Subaccounts or the Fixed Account as selected by the Policyowner. Premium payments received by American National prior to the Date of Issue are held in American National's General Account, without interest, until the Date of Issue. Net Premiums received by American National after fifteen (15) days after the Date of Issue are allocated to the selected Subaccounts or the Fixed Account. If there is any Policy Debt at the time of payment, American National will treat the payment as a premium payment unless otherwise instructed in proper written notice.

Accumulation Value. The value of amounts allocated to Subaccounts of the Separate Account will vary with the investment performance of these Subaccounts and the Policyowner bears the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. Policyowners should periodically review their allocations of premiums and values in light of market conditions and overall financial planning requirements.

POLICY LAPSE AND REINSTATEMENT

Lapse. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Unless the Guaranteed Coverage provision is in effect, lapse will occur when the Surrender Value is insufficient to cover the Monthly Deduction and a grace period expires without a sufficient payment.

GRACE PERIOD

The grace period is 61 days from the date American National mails a notice that the grace period has begun. American National will notify the Policyowner at the beginning of the grace period by mail addressed to the last known address on file with American National. The notice will specify the premium required to keep the Policy in force. Failure to pay the required amount within the grace period will result in lapse of the Policy. If the Insured dies during the grace period, any overdue Monthly Deductions and Policy Debt will be deducted from the proceeds.

If the Surrender Value is insufficient to cover the Monthly Deduction, the Policyowner must pay a premium during the grace period sufficient to cover the Monthly Deductions for the three Policy months after commencement of the grace period to avoid lapse.

Reinstatement. A lapsed Policy may be reinstated any time within five years after the end of the grace period, but before the Maturity Date if the Policy was not surrendered for its Surrender Value. Reinstatement will be effected based on the Insured's underwriting classification at the time of the reinstatement.

Reinstatement is subject to the following:

a. Evidence of insurability of the Insured satisfactory to American National (including evidence of insurability of any person covered by a rider to reinstate the rider);

b.  Reinstatement of any Policy Debt, with interest due and accrued;

c. Payment of the amount of any Monthly Deductions not paid during the grace period; and

d. Payment of the amount necessary to pay sales load and premium taxes on the premiums paid and the Monthly Deduction for the next three months.

The Policy cannot be reinstated if it has been surrendered for its full Surrender Value.

The original Date of Issue, and the Dates of Issues of increases in Specified Amount (if applicable), will be used for purposes of calculating the surrender charge. If any Policy Debt was reinstated, the amount thereof will be held in American National's General Account. Accumulation Value calculations will then proceed as described under "Accumulation Value" on page 18. The Policy Date of reinstatement will be the first Monthly Deduction Date on or next following the date of approval by American National of the application for reinstatement.

                            CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate American National for: (1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy;
(3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

PREMIUM CHARGES

Prior to allocation of premium payments among the Sub-accounts or the Fixed Account, premiums paid will be reduced by a 4% sales charge to compensate American National for expenses associated with distributing the Policy, plus any amount necessary to reimburse American National for premium taxes. In addition, a $2.00 transaction charge will be deducted to reimburse American National for billings and confirmations.

Sales Charges. Sales charges, generally called the "sales load," will be deducted to compensate American National for the cost of selling the Policy. This cost includes agents' commissions, the printing of Prospectuses and sales literature, and advertising.

The sales charges in any Policy Year are not necessarily related to actual distribution expenses incurred in that year. Instead, American National expects to incur the majority of distribution expenses in the early Policy Years and to recover amounts to pay such expenses over the life of the Policy. To the extent that sales and distribution expenses exceed sales loads (both front-end and deferred) in any year, American National will pay them from its other assets or surplus in its General Account, which include amounts derived from mortality and expense risk charges, and other charges made under the Policy. American National believes that this distribution financing arrangement will benefit the Separate Account and the Policyowner.

Applicable Tax Charges. All states and certain jurisdictions (cities, counties, municipalities) tax premium payments and some levy additional charges. Taxes currently range up to 4%. We deduct the applicable Tax from each premium payment. This is a tax to American National, so you cannot deduct it on your income tax return. The amount of the tax will vary depending on the jurisdiction in which the Insured resides. Since taxes on premium payments are a percentage of the premium, the amount of that tax will also vary with the amount of the premium.

This tax charge will be increased or decreased to reflect any changes in the Applicable Tax based on premiums. In addition, if an Insured changes his or her place of residence, the charge will be changed to the tax rate of the new jurisdiction. You should notify us if the Insured changes residence. American National will not make a profit from the premium tax charge.

CHARGES FROM ACCUMULATED VALUE
Monthly Deduction. On each Monthly Deduction Date, the Monthly Deduction will be deducted from the Accumulation Value of the Policy to compensate American National for the insurance provided, the cost of any riders and for administrative expenses. The Monthly Deduction will be deducted as of the Policy Date and on each Monthly Deduction Date thereafter if current. It will be allocated among the Subaccounts, and the Fixed Account, in the same proportion as the Accumulation Value in each Subaccount and the Fixed Account, bears to the total Accumulation Value on that date. Each of these charges is described in more detail below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

Administrative Charge. To compensate American National for the ordinary administrative expenses expected to be incurred in connection with a Policy, the Monthly Deduction includes an administrative expense charge. Such charge, during the first 12 Policy months (and the first 12 Policy months with respect to an increase in the Specified Amount other than from an option change), shall range from a maximum of $2.50 plus $0.0632 per $1,000 of Specified Amount at age 0 to a maximum of $2.50 plus $2.59 per $1,000 of Specified Amount at age 75, and shall thereafter be a maximum of $2.50 plus $0.025 per $1,000 of Specified Amount. These ordinary administrative expenses include premium billing; recordkeeping; processing Death Benefit claims, surrenders, and Policy changes; preparing and mailing reports, and overhead costs. This charge is levied throughout the life of the Policy. American National does not expect to make any profit from the monthly administrative charge.

Cost of Insurance. Because the cost of insurance depends upon several variables, the cost for each Policy month can vary from month to month. American National will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the net amount at risk for each Policy month. The net amount at risk on any Monthly Deduction Date is the amount by which the Death Benefit which would be payable on that Monthly Deduction Date exceeds the Accumulation Value.

The monthly cost of insurance rate is based on the Insured's sex, Attained Age, Specified Amount, and risk class. The rate will vary if the Insured is a smoker or non-smoker or is considered a substandard risk classification and rated with a tabular extra rating. For the initial Specified Amount, the cost of insurance rate will not exceed those shown in the Schedule of Monthly Guaranteed Maximum Cost of Insurance Rates shown on the Policy Data Page. These guaranteed rates are based on the Insured's age last birthday and are equal to the 1980 Insurance Commissioners Standard Ordinary Smoker or Non-Smoker, Male or Female Mortality Tables. The current rates range between 60% and 100% of the rates based on the 1980 Commissioners Standard Ordinary Tables, based on American National's own mortality experience. Policies issued on a non-sex distinct basis are based upon the 1980 Insurance Commissioner's Standard Ordinary Table B assuming 80 male and 20 female lives. Any change in the cost of insurance rates will apply to all persons of the same age, sex, Specified Amount and risk class.

If the underwriting class for any increase in the Specified Amount or for any increase in Death Benefit resulting from a change in Death Benefit option from A to B is not the same as the underwriting class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different underwriting classes. Decreases will also be reflected in the cost of insurance rate as discussed earlier.

The actual charges made during the Policy Year will be shown in the annual report delivered to Policyowners.

Rate Class. The rate class of an Insured may affect the cost of insurance rate. American National currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a substandard rate class. If a Policy is rated at issue with a tabular extra rating, the guaranteed rate is a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will not impact the cost of insurance rate buy 1/2 of any flat extra cost will be deducted as part of the Monthly Deduction on each Monthly Deduction Date.

Surrender Charge. If a Policy is surrendered prior to the 10th Policy anniversary, American National will assess a surrender charge based upon the amount of premiums paid on the Policy and the amount of the Surrender Premium.

No surrender charge will be assessed upon decreases in the Specified Amount of the Policy. Because the surrender charge may be significant upon early surrender, prospective Policyowners should purchase a Policy only if they do not intend to surrender the Policy for a substantial period of time.

Transfer Charge. A transfer charge of $25.00 will be imposed for each additional transfer among the Subaccounts after four per Policy Year to compensate American National for the costs of effecting the transfer. Since the charge reimburses American National for the cost of effecting the transfer only, American National does not expect to make any profit from the transfer charge. This charge will be deducted from the amount transferred. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights. The amount of the transfer charge is guaranteed not to be increased.

Partial Surrender Charge. A charge will be imposed for each partial surrender to compensate American National for the administrative costs in effecting the requested payment and in making necessary calculations of any reductions in Specified Amount which may be required by reason of the partial surrender. Such charge is in proportion to the charge that would apply to a full surrender. The proportion is computed by dividing the amount of Accumulation Value surrendered by the total Surrender Value. When a partial surrender is made, future surrender charges will be reduced in the same proportions. American National does not expect to make any profit from the partial surrender charge. The current charge made will be $25. The charge will be deducted from the amount of the surrender.

DAILY CHARGES AGAINST THE SEPARATE ACCOUNT

On each Valuation Date that American National is open for business, a daily asset charge will be deducted from the Accumulation Value. Such charge shall not exceed .90% annually of the average daily net asset value of each Subaccount, but not the Fixed Account, and is to compensate American National for mortality and expense risks assumed in connection with the Policy. The daily charge will be deducted from the net asset value of the Separate Account, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be .00246% (calculated by dividing the .90% annual rate by 365) multiplied by the number of days since the last Valuation Date. No mortality and expense charges will be deducted from the amounts in the Fixed Account.

American National believes that this level of charge is within the range of industry practice for comparable variable universal life policies.

The mortality risk assumed by American National is that Insureds may live for a shorter time than assumed, and that an aggregate amount of Death Benefits greater than that assumed will be paid. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

In addition to the charges by American National against the Separate Account described just above, SM&R and FMR will assess certain annual or monthly fees against the amount invested in the various Eligible Portfolios. (See the American National Fund's and the Fidelity Funds' Prospectuses)

For managing the investments and business affairs of the Eligible Portfolios of the Fidelity Funds, each such Eligible Portfolio pays FMR a monthly fee. Detailed information about such fee is in the Fidelity Funds' Prospectuses.

No portfolio fees will be assessed against amount placed in the Fixed Account.

Taxes. Currently, no charge will be made against the Separate Account for federal, state or local income taxes. American National may, however, make such a charge in the future if income or gains within the Separate Account will incur any Federal, or any significant state or local tax treatment of American National changes. Charges for such taxes, if any, would be deducted from the Separate Account and/or the Fixed Account.

                              GENERAL PROVISIONS

THE CONTRACT

The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. All statements made by the Insured in the application, in the absence of fraud, are considered representations and not warranties. Only statements in the application that is attached to the Policy and any supplemental applications made a part of the Policy when a change in coverage went into effect can be used to contest a claim or the validity of the Policy. Only the President, Vice President or Secretary can modify the Policy. Any changes must be made in writing and approved by American National. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions.

CONTROL OF POLICY

The Policyowner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policyowner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Policyowner to die. If the Policyowner is a minor, first the Applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

BENEFICIARY

The Policyowner may name both primary and contingent beneficiaries. The Beneficiary(ies) and their designated class are specified in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the estate of the Insured.

CHANGE OF BENEFICIARY

The Policyowner may change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured's lifetime unless otherwise provided in the previous designation of Beneficiary. American National, at its option, may require that the actual Policy form be returned to the Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at the Home Office. American National will not be liable for any payment made or action taken before the change is recorded. No limit is placed on the number of changes that may be made.

CHANGE IN POLICYOWNER OR ASSIGNMENT

In order to change the owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with American National at its Home Office. The change will take effect as of the date the change is recorded at the Home Office, and American National will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Policy will be permitted. A collateral assignment is not a change of ownership.

PAYMENT OF PROCEEDS

The proceeds are subject first to any Policy Debt and then to the interest of any assignee of record. Payments to satisfy any such Policy Debt and to any assignee shall each be paid in one sum. The balance of any Death Benefit proceeds shall be paid in one sum to the designated Beneficiary unless an optional method of payment is selected. If no Beneficiary survives the Insured, the proceeds shall be paid in one sum to the estate of the Insured. Any proceeds payable on the Maturity Date or upon full surrender shall be paid in one sum unless an Optional Method of Payment is elected.

INCONTESTABILITY

The Policy is incontestable after it has been in force for two years from the Date of Issue during the lifetime of the Insured. An increase in the Specified Amount or addition of a rider after the Date of Issue shall be incontestable after such increase or addition has been in force for two years from its Policy Date during the lifetime of the Insured. However, this two year provision shall not apply to riders that provide disability or accidental Death Benefits. Any reinstatement of a Policy shall be incontestable during the lifetime of the Insured only after having been in force for two years after the Policy Date of the reinstatement.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit will be adjusted. The Death Benefit will be adjusted in proportion to the correct and incorrect cost of insurance rates.

SUICIDE

Suicide within two years of the Date of Issue is not covered by the Policy unless otherwise provided by a state's insurance law. If the Insured, while sane or insane, commits suicide within two years after the Date of Issue, American National will pay only the premiums received less any partial surrenders and Policy Debt. If the Insured, while sane or insane, commits suicide within two years after the Policy Date of any increase in the Specified Amount, American National's liability with respect to such increase will only be its total cost of insurance applied to the increase. If the Insured, while sane or insane, commits suicide within two years from the Policy Date of reinstatement, American National's liability with respect to such reinstatement will only be for the return of cost of insurance and expenses, if any, paid on or after the reinstatement.

POSTPONEMENT OF PAYMENTS

Payment of any amount upon full surrender, partial surrender, Policy loans, benefits payable at death or maturity, and transfers may be postponed whenever:
(i) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("Commission"); (ii) the Commission by order permits postponement for the protection of Policyowners; or
(iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to 6 months from the date of written request.

ADDITIONAL INSURANCE BENEFITS (RIDERS)

Subject to certain requirements, certain additional optional benefits may be obtained at the issuance of the Policy for an extra premium. The cost of any such additional insurance benefits, which will be provided by "riders" to the Policy, will be deducted as part of the Monthly Deduction

                         DISTRIBUTION OF THE POLICIES

SM&R, a wholly-owned subsidiary of American National will act as the principal underwriter of the Policies pursuant to a Distribution and Administrative Services Agreement between itself and American National. SM&R was organized under the laws of the State of Florida in 1964, and is a registered broker/dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. (See the American National Fund Prospectus.)

Registered Representatives of SM&R who sell the Policy will receive commissions from SM&R based upon a commission schedule. After issuance of the Policy, commissions to the Registered Representatives will equal, at most, 50% of the Guaranteed Coverage Premium, plus the first year cost of any riders, and any premium paid in excess, will receive a maximum commission of 4.0%. In years thereafter, Registered Representatives will receive a maximum commission of 3.0% per Policy Year on any premiums paid. Upon any subsequent increase in Specified Amount or any subsequent increase in riders, commissions will also be paid based on the amount of the increase in Specified Amount or increase in rider. Further, American National may pay Registered Representatives who meet certain production standards additional compensation, and may pay managers bonuses with respect to the Policies. SM&R will pay overriding commissions to managers with respect to the Policies. SM&R and American National may authorize other registered broker/dealers and its Registered Representatives to sell the Policies subject to applicable law.

                              FEDERAL TAX MATTERS

The following discussion provides a general description of the federal income tax considerations associated with the Policy. This discussion is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based upon American National's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service. The following summary does not purport to be complete or to cover all situations. Special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider in detail any applicable state or other tax (except premium taxes, see discussion "Premium Taxes," page 10) laws. Counsel and other competent advisors should be consulted for more complete information before a Policy is purchased.

(a) Taxation of American National. After American National issues the Policies, American National believes it will be taxed as a life insurance company under Part I of Subchapter L of the Code. At that time, since the Separate Account is not an entity separate from American National, and its operations form a part of American National, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. As a result, such net investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. American National believes that the Separate Account net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.

     American National does not currently expect to incur any federal income tax liability attributable to the Separate Account with respect to the sale of the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. If, however, American National determines that it may incur such taxes attributable to the Separate Account, it may assess a charge for such taxes against the Separate Account.

     American National may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made) in various states. At present, these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes attributable to the Separate Account, if any, may be assessed against the Separate Account .

(b) Tax Status of the Policy. The Code (section 7702) includes a definition of a life insurance contract for federal tax purposes, which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. American National believes that the Policy meets the statutory definition of a life insurance contract. If the Death Benefit of a Policy is increased or decreased, the applicable definitional limitations may change. In the case of a decrease in the Death Benefit, a partial surrender, a change from Option B to Option A, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policyowner in order for the Policy to continue complying with the section 7702 definitional limitations on premiums and Accumulation Values, the Policyowner will be taxed as ordinary income (to the extent of any gain in the Policy) on certain amounts prescribed in section 7702 which are so distributed.

The Code (section 7702A) also defines a "modified endowment contract" for federal tax purposes which causes distributions to be taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

Certain benefits the Insured may elect under this Policy may be material changes affecting the 7-pay premium test. These include changes in Death Benefits and changes in the Policy amount. Should the Policy become an MEC, partial or full surrenders, assignments and loans (including loans to pay loan interest) under or secured by the Policy will be taxable to the Policyowner to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution prior to the Insured's age 59-1/2. The 10% penalty tax does not apply if the Insured is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the Insured or the joint lives of the Insured and Beneficiary. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. If American National determines that excessive premium payments have been made during a Policy Year, it will notify the Policyowner that the Policy may be treated as an MEC, explain the tax consequences of such treatment and give the Policyowner the option to have the excessive premiums refunded. If requested by the Policyowner within thirty (30) days after receipt of such notice, American National will make such refund. Should one deposit excessive premiums during a Policy Year, that portion that is returned by the insurance company within 60 days after the policy anniversary will reduce the premiums paid to avoid the Policy becoming a Modified Endowment Contract.

The Code (section 817(h)) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of the Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. The Separate Account, through the American National Fund and the Fidelity Funds, intends to comply with the diversification requirements prescribed by the Treasury in temporary regulations published in the Federal Register on September 15, 1986, which affect how such Funds' assets may be invested.

However, American National believes that the American National Fund and the Fidelity Funds will meet the diversification requirements and American National will monitor compliance with this requirement. Thus, American National believes that the Policy will be treated as a life insurance contract for federal tax purposes.

In connection with the issuance of temporary regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a Separate Account.

Regulations in this regard are expected in the near future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, American National reserves the right to modify the Policy as necessary to prevent the Policyowner from being considered the owner of the assets of the Separate Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal tax purposes.

(c) Tax Treatment of Policy Proceeds. American National believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, American National believes that the Death Benefit payable under either Death Benefit option under the Policy will be excludable from the gross income of the Beneficiary under section 101(a)(1) of the Code and the Policyowner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual surrender. However, in the event of certain cash distributions under the Policy resulting from any change which reduces future benefits under the Policy, the distribution will be taxed in whole or in part as ordinary income (to the extent of gain in the Policy). See discussion on page 28, "Tax Status of the Policy".

     American National also believes that loans received under a Policy will be treated as Policy Debt of the Policyowner and that no part of any loan under a Policy will constitute income to the Policyowner so long as the Policy remains in force, unless the Policy becomes a Modified Endowment Contract. However, if the Policy lapses while the loan is outstanding, the loan proceeds will be included in the Policyowner's taxable income, in the year of lapse, to the extent the proceeds constitute gain under the Policy. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.

     In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or is financially interested in the business carried on by that taxpayer will not be tax-deductible to the extent the aggregate amount of such loans with respect to Policies covering such individual exceeds $50,000. Further, even as to interest on loans up to $50,000 per such individual, such interest would not be deductible if the Policy were deemed for federal tax purposes to be a single premium life insurance contract. Policyowners should consult a competent tax advisor as to whether the Policy would be so deemed.

     The right to change owners, and the provision for partial surrenders may have tax consequences depending on the circumstances of such exchange, change, or surrender. Upon full surrender or when maturity benefits are paid, if the amount received plus any Policy Debt exceeds the total premiums paid, the "basis," that are not treated as previously withdrawn by the Policyowner, the excess generally will be taxed as ordinary income.

     Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on applicable law and the circumstances of each Policyowner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply.

                 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

American National holds the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the General Account assets, except for the Fixed Account. American National maintains records of all purchases and redemptions of shares of Eligible Portfolios by each of the Subaccounts.

                                 VOTING RIGHTS

All of the assets held in the Subaccounts of the Separate Account will be invested in shares of the corresponding Eligible Portfolios. American National is the legal holder of those shares and as such has the right to vote to elect the Board of Directors of the American National Fund and the Fidelity Funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholder's meeting. To the extent required by law, American National will vote all shares of the Eligible Portfolios held in the Separate Account at regular and special shareholders' meetings in accordance with instructions received from Policyowners. The number of votes for which each Policyowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund or the Fidelity Funds, as the case may be. American National will furnish Policyowners with the proper forms, materials and reports to enable them to give it these instructions.

The number of shares of an Eligible Portfolio in a Subaccount for which instructions may be given by a Policyowner is determined by dividing the Policy's Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding Eligible Portfolio. Fractional shares will be counted. Eligible Portfolio shares held in each Subaccount for which no timely instructions from Policyowners are received and shares held in each Subaccount which do not support Policyowner interests will be voted by American National in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, American National may elect to vote shares of the American National Fund or Fidelity Funds in its own right.

Matters on which Policyowners may give voting instructions include the following: (1) election of Boards of Directors, (2) ratification of independent accountants (3) approval of investment advisory agreements for the Eligible Portfolio(s) corresponding to the Policyowner's selected Subaccount; (4) any change in the fundamental investment Policies of the Eligible Portfolio(s) corresponding to the Policyowner's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders under the 1940 Act.

Disregard of Voting Instruction. American National may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Eligible Portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Eligible Portfolios. In addition, American National itself may disregard voting instructions that would require changes in the investment objectives or policies of any Eligible Portfolio or in an investment adviser or principal underwriter for the Eligible Portfolios, if American National reasonably disapproves those changes in accordance with applicable federal regulations. If American National does disregard voting instructions, it will advise Policyowners of that action and its reasons for the action in the next annual report or proxy statement to Policyowners.

                    STATE REGULATIONS OF AMERICAN NATIONAL

American National, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of American National and the Separate Account as of December 31 of the preceding year must be filed with the Texas Department of Insurance. Periodically, the Texas Department of Insurance examines the liabilities and reserves of American National and the Separate Account and certifies their adequacy. A full examination of American National's operations is also conducted periodically by the National Association of Insurance Commissioners.

In addition, American National is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the Prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investment. However, differences in state laws may require American National to offer a Policy in one or more states which has suicide, incontestability, refund provisions and surrender charges which are more favorable to a Policyowner than provisions in a Policy offered in other states.

                    SENIOR EXECUTIVE OFFICERS AND DIRECTORS
                      AMERICAN NATIONAL INSURANCE COMPANY


NAME AND POSITION(S) WITH                  PRINCIPAL OCCUPATIONS LAST FIVE YEARS
AMERICAN NATIONAL INSURANCE COMPANY               AND OTHER POSITIONS HELD
--------------------------------------------------------------------------------

ROBERT L. MOODY
CHAIRMAN OF THE BOARD, DIRECTOR, PRESIDENT AND
CHIEF EXECUTIVE OFFICER

President, January 1996 to present, Chairman of the Board, April 1982 to present, Chief Executive Officer, July 1991 to present, and Director, March 1960 to present, American National. Director, September 1985 to present, ANREM Corporation. Director and President, 1982 to present, Moody Bancshares, Inc.. Director and President, 1988 to present, Moody Bank Holding Company, Inc. President, 1980 to 1993, Chairman of the Board, Director and Chief Executive Officer, 1980 to present, The Moody National Bank of Galveston. Chairman of the Board and Director, 1971 to present, National Western Life Insurance Company. Trustee, 1955 to present, The Moody Foundation. Director, 1954 to present, Gal-Tex Hotel Corporation. Chairman of the Board and Director of Transitional Learning Community at Galveston; Chairman of the Board and Director of The Moody Endowment.

G.R. FERDINANDTSEN
SENIOR EXECUTIVE VICE PRESIDENT
AND CHIEF ADMINISTRATIVE OFFICER

Senior Executive Vice President and Chief Administrative Officer, April 1996 to present. Senior Vice President, Health Insurance Operations, April 1993 to April 1996, Senior Vice President, Director of Group Insurance, July 1990 to April 1993, American National. Vice President, Health Insurance Operations, April 1993 to present, American National Life Insurance Company of Texas. Director, November 1992 to present, American National Property and Casualty Company. Director, November 1992 to present, American National General Insurance Company. Director, April 1978 to present, McMarr Properties (formerly American Securities Company). Director, April 1992 to present, McCreless Foundation. Director, January 1985 to present, United Land. Director, June 1993 until company was merged in December 1994, Commonwealth Life and Accident Insurance Company. Underwriter, March 1994 to present, American National Lloyds Insurance Company. President and Chief Operating Officer, March 1988 to April 1992, Appalachian National Life Insurance Company. Director, 1995 to present, Pacific P & C, Inc. Director, January 1996 to present, Standard Life and Accident Insurance Company.

IRWIN M. HERZ, JR.
DIRECTOR

Director, 1984 to present, American National. Partner, March 1980 to present, Greer, Herz & Adams, L.L.P., General Counsel to American National. Trustee, April 1971 to present, Three R Trusts. Director, April 1983 until company was merged in December 1994, Commonwealth Life and Accident Insurance Company. Director, June 1992 to present, Garden State Life Insurance Company. Director of American National Property and Casualty Company.

R. EUGENE LUCAS
DIRECTOR

Director, April 1981 to present, American National. President and Director, March 1971 to present, Gal-Tex Hotel Corporation. President and Director, March 1971 to present, Gal-Tenn Hotel Corporation. President and Director, May 1985 to present, Gal-Tex Management Company. President and Director, November 1995 to present, Gal-Tex Woodstock, Inc. Director, November 1982 to present, Securities Management and Research, Inc. Director, September 1982 to present, ANREM Corporation. Director, March 1985 to present, Colonel Museum, Inc.

HAROLD C. MACDONALD
DIRECTOR

Director, April 1982 to present, American National. Comptroller, December 1962 to present, The Moody Foundation. Director, November 1982 to present, American National Property and Casualty Company. Director, November 1982 to present, American National General Insurance Company. Director, March 1981 to August 1996, Seal Fleet, Inc. Director, 1995 to present, Pacific Property and Casualty, Inc.

E. DOUGLAS MCLEOD
DIRECTOR

Director, April 1984 to present, American National. Director, 1986 to present, Anrem Corporation. Director, October 1979 to present, National Western Life Insurance Company. Director, June 1984 to present, Independent County Mutual Fire Insurance Company of Texas. Attorney. Director of Development, May 1982 to present, The Moody Foundation. Owner of McLeod Properties. Past Member of State House of Representatives of the State of Texas. Chairman and Director, 1988 to present, Moody Gardens, Inc. Vice President and Director, 1985 to present, Colonel Museum, Inc. Director, 1983 to present, Center for Transportation and Commerce.

FRANCES ANNE MOODY
DIRECTOR

Director, April 1987 to present, American National. Director, 1990 to present, National Western Life Insurance Company. Director, 1991 to present, The Moody Endowment. Investments, Dallas, Texas. Regional Grants Advisor, September 1996 to present, The Moody Foundation.

RUSSELL S. MOODY
DIRECTOR

Director, April 1986 to present, American National. Director, 1988 to March 1996, National Western Life Insurance Company. Director, 1981 to present, Gal-Tex Hotel Corporation. Director, 1982 to 1996, Seal Fleet, Inc.

WILLIAM L. MOODY IV
DIRECTOR

Director, March 1951 to present, American National. Director, January 1969 to March 1996, Advisory Director, March 1996 to present, The Moody National Bank of Galveston. President and Director, May 1959 to present, Moody Ranches, Inc. Director, November 1969 to present, American National Life Insurance Company of Texas. Board of Trustees, 1970 to present, Rosenberg Library. Director, 1970 to present, University of Texas Medical Branch Development Board.

JOE MAX TAYLOR
DIRECTOR

Director, April 1992 to present, American National. Sheriff, 1980 to present, Galveston County, Texas. Director and President, 1988 to present, Moody Gardens, Inc. Director, 1985 to present, Transitional Learning Community at Galveston. President and Director, 1982 to 1992, Lone Star Historical Drama Association. President, 1981 to present, Galveston County Bail-Bond Board. Director, 1981 to present, Fifty Club Board of Galveston. Director, 1992 to present, Landry's Seafood Restaurants, Inc. Pre-Trial Release Board of Galveston County 1982 to present. Chairman, 1993 to present, Juvenile Crime Prevention-Intervention Task Force. President's Cabinet, 1994 to present, University of Texas Medical Branch. Director, 1988 to 1992, Commonwealth Life and Accident Insurance Company.

R.A. FRUEND
EXECUTIVE VICE PRESIDENT

Executive Vice President, Director of Ordinary Agencies, April 1989 to present, American National. Director and Vice President, April 1989 to present, American National Life Insurance Company of Texas. Director, November 1979 to present, American National Property and Casualty Insurance Company. Director, November 1981 to present, American National General Insurance Company. Director, November 1988 to present, Securities Management and Research, Inc. Director, 1995 to present, Pacific P & C, Inc. Director, November 1988 to present, American National Insurance Service Company. Director, December 1995 to present, ANPAC Lloyds Insurance Management, Inc. Director, December 1995 to present, American National Lloyds Insurance Company.

B.J. GARRISON
EXECUTIVE VICE PRESIDENT

Executive Vice President, Director of Home Service Division, April 1991 to present, American National. Director, February 1993 until company was merged in December 1994, Commonwealth Life and Accident Insurance Company.

M.W. MCCROSKEY
EXECUTIVE VICE PRESIDENT

Executive Vice President-Investments, 1995 to present, and Senior Vice President-Real Estate and Mortgage Loans, 1986 to 1995, American National. Director, June 1977 to present, and President, October 1986 to present, ANREM Corporation. Assistant Secretary, December 1986 to present, American National Life Insurance Company of Texas. Vice President, May 1988 to present, Standard Life and Accident Insurance Company. President and Director, 1995 to present, ANTAC, Inc. President, Chief Executive Officer and Director, 1994 to present, Securities Management and Research, Inc. President and Director, 1994 to present, American National Funds Group. President and Director, 1994 to present, SM&R Capital Funds, Inc. President and Director, 1994 to present, American National Investment Accounts, Inc. Vice President, 1995 to present, Pacific P & C, Inc. Vice President, May 1994 to present, Garden State Life Insurance Company. Vice President, June 1994 to present, American National Property and Casualty Company. Vice President, June 1994 to present, American National General Insurance Company.

J.E. POZZI
EXECUTIVE VICE PRESIDENT

Executive Vice President, Independent Markets, April 1996 to present. Senior Vice President, Corporate Planning and Development, June 1992 to April 1996, and Vice President and Actuary, April 1986 to June 1992, American National. Vice President, April 1993 to present, American National Life Insurance Company of Texas.

R.J. WELCH
EXECUTIVE VICE PRESIDENT

Executive Vice President and Chief Actuary, April 1996 to present. Senior Vice President and Chief Actuary, April 1986 to April 1996, American National. Director, December 1987 to present, Standard Life and Accident Insurance Company. Director, November 1987 to present, American National Property and Casualty Company. Director, November 1987 to present, American National General Insurance Company. Director, November 1986 to present, Actuary, April 1980 to present, and Senior Vice President, April 1990 to present, American National Life Insurance Company of Texas. Vice President, until company was merged in December 1994, Commonwealth Life and Accident Insurance Company. Chairman of the Board and Director, June 1992 to present, Garden State Life Insurance Company. Director, 1995 to present, Pacific P & C, Inc. Director, December 1995 to present, American National Insurance Service Company.

C.H. ADDISON
SENIOR VICE PRESIDENT

Senior Vice President, Systems Planning and Computing, April 1978 to present, American National. Director, November 1981 to present, American National Property and Casualty Company. Director, November 1981 to present, American National General Insurance Company. Director, 1995 to present, Pacific P & C, Inc. Director, January 1996 to present, Standard Life and Accident Insurance Company.

A.L. AMATO
SENIOR VICE PRESIDENT

Senior Vice President, Life Policy Administration, April 1994 to present, Vice President, Life Policy Administration, April 1984 to April 1994, American National. Vice President, May 1984 to present, American National Life Insurance Company of Texas. Vice President, August 1992 to present, Director, August 1992 to December 1993, and Advisory Director, December 1993 to present, Garden State Life Insurance Company. Director, August 1992 until company was merged in December 1994, Commonwealth Life and Accident Insurance Company. Director, August 1990 to April 1992, Appalachian National Life Insurance Company.

G.C. LANGLEY
SENIOR VICE PRESIDENT

Senior Vice President, Human Resources, November 1995 to present. Vice President, Assistant Personnel Director, April 1983 to November 1995. Assistant Vice President, Equal Employment Opportunity/Affirmative Action Program Coordinator, April 1976 to April 1983, and Assistant Vice President, Personnel Placement Director, April 1969 to April 1976, American National.

G.L. NOELLE
SENIOR VICE PRESIDENT

Senior Vice President, Health Operations, April 1996 to present, American National. Executive Vice President, February 1994 to April 1996, and Senior Vice President, July 1989 to September 1992, Philadelphia American Life Insurance Company. Senior Vice President, October 1992 to January 1994, Accel International.

S.E. PAVLICEK
SENIOR VICE PRESIDENT AND
CONTROLLER

Senior Vice President and Controller, April 1996 to present, Vice President and Controller, 1994 to April 1996, and Assistant Vice President - Financial Reports, 1983 to 1994, American National. Assistant Treasurer, 1995 to present, ANTAC, Inc. Controller, June 1992 to present, Garden State Life Insurance Company. Controller, August 1994 to present, American National Life Insurance Company of Texas.

J.R. THOMASON
SENIOR VICE PRESIDENT

Senior Vice President, Credit Insurance Services, April 1987 to present, American National.

G.W. TOLMAN
SENIOR VICE PRESIDENT

Senior Vice President, Corporate Affairs, April 1996 to present, and Vice President, Corporate Affairs, April 1976 to April 1996, American National.

V.E. SOLER, JR.
VICE PRESIDENT, SECRETARY AND
TREASURER

Vice President, Secretary and Treasurer, 1994 to present, and Vice President and Controller, March, 1984 to 1994, American National. Treasurer, October 1984 to present, ANREM Corporation. Treasurer, April 1984 to present, Controller, April 1984 to August 1994, and Secretary, August 1994 to present, American National Life Insurance Company of Texas. Assistant Secretary, January 1996 to present, Standard Life and Accident Insurance Company. Secretary, 1995 to present, ANTAC, Inc. Secretary and Treasurer, August 1994 to present, Garden State Life Insurance Company. Assistant Secretary, August 1994 to present, American National Property and Casualty Company. Assistant Secretary, American National General Insurance Company.

The Principal business address of each person listed above is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

                                 LEGAL MATTERS

All matters of Texas law pertaining to the Policy, including the validity of the Policy and American National's right to issue the Policy under Texas Insurance Law, have been passed upon by Greer, Herz and Adams, L.L.P., General Counsel.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Account is a party or to which the assets of the Account are subject. American National is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Account.

                                     EXPERTS
The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1996 and 1995, and for the years then ended, and the financial statements of American National Variable Life Separate Account as of December 31, 1996, and for each of the two years in the period then ended, included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

The financial statements of American National Variable Life Separate Account as of December 31, 1994, and for the year then ended, included in this prospectus and elsewhere in the registration statement have been audited by KPMG Peat Marwick LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.

Actuarial matters included in the Prospectus have been examined by Rex D. Hemme, as stated in the opinion filed as an exhibit to the registration statement.

                            ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Account, American National and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                             FINANCIAL STATEMENTS

The financial statements of American National which are included in this Prospectus should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of American National to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Account.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Board of Directors and Contract Owners of American National Variable Life Separate Account:

We have audited the accompanying statements of net assets of the American National Variable Life Separate Account (comprised of American National (AN) Growth, AN Money Market, AN Balanced, AN Managed, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP High Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Contra and Fidelity VIP II Asset Manager Growth Portfolio Subaccounts) as of December 31, 1996, and the related statements of operations and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the American National Variable Life Separate Account (comprised of American National (AN) Growth, AN Money Market, AN Balanced, AN Managed, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP High Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Contra and Fidelity VIP II Asset Manager Growth Portfolio Subaccounts) as of December 31, 1996 and the results of its operations and changes in net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Houston, Texas
February 17, 1997

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Board of Directors and Contract Owners of American National Variable Life Separate Account

We have audited the accompanying statements of operations and changes in net assets of the American National (AN) Growth, AN Money Market, AN Balanced, AN Managed, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP High Income, Fidelity VIP Growth and Fidelity VIP Overseas Portfolio Subaccounts of American National Variable Life Separate Account for the year ended December 31, 1994. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1994 were verified by examination of the underlying portfolios of the American National Funds or through confirmation for the Fidelity Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of the American National (AN) Growth, AN Money Market, AN Balanced, AN Managed, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP High Income, Fidelity VIP Growth and Fidelity VIP Overseas Portfolio Subaccounts of American National Variable Life Separate Account for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                           KPMG PEAT MARWICK LLP
Houston, Texas
February 15, 1995

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1996
(In thousands, except for number of shares)

                                                      ------------------------------------------
                                                                    AN
                                                          AN       MONEY       AN         AN
                                                        GROWTH     MARKET    BALANCED    MANAGED
                                                       PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                      ------------------------------------------
ASSETS:
 Investment in shares of mutual funds, at market  $      5,437  $    2,187   $    3,518  $    4,225
====================================================================================================

LIABILITIES:
 Contract owner reserves                          $      2,074  $       36   $      658  $    1,001
 Equity of sponsor                                       3,363       2,151        2,860       3,224
-----------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                          $      5,437  $    2,187   $    3,518  $    4,225
=====================================================================================================

INVESTMENT PORTFOLIO INFORMATION:
   Number of shares                                3,749,495     2,187,447    2,769,979   3,084,099
    Cost                                          $    4,203    $    2,187   $    2,901  $    3,302
=====================================================================================================



STATEMENTS OF NET ASSETS
December 31, 1996
(In thousands, except for number of shares)
-----------------------------------------------------------------------------------------------
                                                 FIDELITY
                                                  VIP II        FIDELITY    FIDELITY   FIDELITY
                                                INVESTMENT       VIP II      VIP II      VIP
                                                  GRADE           ASSET       INDEX      MONEY
                                                   BOND          MANAGER       500      MARKET
-----------------------------------------------------------------------------------------------
ASSETS:
 Investment in shares of mutual funds, at market $   17        $   634      $ 1,128  $    124
===============================================================================================
LIABILITIES:
 Contract owner reserves                         $   17        $   634      $ 1,128  $    124
===============================================================================================
INVESTMENT PORTFOLIO INFORMATION:
 Number of shares                                 1,411         37,475       12,660   123,979
 Cost                                            $   17        $   558      $ 1,010  $    124
===============================================================================================


See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1996
(In thousands, except for number of shares)



------------------------------------------------------------------------------------------------
                                                     FIDELITY       FIDELITY
                                                       VIP            VIP
                                                      EQUITY          HIGH    FIDELITY  FIDELITY
                                                      INCOME         INCOME     VIP       VIP
                                                       FUND           FUND     GROWTH   OVERSEAS
------------------------------------------------------------------------------------------------
ASSETS:
 Investment in shares of mutual funds, at market     $ 1,242       $   293    $ 2,413   $  415
================================================================================================
LIABILITIES:
 Contract owner reserves                             $ 1,242       $   293    $ 2,413   $  415
================================================================================================
INVESTMENT PORTFOLIO INFORMATION:
 Number of shares                                     59,076        23,377     77,492    22,031
 Cost                                                $ 1,107       $   266    $ 2,175   $   364
================================================================================================


STATEMENTS OF NET ASSETS
December 31, 1996
(In thousands, except for number of shares)


------------------------------------------------------------------------
                                                              FIDELITY
                                           FIDELITY            VIP II
                                            VIP II              ASSET
                                            CONTRA             MANAGER
                                             FUND              GROWTH
------------------------------------------------------------------------
ASSETS:
 Investment in shares of mutual funds,
  at market                                $    374            $     57
========================================================================
LIABILITIES:
 Contract owner reserves                   $    374            $     57
========================================================================
INVESTMENT PORTFOLIO INFORMATION:
 Number of shares                            22,603               4,362
 Cost                                      $    340            $     55
========================================================================


See accompanying notes to financial statements.


AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
(In thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                         AN GROWTH PORTFOLIO                       AN MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,                       YEAR ENDED DECEMBER 31,
                                              ----------------------------------------     -----------------------------------------
                                                   1996        1995            1994            1996        1995           1994
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend from mutual funds                       $   81      $   66        $    49          $   96       $  102         $    64
EXPENSES
 Charges to contract owners for assuming
  mortality and expense risks                        (13)         (7)            (6)              -            -              (1)
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             $   68      $   59        $    43          $   96       $  102         $    63
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) on investments          $   27      $    5        $     3          $    -       $    -         $     -
 Capital gains distributions from mutual funds        93         128            221               -            -               -
 Net unrealized appreciation (depreciation)
  of investments during the period                   579         616           (101)              -            -               -
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                   $  699      $  749        $   123          $    -       $    -         $     -
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                        $  767      $  808        $   166          $   96       $  102         $    63
====================================================================================================================================

STATEMENTS OF OPERATIONS
(in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                         AN MANAGED PORTFOLIO                FIDELITY VIP II INVESTMENT GRADE BOND
------------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,    APRIL 19 TO
                                              ----------------------------------------     -----------------------    DECEMBER 31,
                                                   1996        1995            1994            1996        1995           1994
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend from mutual funds                       $   78      $   74        $    56          $    1       $    -         $     -
EXPENSES
 Charges to contract owners for assuming
  mortality and expense risks                         (7)         (4)            (4)              -            -               -
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      $   71      $   70        $    52          $    1       $    -         $     -
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain on investments                 $   13      $    2        $     4          $    -       $    -         $     -
 Capital gains distributions from mutual funds        81          85            218               -            -               -
 Net unrealized appreciation (depreciation)
  of investments during the period                   438         548           (269)             (1)           1               -
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                   $  532      $  635        $   (47)         $   (1)      $    1         $     -
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $  603      $  705        $     5          $    -       $    1         $     -
====================================================================================================================================

--------------------------------------------------------------------------------------
                                                        AN BALANCED PORTFOLIO
--------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   1996        1995            1994
--------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend from mutual funds                       $  101      $   86        $    75
EXPENSES
 Charges to contract owners for assuming
  mortality and expense risks                         (5)         (3)            (3)
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             $   96      $   83        $    72
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) on investments          $    8      $   (1)       $    (2)
 Capital gains distributions from mutual funds        43           -             85
 Net unrealized appreciation (depreciation)
  of investments during the period                   224         429           (132)
--------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                   $  275      $  428        $   (49)
--------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                        $  371      $  511        $    23
======================================================================================


STATEMENTS OF OPERATIONS
(in thousands)
--------------------------------------------------------------------------------------
                                                   FIDELITY VIP II ASSET MANAGER
--------------------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,    APRIL 19 TO
                                              ------------------------    DECEMBER 31,
                                                   1996        1995          1994
--------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend from mutual funds                       $   15      $    5        $     -
EXPENSES
 Charges to contract owners for assuming
  mortality and expense risks                         (5)         (3)            (1)
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      $   10      $    2        $    (1)
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain on investments                 $    5      $    3        $     -
 Capital gains distributions from mutual funds        12           -              -
 Net unrealized appreciation (depreciation)
  of investments during the period                    38          43             (5)
--------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                   $   55      $   46        $    (5)
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $   65      $   48        $    (6)
======================================================================================



See accompanying notes to financial statements.


AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
(In thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                     FIDELITY VIP II INDEX 500                     FIDELITY VIP MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,     APRIL 19 TO      YEAR ENDED DECEMBER 31,     APRIL 19 TO
                                              ----------------------------  DECEMBER 31,   -------------------------    DECEMBER 31,
                                                   1996        1995            1994            1996        1995           1994
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend from mutual funds                       $    3      $    1        $    --          $    6       $    4         $    --
EXPENSES
 Charges to contract owners for assuming
  mortality and expense risks                         (5)         (1)            --              (1)          (1)             --
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      $   (2)     $   --        $    --          $    5       $    3         $    --
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                 $   12      $    8        $    --          $   --       $   --         $    --
 Capital gains distributions from mutual funds         8          --             --              --           --              --
 Net unrealized appreciation of investments
  during the period                                   99          20             --              --           --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS   $  119      $   28        $    --          $   --       $   --         $    --
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $  117      $   28        $    --          $    5       $    3         $    --
====================================================================================================================================

STATEMENTS OF OPERATIONS
(in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                     FIDELITY VIP HIGH INCOME FUND                    FIDELITY VIP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,     APRIL 19 TO      YEAR ENDED DECEMBER 31,     APRIL 19 TO
                                              ----------------------------  DECEMBER 31,   -------------------------    DECEMBER 31,
                                                   1996        1995            1994            1996        1995           1994
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend from mutual funds                       $   13      $    5        $    --          $    3       $    1         $    --
EXPENSES
 Charges to contract owners for assuming
  mortality and expense risks                         (2)         (1)            --             (15)          (5)             (1)
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      $   11      $    4        $    --          $  (12)      $   (4)        $    (1)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                 $    2      $    1        $    --          $   27       $    8         $    (1)
 Capital gains distributions from mutual funds         2          --             --              76           --              --
 Net unrealized appreciation of investments
  during the period                                   11          16             --             106          125               6
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS   $   15      $   17        $    --          $  209       $  133         $     5
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $   26      $   21        $    --          $  197       $  129         $     4
====================================================================================================================================


AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
(In thousands)
-----------------------------------------------------------------------------------------
                                                    FIDELITY VIP EQUITY INCOME FUND
-----------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,     APRIL 19 TO
                                              ----------------------------  DECEMBER 31,
                                                   1996        1995            1994
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend from mutual funds                       $    1      $    6        $     1
EXPENSES
 Charges to contract owners for assuming
  mortality and expense risks                         (7)         (2)            (1)
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      $   (6)     $    4        $    --
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                 $   14      $    6        $    --
 Capital gains distributions from mutual funds        22           5             --
 Net unrealized appreciation of investments
  during the period                                   82          53             --
-----------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS   $  118      $   64        $    --
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $  112      $   68        $    --
=========================================================================================

STATEMENTS OF OPERATIONS
(in thousands)
-----------------------------------------------------------------------------------------
                                                          FIDELITY VIP OVERSEAS
-----------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,     APRIL 19 TO
                                              ----------------------------  DECEMBER 31,
                                                   1996        1995            1994
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend from mutual funds                       $    3      $    1        $    --
EXPENSES
 Charges to contract owners for assuming
  mortality and expense risks                         (3)         (2)            (1)
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      $   --      $   (1)       $    (1)
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                 $    3      $   (1)       $    --
 Capital gains distributions from mutual funds         4          --             --
 Net unrealized appreciation of investments
  during the period                                   33          22             (4)
-----------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS   $   40      $   21        $    (4)
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $   40      $   20        $    (5)
=========================================================================================

See accompanying notes to financial statements.


AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
(In thousands)
-------------------------------------------------------------------------------------------------------------------
                                                 FIDELITY VIP II CONTRA FUND            FIDELITY VIP II ASSET
                                                                                           MANAGER GROWTH
--------------------------------------------------------------------------------------------------------------------
                                                  YEAR ENDED     APRIL 28 TO        YEAR ENDED         APRIL 28 TO
                                                  DECEMBER 31,   DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                      1996           1995               1996               1995
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividend from mutual funds                          $    -         $    -           $     1             $    -
EXPENSES
 Charges to contract owners for assuming
  mortality and expense risks                            (1)             -                 -                  -
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                $   (1)        $    -           $     1             $    -
--------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss)
 on investments
 Net realized gain (loss) on investments             $    1         $    -           $     1             $    -
 Capital gains distributions from mutual funds            1              1                 1                  -
 Net unrealized appreciation (depreciation)
  of investments during the period                       34              -                 3                  -
--------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                      $   36         $    1           $     5             $    -
--------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                           $   35         $    1           $     6             $    -
====================================================================================================================

See accompanying notes to financial statements.



AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands except for unit information)
------------------------------------------------------------------------------------------------------------------------------------
                                                            AN GROWTH PORTFOLIO                   AN MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,                     YEAR ENDED DECEMBER 31,
                                              ----------------------------------------     -----------------------------------------
                                                   1996        1995            1994            1996        1995           1994
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $      68   $      59     $       43     $        96  $       102      $       63
 Net realized gain (loss) on investments              27           5              3               -            -               -
 Capital gains distributions from mutual funds        93         128            221               -            -               -
 Net unrealized appreciation (depreciation)
  of investments during the year                     579         616           (101)              -            -               -
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets resulting
    from operations                            $     767   $     808     $      166     $        96  $       102      $       63
------------------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers         $   1,119   $     698     $      258     $         7  $         3      $       53
 Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees                                              (431)       (219)          (171)             (7)         (19)            (34)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets resulting from
    policy related transactions                $     688   $     479     $       87     $         -  $       (16)     $       19
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   $   1,455   $   1,287     $      253     $        96  $        86      $       82

NET ASSETS, BEGINNING OF PERIOD                    3,982       2,695          2,442           2,091        2,005           1,923
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                      $   5,437   $   3,982     $    2,695     $     2,187  $     2,091      $    2,005
====================================================================================================================================

CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of year            724,184     388,200        317,102          31,356       45,498          27,730
 Purchase payments                               764,538     561,234        263,064          16,986      521,864         575,330
 Policy withdrawals and charges                 (352,970)   (225,250)      (191,966)        (16,722)    (536,006)       (557,562)
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation units end of year                1,135,752     724,184        388,200          31,620       31,356          45,498
====================================================================================================================================
 Accumulation unit value                       $   1.826   $   1.562     $    1.227     $     1.147  $     1.107      $    1.062
------------------------------------------------------------------------------------------------------------------------------------



                                                         AN BALANCED PORTFOLIO
----------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                              ------------------------------------------
                                                   1996        1995            1994
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $      96   $      83     $       72
 Net realized gain (loss) on investments               8          (1)            (2)
 Capital gains distributions from mutual funds        43           -             85
 Net unrealized appreciation of investments
  during a period                                    224         429           (132)
----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
    from operations                            $     371   $     511     $       23
----------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers         $     287   $     158     $      177
 Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees                                              (114)        (73)          (109)
----------------------------------------------------------------------------------------
   Increase in net assets resulting from
    policy related transactions                $     173   $      85     $       68
----------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   $     544   $     596     $       91

NET ASSETS, BEGINNING OF PERIOD                    2,974       2,378          2,287
----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                      $   3,518   $   2,974     $    2,378
========================================================================================

CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of year            300,056     239,520        183,306
 Purchase payments                               231,309     168,293        169,773
 Policy withdrawals and charges                 (114,285)   (107,757)      (113,559)
----------------------------------------------------------------------------------------
 Accumulation units end of year                  417,080     300,056        239,520
========================================================================================
 Accumulation unit value                       $   1.578   $   1.419     $    1.178
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.



AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands except for unit information)
------------------------------------------------------------------------------------------------------------------------------------
                                                            AN MANAGED PORTFOLIO             FIDELITY VIP II INVESTMENTS GRADE BOND
------------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,    APRIL 19 TO
                                              ---------------------------------------      -----------------------    DECEMBER 31,
                                                   1996        1995            1994            1996        1995           1994
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $      71   $      70     $       52     $         1  $         -      $        -
 Net realized gain (loss) on investments              13           2              4               -            -               -
 Capital gains distributions from mutual funds        81          85            218               -            -               -
 Net unrealized appreciation (depreciation)
  of investments during the year                     438         548           (269)             (1)           1               -
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
    resulting from operations                  $     603   $     705     $        5     $         -  $         1      $        -
------------------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers         $     500   $     214     $      100     $        11  $        15      $        5
 Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees                                              (177)        (87)           (75)             (9)          (4)             (2)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets resulting from
    policy related transactions                $     323   $     127     $       25     $         2  $        11      $        3
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   $     926   $     832     $       30     $         2  $        12      $        3

NET ASSETS, BEGINNING OF PERIOD                    3,299       2,467          2,437              15            3               -
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                      $   4,225   $   3,299     $    2,467     $        17  $        15      $        3
====================================================================================================================================

CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of year            376,409     286,715        266,069          13,555        3,612               -
 Purchase payments                               375,307     209,511        132,590          18,249       15,889           5,033
 Policy withdrawals and charges                 (174,384)   (119,817)      (111,944)        (16,691)      (5,946)         (1,421)
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation units end of year                  577,332     376,409        286,715          15,113       13,555           3,612
====================================================================================================================================
 Accumulation unit value                       $   1.734   $   1.487     $    1.168     $     1.143  $     1.118      $    0.960
------------------------------------------------------------------------------------------------------------------------------------



                                                    FIDELITY VIP II ASSET MANAGER
----------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,     APRIL 19 TO
                                              ----------------------------  DECEMBER 31,
                                                   1996        1995            1994
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $      10   $       2     $       (1)
 Net realized gain (loss) on investments               5           3              -
 Capital gains distributions from mutual funds        12           -              -
 Net unrealized appreciation of investments
  during a period                                     38          43             (5)
----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
    from operations                            $      65   $      48     $       (6)
----------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers         $     300   $     323     $      209
 Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees                                              (134)       (143)           (28)
----------------------------------------------------------------------------------------
   Increase in net assets resulting from
    policy related transactions                $     166   $     180     $      181
----------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   $     231   $     228     $      175

NET ASSETS, BEGINNING OF PERIOD                      403         175              -
----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                      $     634   $     403     $      175
========================================================================================

CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of year            380,380     191,033              -
 Purchase payments                               314,527     458,340        224,771
 Policy withdrawals and charges                 (168,112)   (268,993)       (33,738)
----------------------------------------------------------------------------------------
 Accumulation units end of year                  526,795     380,380        191,033
========================================================================================
 Accumulation unit value                       $   1.204   $   1.060     $    0.910
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.


AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                     FIDELITY VIP II INDEX 500                     FIDELITY VIP MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,     APRIL 19 TO      YEAR ENDED DECEMBER 31,     APRIL 19 TO
                                              ----------------------------  DECEMBER 31,   -------------------------    DECEMBER 31,
                                                   1996        1995            1994            1996        1995           1994
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income (loss)                  $      (2)  $      --     $       --     $         5  $         3      $       --
 Net realized gain on investments                     12           8             --              --           --              --
 Capital gains distributions from mutual funds         8          --             --              --           --              --
 Net unrealized appreciation of investments
  during a period                                     99          20             --              --           --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets resulting from
    operations                                 $     117   $      28     $       --     $         5  $         3      $       --
------------------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers         $     959   $     211     $       36     $       182  $        93      $        2
 Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees                                              (176)        (41)    $       (6)           (112)         (48)             (1)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets resulting from
    policy related transactions                $     783   $     170     $       30     $        70  $        45      $        1
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   $     900   $     198     $       30     $        75  $        48      $        1

NET ASSETS, BEGINNING OF PERIOD                      228          30             --              49            1              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                      $   1,128   $     228     $       30     $       124  $        49      $        1
====================================================================================================================================

CHANGE IN UNITS OUTSTANDING
 Accumulation units beginning of year            169,496      30,107             --          45,001        1,057              --
 Purchase payments                               684,812     223,570         35,849       2,587,084    1,153,659           1,321
 Policy withdrawals and charges                 (164,618)    (84,181)        (5,742)     (2,523,114)  (1,109,715)           (264)
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation units end of year                  689,690     169,496         30,107         108,971       45,001           1,057
====================================================================================================================================
 Accumulation unit value                       $   1.636   $   1.344     $    0.990     $     1.138  $     1.089      $    1.040
------------------------------------------------------------------------------------------------------------------------------------


                                                     FIDELITY VIP EQUITY INCOME FUND
----------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,     APRIL 19 TO
                                              ----------------------------  DECEMBER 31,
                                                   1996        1995            1994
----------------------------------------------------------------------------------------
OPERATIONS
 Net investment income (loss)                  $      (6)  $       4     $       --
 Net realized gain on investments                     14           6             --
 Capital gains distributions from mutual funds        22           5             --
 Net unrealized appreciation of investments
  during a period                                     82          53             --
----------------------------------------------------------------------------------------
   Increase in net assets resulting from
    operations                                 $     112   $      68     $       --
----------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers         $     908   $     402     $      111
 Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees                                              (229)       (110)    $      (20)
----------------------------------------------------------------------------------------
   Increase in net assets resulting from
    policy related transactions                $     679   $     292     $       91
----------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   $     791   $     360     $       91

NET ASSETS, BEGINNING OF PERIOD                      451          91             --
----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                      $   1,242   $     451     $       91
========================================================================================

CHANGE IN UNITS OUTSTANDING
 Accumulation units beginning of year            325,005      87,747             --
 Purchase payments                               703,798     382,366        108,576
 Policy withdrawals and charges                 (237,420)   (145,108)       (20,829)
----------------------------------------------------------------------------------------
 Accumulation units end of year                  791,383     325,005         87,747
========================================================================================
 Accumulation unit value                       $   1.570   $   1.386     $    1.040
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.


AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands except for unit information)
------------------------------------------------------------------------------------------------------------------------------------
                                                     FIDELITY VIP HIGH INCOME FUND                     FIDELITY VIP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,     APRIL 19 TO      YEAR ENDED DECEMBER 31,     APRIL 19 TO
                                              ----------------------------  DECEMBER 31,   -------------------------    DECEMBER 31,
                                                   1996        1995            1994            1996        1995           1994
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income (loss)                  $      11   $       4     $       --     $       (12) $        (4)     $       (1)
 Net realized gain (loss) on investments               2           1             --              27            8              (1)
 Capital gains distributions from mutual funds         2          --             --              76           --              --
 Net unrealized appreciation of investments
  during a period                                     11          16             --             106          125               6
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
    from operations                            $      26   $      21     $       --     $       197  $       129      $        4
------------------------------------------------------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers         $     162   $     120     $       79     $     1,725  $       931      $      258
 Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees                                               (56)        (44)    $      (15)           (540)        (239)            (52)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets resulting from
    policy related transactions                $     106   $      76     $       64     $     1,185  $       692      $      206
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   $     132   $      97     $       64     $     1,382  $       821      $      210

NET ASSETS, BEGINNING OF PERIOD                      161          64             --           1,031          210              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                      $     293   $     161     $       64     $     2,413  $     1,031      $      210
====================================================================================================================================

CHANGE IN UNITS OUTSTANDING
 Accumulation units beginning of year            142,673      68,118             --         795,944      217,870              --
 Purchase payments                               149,948     125,033         83,008       1,377,553      881,338         275,012
 Policy withdrawals and charges                  (63,195)    (50,478)       (14,890)       (534,471)    (303,264)        (57,142)
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation units end of year                  229,426     142,673     $   68,118     $ 1,639,026      795,944         217,870
====================================================================================================================================
 Accumulation unit value                       $   1.276   $   1.129     $    0.940     $     1.472  $     1.295      $    0.970
------------------------------------------------------------------------------------------------------------------------------------


                                                         FIDELITY VIP OVERSEAS
----------------------------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31,     APRIL 19 TO
                                              ----------------------------  DECEMBER 31,
                                                   1996        1995            1994
----------------------------------------------------------------------------------------
OPERATIONS
 Net investment income (loss)                  $      --   $      (1)    $       (1)
 Net realized gain (loss) on investments               3          (1)            --
 Capital gains distributions from mutual funds         4          --             --
 Net unrealized appreciation of investments
  during a period                                     33          22             (4)
----------------------------------------------------------------------------------------
   Increase (decrease) in net assets
    from operations                            $      40   $      20     $       (5)
----------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers         $     196   $     201     $      174
 Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees                                               (87)        (94)    $      (30)
----------------------------------------------------------------------------------------
   Increase in net assets resulting from
    policy related transactions                $     109   $     107     $      144
----------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   $     149   $     127     $      139

NET ASSETS, BEGINNING OF PERIOD                      266         139             --
----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                      $     415   $     266     $      139
========================================================================================

CHANGE IN UNITS OUTSTANDING
 Accumulation units beginning of year            257,859     146,175             --
 Purchase payments                               224,939     315,300        181,320
 Policy withdrawals and charges                 (124,769)   (203,616)       (35,145)
----------------------------------------------------------------------------------------
 Accumulation units end of year                  358,029     257,859        146,175
========================================================================================
 Accumulation unit value                       $   1.159   $   1.033     $    0.950
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.



AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands except for unit information)
--------------------------------------------------------------------------------------------------------
                                                FIDELITY VIP II CONTRA FUND     FIDELTIY VIP II ASSET
                                                                                   MANAGER GROWTH
--------------------------------------------------------------------------------------------------------
                                                YEAR ENDED     APRIL 28 TO     YEAR ENDED    APRIL 28 TO
                                                DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                                   1996           1995            1996         1995
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $      (1)   $       -      $        1      $         -
 Net realized gain on investments                      1            -               1                -
 Capital gains distributions from mutual funds         1            1               1                -
 Net unrealized appreciation of investments
  during the period                                   34            -               3                -
--------------------------------------------------------------------------------------------------------
   Increase in net assets resulting
    from operations                            $      35    $       1      $        6      $         -
--------------------------------------------------------------------------------------------------------
FROM POLICY RELATED TRANSACTIONS:
 Purchase payments and other transfers         $     370    $      63      $      103      $         7
 Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees                                               (86)          (9)            (58)              (1)
--------------------------------------------------------------------------------------------------------
   Increase in net assets resulting from
    policy related transactions                $     284    $      54      $       45      $         6
--------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                   $     319    $      55      $       51      $         6

NET ASSETS, BEGINNING OF PERIOD                       55            -               6                -
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                      $     374    $      55      $       57      $         6
========================================================================================================

CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of year             47,195            -           5,488                -
 Purchase payments                               317,208       54,937         108,188            7,100
 Policy withdrawals and charges                  (96,160)      (7,742)        (68,920)          (1,612)
--------------------------------------------------------------------------------------------------------
 Accumulation units end of year                  268,243       47,195          44,756            5,488
========================================================================================================
 Accumulation unit value                       $   1.395    $   1.161      $    1.227      $     1.079
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 1996

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL ... American National Variable Life Separate Account (Separate Account) was established on July 30,1987 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on February 20, 1991. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable life products issued by the Sponsor.

The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are currently fourteen subaccounts within the Separate Account, each of which is invested only in a corresponding portfolio of the American National (AN) or Fidelity Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor. The Fidelity Funds were organized and are managed for a fee by Fidelity Management & Research Co. ("FMR")

BASIS OF PRESENTATION ... The financial statements of the Separate Account have been prepared on an accrual basis in accordance with generally accepted accounting principles.

INVESTMENTS ... Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded and reinvested upon receipt. Dividends received from mutual funds are reinvested daily in additional shares of the portfolios and are recorded as dividend income on the record date.

FEDERAL TAXES ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the contract owners are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

USE OF ESTIMATES ... The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

RECLASSIFICATIONS ... Certain items in the 1995 and 1994 financial statements have been reclassified to conform with the 1996 presentation.

(2)  SPONSOR'S INVESTMENT

On March 1, 1991 the Sponsor made a $7,000,000 initial investment in the Separate Account. This investment had a total market value of $11,598,000 at December 31, 1996. This initial investment may be withdrawn at the discretion of the Sponsor without penalty.

(3)  SECURITY PURCHASES AND SALES

The aggregate cost of purchases (including reinvestment of dividend distributions) and proceeds from sales of investments in the mutual fund portfolios, for the years ended December 31, were as follows (in thousands):

                                                                     1996                1995                1994
                                                             --------------------------------------------------------
                                                             PURCHASES   SALES   PURCHASES   SALES   PURCHASES  SALES
---------------------------------------------------------------------------------------------------------------------
AN Growth Portfolio                                            $  968   $  119     $  717   $   50     $  432   $ 81
AN Money Market Portfolio                                         110       13        415      329        502    420
AN Balanced Portfolio                                             368       56        205       37        280     56
AN Managed Portfolio                                              546       71        342       60        374     79
Fidelity VIPII Investment Grade Bond                               13       11         12        2          4      N
Fidelity VIPII Asset Manager                                      240       52        273       91        197     18
Fidelity VIPII Index 500                                          834       44        220       50         35      5
Fidelity VIP Money Market                                       1,820    1,745        795      747          1      N
Fidelity VIP Equity Income Fund                                   756       61        344       43         97      6
Fidelity VIP High  Income Fund                                    144       25         97       17         79     14
Fidelity VIP Growth                                             1,340       91        725       37        220     15
Fidelity VIP Overseas                                             150       37        183       76        158     15
Fidelity VIPII Contra Fund                                        295       11         56        2         --     --
Fidelity VIPII Asset Manager Growth                                66       18          7        1         --     --
---------------------------------------------------------------------------------------------------------------------
Totals                                                         $7,650   $2,354     $4,391   $1,542     $2,379   $709
=====================================================================================================================

(4)  POLICY CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES ... The mortality risk and expense risk charges, at an effective annual rate of up to 0.90%, are applied daily against the net assets representing equity of contract owners held in each subaccount.

MONTHLY ADMINISTRATIVE CHARGES ... A monthly administrative charge is deducted from each policy. During the first twelve (12) policy months, this charge will be $2.50 plus a fee ranging from $0.0632 to $2.59 per $1,000 of the policyowner's death benefit from age 0 to 75, respectively. Thereafter, such monthly administrative charge shall be a maximum of $2.50, plus $0.025 per $1,000 of the policyowner's death benefit.

SURRENDER CHARGE ... A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. No surrender charge will be imposed on death benefits.

TRANSFER CHARGE ... A $25 transfer charge is imposed after the first four transfers in any one policy year for transfers made among the subaccounts.

PREMIUM CHARGES ... Premiums paid will be reduced by a 4% sales charge to compensate the Sponsor for expenses associated with distributing the policy. In addition, a $2.00 transaction charge will be deducted to reimburse the Sponsor for billings and confirmations. Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging from zero to 4%.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,
American National Insurance Company

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in stockholders' equity and cash flows for the years then ended. These consolidated financial statements (pages 51 through 66) are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles.

                                            ARTHUR ANDERSEN LLP
Houston, Texas
February 17, 1997

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)

------------------------------------------------------------------------------------------------------------------
                                                                             1996                          1995
------------------------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
  Life and annuity premiums                                              $  329,937                    $   308,949
  Accident and health premiums                                              364,198                        360,420
  Property and casualty premiums                                            257,845                        233,512
  Other policy revenues                                                      82,911                         78,260
  Net investment income                                                     439,611                        386,910
  Gain from sale of investments                                              58,001                         76,335
  Other income                                                               29,011                         26,576
------------------------------------------------------------------------------------------------------------------
                                                                         $1,561,514                    $ 1,470,962
------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and other benefits:
     Life and annuity                                                    $  363,035                    $   312,018
     Accident and health                                                    261,942                        243,560
     Property and casualty                                                  206,120                        193,453
  Increase/(decrease) in liability for future policy benefits:
     Life and annuity                                                        37,988                         32,582
     Accident and health                                                     (1,570)                        (2,558)
  Commissions for acquiring and servicing policies                          267,305                        287,506
  Other operating costs and expenses                                        167,490                        159,185
  Increase in deferred policy acquisition costs, net of amortization        (73,880)                       (98,285)
  Taxes, licenses and fees                                                   38,387                         39,394
------------------------------------------------------------------------------------------------------------------
                                                                         $1,266,817                    $ 1,166,855
------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF
  UNCONSOLIDATED AFFILIATES AND FEDERAL INCOME TAXES                        294,697                    $   304,107

EQUITY IN EARNINGS OF UNCONSOLIDATED AFFILIATES                              10,764                          2,170
------------------------------------------------------------------------------------------------------------------
GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES                            305,461                    $   306,277

PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
  Current                                                                    90,103                        109,471
  Deferred                                                                     (237)                        (9,558)
------------------------------------------------------------------------------------------------------------------
NET INCOME                                                               $  215,595                    $   206,364
==================================================================================================================
NET INCOME PER SHARE                                                     $     8.14                    $      7.79
==================================================================================================================

See accompanying notes to consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                                                                            1996               1995
--------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, other than investments in unconsolidated affiliates
     Debt securities:
       Bonds held-to-maturity, at amortized cost                                     $3,430,726             $ 2,966,939
       Bonds available-for-sale, at market                                              528,306                 482,687
     Marketable equity securities, at market:
       Preferred stocks                                                                  51,625                  53,983
       Common stocks                                                                    754,039                 710,717
     Mortgage loans on real estate                                                    1,098,583                 925,581
     Policy loans                                                                       303,336                 301,589
     Investment real estate, net of accumulated depreciation of $108,974 and
      $105,082                                                                          330,729                 330,684
     Short-term investments                                                               5,470                  15,066
     Other invested assets                                                               70,064                  33,739
--------------------------------------------------------------------------------------------------------------------------
                                                                                     $6,572,878             $ 5,820,985
  Cash                                                                                   13,545                  13,945
  Investments in unconsolidated affiliates                                               95,836                  98,790
  Accrued investment income                                                              97,883                  82,541
  Reinsurance ceded receivables                                                          42,695                  38,436
  Prepaid reinsurance premiums                                                          109,965                  84,648
  Premiums due and other receivables                                                     70,922                  74,015
  Deferred policy acquisition costs                                                     739,023                 675,656
  Property and equipment                                                                 26,455                  31,357
  Other assets                                                                           66,810                  77,052
  Separate account assets                                                               152,533                 142,608
--------------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                                                  $7,988,545             $ 7,140,033
==========================================================================================================================
LIABILITIES
  Policyholder funds
     Future policy benefits:
       Life and annuity                                                              $1,939,926             $ 1,905,547
       Accident and health                                                              106,555                 108,128
     Policy account balances                                                          2,353,245               1,775,641
     Policy and contract claims                                                         289,846                 278,228
     Other policyholder funds                                                           356,456                 296,934
--------------------------------------------------------------------------------------------------------------------------
                                                                                     $5,046,028             $ 4,364,478
  Current federal income taxes                                                           17,810                  11,808
  Deferred federal income taxes                                                         196,712                 194,412
  Other liabilities                                                                     101,556                 105,614
  Separate account liabilities                                                          152,533                 142,608
--------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                                             $5,514,639             $ 4,818,920
==========================================================================================================================
STOCKHOLDERS' EQUITY
  Capital stock                                                                          30,832                  30,832
  Additional paid-in capital                                                                211                     211
  Net unrealized gains on securities                                                    163,352                 158,898
  Retained earnings                                                                   2,382,238               2,233,899
  Treasury stock, at cost                                                              (102,727)               (102,727)
--------------------------------------------------------------------------------------------------------------------------
       TOTAL STOCKHOLDERS' EQUITY                                                    $2,473,906             $ 2,321,113
--------------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY                                    $7,988,545             $ 7,140,033
==========================================================================================================================

See accompanying notes to consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIESCONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)

--------------------------------------------------------------------------------------------------------------------------------
                                                                   NET
                                               ADDITIONAL      UNREALIZED                                              TOTAL
                                   CAPITAL      PAID-IN         GAINS ON         RETAINED         TREASURY          STOCKHOLDERS'
                                    STOCK       CAPITAL        SECURITIES        EARNINGS           STOCK              EQUITY
---------------------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1994         $30,832       $211            $ 52,907         $2,091,085       $(102,727)          $2,072,308
  Net income                                                                        206,364                              206,364

  Dividends to stockholders
   ($2.40 per share)                                                                (63,550)                             (63,550)

 Increase in unrealized gains on
   marketable securities, net
   of applicable federal
   income taxes                                                  105,991                                                 105,991
----------------------------------------------------------------------------------------------------------------------------------

BALANCE DECEMBER 31, 1995         $30,832       $211            $158,898         $2,233,899       $(102,727)          $2,321,113

  Net income                                                                        215,595                              215,595

  Dividends to stockholders
   ($2.54 per share)                                                                (67,256)                             (67,256)

  Increase in unrealized gains on
   marketable securities, net
   of applicable federal
   income taxes                                                    4,454                                                   4,454
-----------------------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1996         $30,832       $211            $163,352         $2,382,238       $(102,727)          $2,473,906
===================================================================================================================================


See accompanying notes to consolidated financial statements.

             AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES


CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                1995                  1996
------------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                                                                                    215,595             $  206,364
 Adjustments to reconcile net income to net cash provided by operating activities:
  Increase in liabilities for policyholders' funds                                             103,946                 85,054
  Charges to policy account balances                                                           (81,651)               (61,454)
  Interest credited to policy account balances                                                 121,689                 86,051
  Deferral of policy acquisition costs                                                        (182,124)              (195,253)
  Amortization of deferred policy acquisition costs                                            108,017                 96,398
  Deferred federal income tax benefit                                                             (237)                (9,558)
  Depreciation                                                                                  20,104                 19,378
  Accrual and amortization of discounts and premiums                                            (7,959)                (6,713)
  Gain from sale of investments                                                                (58,001)               (76,335)
  Equity in earnings of unconsolidated affiliates                                              (10,764)                (2,170)
  Decrease (increase) in premiums receivable                                                     3,093                   (863)
  Increase in accrued investment income                                                        (15,342)               (11,534)
  Capitalization of interest on policy and mortgage loans                                      (14,338)               (14,335)
  Other changes, net                                                                           (36,969)               (22,101)
 -----------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by operating activities                                                $  165,059             $   92,929
------------------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
 Proceeds from sale or maturity of investments:
  Bonds                                                                                        201,485             $  269,704
  Stocks                                                                                       191,284                215,684
  Real estate                                                                                   26,528                 12,556
  Other invested assets                                                                          1,112                 12,456
 Principal payments received on:
  Mortgage loans                                                                                56,352                137,545
  Policy loans                                                                                  37,645                 37,296
 Purchases of investments:
  Bonds                                                                                       (725,070)            (1,087,283)
  Stocks                                                                                      (120,441)              (120,699)
  Real estate                                                                                   (7,696)               (25,187)
  Mortgage loans                                                                              (218,019)              (152,856)
  Policy loans                                                                                 (25,137)               (24,615)
  Other invested assets                                                                        (74,259)               (28,776)
 Decrease (increase) in short-term investments, net                                              9,596                 (2,446)
 Decrease in investments in unconsolidated affiliates, net                                      13,718                  7,050
 Increase in property and equipment, net                                                        (2,867)                (3,706)
 -----------------------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities                                                    $ (635,769)            $ (753,277)
------------------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
 Policyholders' deposits to policy account balances                                         $  756,727             $   867,077
 Policyholders' withdrawals from policy account balances                                      (219,161)               (132,091)
 Dividends to stockholders                                                                     (67,256)                (63,550)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by financing activities                                                $  470,310             $   671,436
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                             $     (400)            $    11,088
 Cash:
  Beginning of the year                                                                         13,945                   2,857
------------------------------------------------------------------------------------------------------------------------------------
  End of the year                                                                           $   13,545             $    13,945
====================================================================================================================================

See accompanying notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1)  NATURE OF OPERATIONS

American National Insurance Company (American National) is a multiline insurance company offering a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through subsidiaries, American National also offers mutual funds and real estate management services. The majority (99%) of revenues are generated by the insurance business. With the exception of New York, business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe. Various distribution systems are utilized, including home service, multiline ordinary, group brokerage, credit and independent third party marketing organizations.

American National's insurance subsidiaries are American National Life
Insurance Company of Texas, Garden State Life Insurance Company, Standard Life and Accident Insurance Company, American National Property and Casualty Company and American National General Insurance Company. The major non-insurance subsidiaries are Securities Management & Research, Inc. and ANREM Corporation. As part of its investment portfolio, American National also owns interests in unconsolidated affiliates, primarily several real estate joint ventures and partnerships.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION--The consolidated financial statements include the accounts of American National Insurance Company and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of generally accepted accounting principles which, for the insurance subsidiaries, differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 12.)

MANAGEMENT'S ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect:

 1)  The reported amounts of assets and liabilities

 2) The disclosure of contingent assets and liabilities at the date of the financial statements

 3)  The reported amounts of revenues and expenses during the reporting period

Actual results could differ from those estimates. Future events, which could impact the estimates used in these financial statements, include changes in the levels of mortality, morbidity, persistency and interest rates.

INVESTMENTS

DEBT SECURITIES--Bonds which are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized due to American National's ability and intent to hold these securities until maturity.

Bonds held as available-for-sale are carried at market.

Bonds with an amortized value of $71,829,000 at December 31, 1996 were on deposit with various state insurance departments, as required by law.

PREFERRED STOCKS--All preferred stocks are classified as available-for-sale and are carried at market.

COMMON STOCKS--All common stocks are classified as available-for-sale and are carried at market.

UNREALIZED GAINS--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market), net of applicable federal income taxes, are reflected in stockholders' equity.

MORTGAGE LOANS--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

The mortgage loan portfolio is closely monitored through the review of loan and property information such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are loans where, based on current information and events, it is probable that American National will be unable to collect all amounts due according to the contractual terms of the loan agreement.

Effective January 1, 1995, American National adopted FASB Statement No. 114, "Accounting by Creditors for Impairment of a Loan" and the statement which amended it, FASB Statement No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures." These two statements require that impaired loans be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent. When the measure of the impaired loan is less than the recorded investment, the impairment is recorded as a valuation allowance. As American National utilized similar methods to calculate valuation allowances in prior years, the adoption of these standards did not have a material effect on American National's consolidated financial position or results of operations.

POLICY LOANS--Policy loans are carried at cost.

INVESTMENT REAL ESTATE--Investment real estate is carried at cost, less allowances for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

Effective January 1, 1996, American National adopted FASB Statement No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets To Be Disposed Of." This statement requires that long-lived assets be reviewed for impairment whenever circumstances indicate that the carrying

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

value may not be recoverable. The review must be done by estimating future undiscounted cash flows to be received. If the sum of the expected future undiscounted cash flows is less than the carrying value, an analysis of the investment's fair value compared with its carrying value is performed. If the fair value is less than the carrying value, an impairment loss is recognized as a charge to current earnings. This statement also requires that long-lived assets to be disposed of be carried at the lower of book value or the expected amount to be received on sale, less the cost to sell.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine if an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established. As American National used similar methods to calculate valuation reserves on investment real estate in prior years, the adoption of this new standard did not have a material effect on American National's consolidated financial position or results of operations.

Prior to January 1, 1996, American National's real estate acquired in satisfaction of debt (foreclosed real estate) was carried at cost less accumulated depreciation and reserves for possible losses. Upon the adoption of FASB Statement No. 121, American National determined that all of its foreclosed real estate was held for sale and should therefore be held at the lower of book value or the expected amount to be received on sale, less the cost to sell, without any further allowance for depreciation. Since all of the book values for foreclosed real estate were below the expected amount to be received on sale, less the cost to sell, the adoption of this new standard did not have a material effect on American National's consolidated financial position or results of operations.

SHORT-TERM INVESTMENT--Short-term investments are carried at amortized cost.

OTHER INVESTED ASSETS--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures as used for investment real estate.

INVESTMENT VALUATION ALLOWANCES AND IMPAIRMENTS--Investment valuation allowances are established for other than temporary impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of invested asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is reasonably possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

CASH--American National considers cash on hand and in banks as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES--These assets are primarily investments in real estate joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT--These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (three to 50 years).

INSURANCE SPECIFIC ASSETS AND LIABILITIES

DEFERRED POLICY ACQUISITION COSTS--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions which are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to net unrealized gains (losses) in consolidated stockholders' equity at the balance sheet date. It is reasonably possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

FUTURE POLICY BENEFITS--For traditional products, liabilities for future policy benefits have been provided on the net level premium method based on estimated investment yields, withdrawals, mortality and other assumptions which were appropriate at the time the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that actual experience differs significantly from the assumed, the estimates are revised for current and future issues.

Investment contracts are defined as long-duration contracts which do not subject the company to risks arising from policyholder mortality or morbidity. Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges. It is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS

TRADITIONAL ORDINARY LIFE AND HEALTH--Life and accident and health premium is recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

ANNUITIES--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the premiums received plus accumulated interest less applicable accumulated administrative fees. It is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.

UNIVERSAL LIFE AND SINGLE PREMIUM WHOLE LIFE--Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid, and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

PROPERTY AND CASUALTY--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated based on available information as of December 31, 1996. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES--The allocation of dividends to participating policyowners is based upon a comparison of experience rates of mortality, interest and expense, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums. Participating business comprised approximately 2.6% of the life insurance in force at December 31, 1996, and 4.5% of life premiums in 1996.

FEDERAL INCOME TAXES--American National and its subsidiaries file a consolidated life/non-life federal income tax return. Garden State Life Insurance Company files a separate return.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Realization of the deferred tax assets is dependent upon generating sufficient taxable income in the future. Management believes that it is more likely than not that sufficient income will be generated to realize the net deferred tax assets.

SEPARATE ACCOUNT ASSETS AND LIABILITIES--The separate account assets and liabilities reflected in the consolidated financial statements represent funds that are separately administered. American National maintains three separate accounts. The first administers assets primarily for certain of the company's own employee benefit plans. The second administers assets deposited by contract holders of American National's variable universal life policies. The third administers assets deposited by contract holders of American National's variable annuity policies.

The investment income and investment gains and losses from these separate funds accrue directly to, and investment risk is borne by, the contract holders of the policies supported by the separate accounts. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in this report.

NET INCOME PER SHARE--Net income per share is based on the weighted average number of shares outstanding (26,479,165 shares for 1996 and 1995).

RECLASSIFICATIONS--Certain items in the 1995 consolidated financial statements have been reclassified to conform with the 1996 presentation.

(3)   INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):


                                                         GROSS        GROSS      ESTIMATED
                                           AMORTIZED   UNREALIZED  UNREALIZED     MARKET
                                             COST        GAINS       LOSSES        VALUE
--------------------------------------------------------------------------------------------
DECEMBER 31, 1996
Debt securities
  Bonds held-to-maturity:
    U. S. government and agencies          $  174,399    $  3,911    $   (506)   $  177,804
    States and political subdivisions          14,185         216         (39)       14,362
    Foreign governments                       107,573       4,257        (133)      111,697
    Public utilities                        1,142,072      19,654     (22,213)    1,139,513
    All other corporate bonds               1,698,451      46,039     (17,584)    1,726,906
    Mortgage-backed securities                294,046      13,527         (11)      307,562
--------------------------------------------------------------------------------------------
      Total bonds held-to-maturity         $3,430,726    $ 87,604    $(40,486)   $3,477,844
--------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. government and agencies          $   26,062    $    559         (75)   $   26,546
    Foreign governments                        41,594       2,961         (10)       44,545
    Public utilities                          184,677       7,267        (222)      191,722
    All other corporate bonds                 252,053      13,826        (386)      265,493
--------------------------------------------------------------------------------------------
      Total bonds available-for-sale       $  504,386    $ 24,613    $   (693)   $  528,306
--------------------------------------------------------------------------------------------
  Total debt securities                    $3,935,112    $112,217    $(41,179)   $4,006,150
--------------------------------------------------------------------------------------------
Marketable equity securities:
    Preferred stocks                       $   50,546    $  1,563    $   (484)   $   51,625
    Common stocks                             517,385     249,796     (13,142)      754,039
--------------------------------------------------------------------------------------------
    Total marketable equity securities     $  567,931    $251,359    $(13,626)   $  805,664
--------------------------------------------------------------------------------------------
Total investments in securities            $4,503,043    $363,576    $(54,805)   $4,811,814
============================================================================================

DECEMBER 31, 1995
Debt securities
  Bonds held-to-maturity:
    U. S. government and agencies          $  176,345    $ 10,317    $    (33)   $  186,629
    States and political subdivisions          22,542       1,293         (75)       23,760
    Foreign governments                        94,727       8,178          --       102,905
    Public utilities                        1,001,988      45,204      (1,956)    1,045,236
    All other corporate bonds               1,258,303      90,154        (808)    1,347,649
    Mortgage-backed securities                413,034      24,526         (85)      437,475
--------------------------------------------------------------------------------------------
      Total bonds held-to-maturity         $2,966,939    $179,672    $ (2,957)   $3,143,654
--------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. government and agencies          $   21,568    $  1,512    $     --    $   23,080
    Foreign governments                        42,839       5,089          --        47,928
    Public utilities                          168,890      15,526          --       184,416
    All other corporate bonds                 202,745      24,518          --       227,263
--------------------------------------------------------------------------------------------
      Total bonds available-for-sale       $  436,042    $ 46,645    $     --    $  482,687
--------------------------------------------------------------------------------------------
  Total debt securities                    $3,402,981    $226,317    $ (2,957)   $3,626,341
--------------------------------------------------------------------------------------------
Marketable equity securities:
    Preferred stocks                       $   52,642    $  1,716    $   (375)   $   53,983
    Common stocks                             514,781     217,092     (21,156)      710,717
--------------------------------------------------------------------------------------------
    Total marketable equity securities     $  567,423    $218,808    $(21,531)   $  764,700
--------------------------------------------------------------------------------------------
Total investments in securities            $3,970,404    $445,125    $(24,488)   $4,391,041
============================================================================================

DEBT SECURITIES:

The amortized cost and estimated market value of debt securities at December 31, 1996, by contractual maturity, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                              BONDS HELD-         BONDS AVAILABLE-
                              TO-MATURITY             FOR-SALE
------------------------------------------------------------------------------
                                      ESTIMATED                     ESTIMATED
                         AMORTIZED     MARKET        AMORTIZED       MARKET
                           COST         VALUE           COST          VALUE
------------------------------------------------------------------------------
Due in one year
  or less                $   99,681   $  100,545      $     --      $     --
Due after one year
  through five years        235,585      247,131        78,917        83,558
Due after five years
  through ten years       2,704,384    2,721,356       409,652       427,632

Due after ten years          97,030      101,249        15,817        17,116
-----------------------------------------------------------------------------
                         $3,136,680   $3,170,281      $504,386      $528,306
Without single
  maturity date             294,046      307,563            --            --
-----------------------------------------------------------------------------
                         $3,430,726   $3,477,844      $504,386      $528,306
=============================================================================

Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) were $190,636,000 for 1996. Gross gains of $71,768,000 and gross losses of $227,000 were realized on those sales. Bonds were called by the issuers during 1996, which resulted in proceeds from the disposal of $40,126,000. Gross gains of $54,000 were realized on those disposals.

Proceeds from sales of investments in securities classified as available for sale (bonds and stocks) were $251,800,000 for 1995. Gross gains of $89,912,000 and gross losses of $7,155,000 were realized on those sales. Bonds were called by the issuers during 1995, which resulted in proceeds from the disposal of $105,489,000. Gross gains of $1,575,000 and gross losses of $4,000 were realized on those disposals.

All gains and losses were determined using specific identification of the securities sold.

As of November 30, 1995, management determined that it would be advantageous to have a larger percentage of the bond portfolio classified as available-for-sale. As a result, bonds with an amortized cost of $340,171,000 were reclassified from held-to-maturity to available-for-sale. Unrealized gains of $29,576,000 and unrealized losses of $2,703,000 were recognized in stockholders' equity at the time of the transfer. This transfer was done in conjunction with the one-time reassessment allowed by the FASB Special Report "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities."

UNREALIZED GAINS ON SECURITIES:

Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $87,561,000 and $85,024,000 for 1996 and 1995, respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

                                     1996             1995
-------------------------------------------------------------
Bonds available-for-sale           $(22,725)         $50,288
Preferred stocks                       (262)           5,792
Common stocks                         40,718         107,380
Amortization of deferred
  policy acquisition costs           (10,740)             --
-------------------------------------------------------------
                                   $   6,991       $ 163,460
Provision for federal
  income taxes                        (2,537)        (57,469)
-------------------------------------------------------------
                                   $   4,454       $ 105,991
=============================================================

MORTGAGE LOANS:

In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 1996, mortgage loans have both fixed rates from 5.25% to 13% and variable rates from 6% to 10.24%. The majority of the mortgage loan contracts require periodic payments of both principal and interest and have amortization periods of two to 31 years.

American National has investments in first-lien mortgage loans on real estate with carrying values of $1,098,583,000 and $925,581,000 at December 31, 1996 and 1995, respectively. Problem loans, on which impairment allowances were established, totaled $14,602,000 and $7,950,000 at December 31, 1996 and 1995, respectively.

POLICY LOANS:

Policy loans have interest rates ranging from 2.5% to 12%. Approximately 98% of the policy loan portfolio carried interest rates of 5% to 8% at December 31, 1996.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES):

Investment income and realized gains (losses) from disposals of investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

                                                                                            GAINS (LOSSES) FROM
                                                     INVESTMENT INCOME                   DISPOSALS OF INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
                                               1996                    1995            1996                    1995
Bonds                                         $281,780                 $238,262        $   172               $   (900)
Preferred stocks                                 3,372                    3,419             13                     23
Common stocks                                   17,649                   18,737         71,410                 85,205
Mortgage loans                                  94,851                   89,152         (4,212)                 1,301
Real estate                                     79,045                   73,304         (7,249)                   648
Other invested assets                           27,348                   27,566            (93)                 2,153
Investment in unconsolidated affiliates             --                       --            864                 (1,236)
---------------------------------------------------------------------------------------------------------------------
                                              $ 504,045                $ 450,440       $ 60,905              $ 87,194
Investment expenses                             (64,434)                 (63,530)            --                    --
Increase in valuation allowances                     --                       --         (2,904)              (10,859)
---------------------------------------------------------------------------------------------------------------------
                                              $ 439,611                $ 386,910       $ 58,001              $ 76,335
=====================================================================================================================

(4)  OFF-BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well diversified investment portfolio.

BONDS:

American National's bond portfolio is of high investment quality and is well diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows:

                    1996   1995
--------------------------------
AAA                  14%    15%
AA                    6%    11%
A                    54%    51%
BBB & below          26%    18%
Not rated            --      5%
--------------------------------
                    100%   100%
================================

COMMON STOCK:

American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

                        1996   1995
------------------------------------
Basic materials            8%     7%
Capital goods              9%    19%
Consumer goods            20%    24%
Energy                     7%     6%
Finance                    6%     4%
Technology                13%     8%
Health care               21%    15%
Miscellaneous             16%    17%
------------------------------------
                         100%   100%
====================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE:

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

                                                INVESTMENT
                              MORTGAGE             REAL
                               LOANS              ESTATE
-----------------------------------------------------------
                           1996    1995        1996   1995
-----------------------------------------------------------
Office buildings            21%     25%         30%    31%
Shopping centers            56%     52%         30%    26%
Commercial                   4%      5%         16%    15%
Apartments                   1%      1%          2%     6%
Hotels/motels                3%      3%         13%    12%
Industrial                  12%     12%          4%     4%
Residential                  1%      1%         --     --
Other                        2%      1%          5%     6%
-----------------------------------------------------------
                           100%    100%        100%   100%
===========================================================

Although American National has a diversified portfolio, a substantial portion of its mortgage loan and real estate properties are dependent upon the economic conditions in Texas and California. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

                                                    INVESTMENT
                                  MORTGAGE             REAL
                                   LOANS              ESTATE
---------------------------------------------------------------
                               1996    1995        1996   1995
---------------------------------------------------------------
Texas                          15%     18%          53%    55%
South Central, except Texas     2%      3%          --      2%
California                     14%     17%          10%    10%
Western, except California      6%      6%           4%     4%
Southeastern U.S.              13%     11%          16%    13%
North Central U.S.             10%      8%          11%    10%
North Eastern U.S.             40%     37%           6%     6%
---------------------------------------------------------------
                              100%    100%         100%   100%
===============================================================

For discussion of other off-balance sheet risks, see Note 15.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies may have a material effect on the estimated market values.

DEBT SECURITIES:

The estimated market values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES:

Market values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS ON REAL ESTATE:

The market value for mortgage loans on real estate is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS:

The carrying amount for policy loans approximates their market value.

SHORT-TERM INVESTMENTS:

The carrying amount for short-term investments approximates their market value.

INVESTMENT CONTRACTS:

The market value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

INVESTMENT COMMITMENTS:

American National's investment commitments are all short-term in duration, and the market value is not significant at December 31, 1996 or 1995.

The carrying amounts and estimated market values of financial instruments at December 31 are as follows (in thousands):

                                    1996                    1995
-----------------------------------------------------------------------------
                                        ESTIMATED                 ESTIMATED
                           CARRYING      MARKET      CARRYING      MARKET
                            AMOUNT        VALUE       AMOUNT        VALUE
-----------------------------------------------------------------------------
Financial assets:
  Bonds:
    Held-to-maturity       $3,430,726   $3,477,844   $2,966,939   $3,143,654
    Available-for-sale        528,306      528,306      482,687      482,687
  Preferred stock              51,625       51,625       53,983       53,983
  Common stock                754,039      754,039      710,717      710,717
  Mortgage loans on
    real estate             1,098,583    1,195,053      925,581    1,084,442
  Policy loans                303,336      303,336      301,589      301,589
  Short-term
    investments                 5,470        5,470       15,066       15,066
Financial liabilities:
  Investment contracts      1,821,715    1,821,715    1,271,041    1,271,041
-----------------------------------------------------------------------------

(6) DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 1996 and 1995 are summarized as follows (in thousands):

                           LIFE         ACCIDENT        PROPERTY &
                         & ANNUITY      & HEALTH         CASUALTY        TOTAL
--------------------------------------------------------------------------------
Balance at
December 31, 1994        $465,028      $ 106,332       $   5,441       $ 576,801
--------------------------------------------------------------------------------
Additions                $154,688      $  20,052       $  19,943       $ 194,683
Amortization              (57,774)       (19,976)        (18,648)        (96,398)
--------------------------------------------------------------------------------
Net change               $ 96,914      $      76       $   1,295       $  98,285
Acquisitions             $    451      $     120       $      (1)      $     570
--------------------------------------------------------------------------------
Balance at
December 31, 1995        $562,393      $ 106,528       $   6,735       $ 675,656
--------------------------------------------------------------------------------
Additions                 143,046      $  17,847       $  21,004       $ 181,897
Amortization              (70,786)       (17,311)        (19,920)       (108,017)
Effect of change in
  unrealized gains on
  available-for-sale
  securities              (10,740)                                       (10,740)
--------------------------------------------------------------------------------
Net change               $ 61,520      $     536       $   1,084       $  63,140
Acquisitions             $     99      $     128       $      --       $     227
--------------------------------------------------------------------------------
Balance at
December 31, 1996        $624,012      $ 107,192       $   7,819       $ 739,023
================================================================================
1996 premiums            $329,937      $ 364,198       $ 257,845       $951,980
================================================================================
1995 premiums            $308,949      $ 360,420       $ 233,512       $902,881
================================================================================

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the acquisition of various insurance portfolios under assumption reinsurance agreements.

(7)  FUTURE POLICY BENEFITS

LIFE INSURANCE:

Interest assumptions used in the calculation of future policy benefits for life policies are as follows:

                                                                  PERCENTAGE OF
                                                                  FUTURE POLICY
POLICY ISSUE                          INTEREST                         BENEFITS
  YEAR                                  RATE                          SO VALUED
--------------------------------------------------------------------------------
ORDINARY--
1996             7.5% for years 1 through 5, graded to 5.5% at the
                 end of year 25, and level thereafter................    1%
1981-1995        8% for years 1 through 5, graded to 6% at the
                 end of year 25, and level thereafter................   17%
1976-1981        7% for years 1 through 5, graded to 5% at the
                 end of year 25, and level thereafter................   22%
1972-1975        6% for years 1 through 5, graded to 4% at the
                 end of year 25, and level thereafter................    9%
1969-1971        6% for years 1 through 5, graded to 3.5% at the
                 end of year 30, and level thereafter................    7%
1962-1968        4.5% for years 1 through 5, graded to 3.5% at the
                 end of year 15, and level thereafter................   14%
1948-1961        4% for years 1 through 5, graded to 3.5% at the
                 end of year 10, and level thereafter................   14%
1947 and prior   Statutory rates of 3% or 3.5%.......................    2%

INDUSTRIAL--
1948-1967        4% for years 1 through 5, graded to 3.5% at the
                 end of year 10, and level thereafter................    8%
1947 and prior   Statutory rates of 3%...............................    6%
--------------------------------------------------------------------------------
                                                                       100%
================================================================================

Future policy benefits for universal life are calculated from the current account value.

Future policy benefits for other policies have been calculated using level interest rates principally as follows: annuities at 6% and group at 4%.

Mortality and withdrawal assumptions are based on American National's experience.

HEALTH INSURANCE:

Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%.

Morbidity and termination assumptions are based on American National's experience.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

(8)  LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses is summarized as follows (in thousands):

                                           1996             1995
---------------------------------------------------------------------
Balance at January 1                    $214,599            $213,406
  Less reinsurance recoverables            1,346               1,741
---------------------------------------------------------------------
Net balance at January 1                $213,253            $211,665
---------------------------------------------------------------------
Incurred related to:
  Current year                          $482,988            $456,721
  Prior years                            (13,820)            (19,587)
---------------------------------------------------------------------
Total incurred                          $469,168            $437,134
---------------------------------------------------------------------
Paid related to:
  Current year                          $332,305            $337,421
  Prior years                            129,559              98,125
---------------------------------------------------------------------
Total paid                              $461,864            $435,546
---------------------------------------------------------------------
Net balance at December 31              $220,557            $213,253
  Plus reinsurance recoverables            2,439               1,346
---------------------------------------------------------------------
Balance at December 31                  $222,996            $214,599
=====================================================================

The balances at December 31 are included in policy and contract claims on the consolidated statement of financial position.

(9)  REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $1,875,000.

The companies remain contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming companies were unable to meet their obligations under any reinsurance treaties.

The company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1996, amounts recoverable from reinsurers with a carrying value of $80,244,000 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos. The company holds collateral related to these credit reinsurers totaling $63,068,000. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 120 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

                                     1996              1995
-------------------------------------------------------------
Direct premiums                  $ 1,032,072     $    962,190
Reinsurance premiums assumed
  from other companies                20,052           24,109
Reinsurance premiums ceded
  to other companies                (100,144)         (83,418)
-------------------------------------------------------------
Net premiums                     $   951,980     $    902,881
-------------------------------------------------------------
Reinsurance recoveries           $    54,871     $     53,849
=============================================================


Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

                                     1996              1995
-------------------------------------------------------------
Direct life insurance in force    $41,945,640     $40,940,321
Reinsurance risks assumed
  from other companies                583,853         549,337
-------------------------------------------------------------
Total life insurance in force     $42,529,493     $41,489,658
Reinsurance risks ceded to
  other companies                  (6,007,905)     (5,359,378)
-------------------------------------------------------------
Net life insurance in force       $36,521,588     $36,130,280
=============================================================

(10)   SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business and operate primarily in six segments (lines of business) within the insurance industry.

The following table summarizes the premiums and other revenue, gain (loss) from operations before equity in earnings of unconsolidated affiliates and federal income taxes, and assets by line of business for the years ended December 31, 1996 and 1995 (in thousands):

                                                  GAIN (LOSS) BEFORE
                                                      APPLICABLE
                                                       FEDERAL
                                    PREMIUMS         INCOME TAXES
                                    AND OTHER         AND OTHER
LINE OF BUSINESS:                    REVENUE            ITEMS          ASSETS
--------------------------------------------------------------------------------
1996
Individual life insurance           $  496,571     $ 79,076          $2,564,102
Individual accident and
  health insurance                     199,982       (4,943)            108,922
Annuities                              167,226        5,783           1,870,659
Group life and health insurance        159,004          811              42,844
Credit insurance                        53,411        1,978             123,508
Property and casualty insurance        269,519       15,052             292,113
--------------------------------------------------------------------------------
Total insurance lines               $1,345,713     $ 97,757          $5,002,148
Capital and surplus                    137,573      138,781           2,912,340
Non-insurance                           20,227          158              74,057
--------------------------------------------------------------------------------
                                    $1,503,513     $236,696          $7,988,545
Gain from sale of investments           58,001       58,001                  --
--------------------------------------------------------------------------------
                                    $1,561,514     $294,697          $7,988,545
================================================================================
1995
Individual life insurance           $  502,160     $ 77,817          $2,523,463
Individual accident and
  health insurance                     212,062        3,642             111,862
Annuities                               96,716          627           1,309,626
Group life and health insurance        146,579        8,011              38,344
Credit insurance                        48,616        1,679             103,382
Property and casualty insurance        243,933       10,361             258,346
--------------------------------------------------------------------------------
  Total insurance lines             $1,250,066     $102,137          $4,345,023
Capital and surplus                    124,403      125,899           2,709,441
Non-insurance                           20,158         (264)             85,569
--------------------------------------------------------------------------------
                                    $1,394,627     $227,772          $7,140,033
Gain from sale of investments           76,335       76,335                  --
--------------------------------------------------------------------------------
                                    $1,470,962     $304,107          $7,140,033
================================================================================

Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to capital and surplus.

Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

Fixed income assets and policy loans have been directly assigned to the insurance lines to the extent required for reserves. Equity type assets, such as stocks and real estate and all other assets not required for reserves for the insurance lines, have been assigned to capital and surplus.

Policy account deposits totaled $756,727,000 in 1996 and $867,077,000 in 1995. The majority of these deposits were in the annuity line, which totaled $648,234,000 and $763,049,000 in 1996 and 1995, respectively. The significant increase in assets for the annuity line of business is directly attributable to the volume of deposits received.

A significant portion of American National's insurance business is written through one third-party marketing organization. Approximately 35% of the total premium revenues and policy account deposits for both 1996 and 1995 were written through that organization. Of the total business written by this one organization, the majority was annuities.

(11)   FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

                                            1996                   1995
------------------------------------------------------------------------------
                                      AMOUNT      RATE       AMOUNT     RATE
------------------------------------------------------------------------------
Income tax on pre-tax income         $106,911   35.00 %    $ 107,197   35.00 %
Tax-exempt investment income             (384)  (0.13)%         (465)  (0.15)%
Dividend exclusion                     (3,303)  (1.08)%       (4,031)  (1.32)%
Tax refund                             (7,360)  (2.41)%       (2,225)  (0.73)%
Prior year reserve method change       (3,994)  (1.31)%           --      -- %
Miscellaneous tax credits, net         (1,350)  (0.44)%           --      -- %
Other items, net                         (654)  (0.21)%         (563)  (0.18)%
------------------------------------------------------------------------------
                                     $ 89,866    29.42%    $  99,913    32.62%
==============================================================================

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1996 and December 31, 1995 are as follows (in thousands):

                                                        1996              1995
----------------------------------------------------------------------------------
Deferred tax assets:
Investment in bonds, real estate and
  other invested assets, principally due to
  investment valuation allowances                    $  12,943          $   18,066
Policyowner funds, principally
  due to policy reserve discount                        91,746              73,361
Policyowner funds, principally
  due to unearned premium reserve                        7,294               6,794
Other assets                                             9,491               6,225
----------------------------------------------------------------------------------
Total gross deferred tax assets                      $ 121,474          $  104,446
Less valuation allowance                                (3,000)             (3,000)
----------------------------------------------------------------------------------
Net deferred tax assets                              $ 118,474          $  101,446
----------------------------------------------------------------------------------
Deferred tax liabilities:
Marketable equity securities, principally
  due to net unrealized gains on stock               $ (90,526)         $  (85,025)
Investment in bonds, principally
  due to accrual of discount on bonds                  (14,283)            (12,223)
Deferred policy acquisition costs, due to
  difference between GAAP and tax                     (188,725)           (175,250)
Property, plant and equipment, principally
  due to difference between GAAP
  and tax depreciation methods                         (12,445)            (14,329)
Prepaid pensions, principally due to
  difference between GAAP and tax                       (7,091)             (7,038)
Other liabilities                                       (2,116)             (1,993)
----------------------------------------------------------------------------------
Net deferred tax liabilities                         $(315,186)         $ (295,858)
----------------------------------------------------------------------------------
Total deferred tax                                   $(196,712)         $ (194,412)
==================================================================================

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it was distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 1995 and December 31, 1996. The cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $83,475,000 and $101,243,000 were paid to the Internal Revenue Service in 1996 and 1995, respectively. The statute of limitations has expired for the examination of federal income tax returns for American National and its subsidiaries by the Internal Revenue Service, through 1992. All prior-year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1994. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(12) RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare such statutory financial statements differ from those used to prepare financial statements on the basis of generally accepted accounting principles.

Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as follows (in thousands):

                                                     1996              1995
------------------------------------------------------------------------------
Statutory net income of insurance companies     $   146,100        $  131,866
Net gain (loss) of non-insurance companies              750            (4,455)
------------------------------------------------------------------------------
Combined net income                             $   146,850        $  127,411
Increases/(decreases):
  Deferred policy acquisition costs                  73,880            98,285
  Policyholder funds                                (16,323)          (33,461)
  Deferred federal income tax benefit                   237             9,558
  Premiums deferred and other receivables             5,549            (1,444)
  Gain on sale of investments                         1,102             2,886
  Change in interest maintenance reserve               (463)              291
  Asset valuation allowances                         (2,904)           (4,764)
  Dividend income from subsidiaries                      --            (1,577)
Other adjustments, net                                7,711             6,979
Consolidating eliminations and adjustments              (44)            2,200
------------------------------------------------------------------------------
Net income reported herein                      $   215,595        $  206,364
==============================================================================
                                                      1996            1995
Statutory capital and
  surplus of insurance companies                $1,784,692         $ 1,639,304
Stockholders' equity
  of non-insurance companies                        79,316              89,856
------------------------------------------------------------------------------
Combined capital and surplus                    $1,864,008         $ 1,729,160
Increases/(decreases):
  Deferred policy acquisition costs                739,023             675,656
  Policyholder funds                               126,925             142,991
  Deferred federal income taxes                   (196,712)           (194,412)
  Premiums deferred and other receivables          (78,231)            (83,781)
  Reinsurance in "unauthorized companies"           30,506              16,542
  Statutory asset valuation reserve                326,336             305,655
  Statutory interest maintenance reserve             6,457               6,922
  Asset valuation allowances                       (47,518)            (44,668)
Non-admitted assets and
 other adjustments, net                            283,031             320,301
Consolidating eliminations and adjustments        (579,919)           (553,253)
------------------------------------------------------------------------------
Stockholders' equity reported herein            $2,473,906         $ 2,321,113
==============================================================================

(13)  STOCKHOLDERS' EQUITY

At December 31, 1996 and 1995, American National had 50,000,000 authorized shares of $1.00 par value common stock. At December 31, 1996 and 1995, issued shares were 30,832,449; treasury shares were 4,353,284; and outstanding shares were 26,479,165.

American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and limit the payment of dividends to statutory net gain from operations on an annual, noncumulative basis in the absence of special approval. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions apply to American National's insurance subsidiaries regarding amounts which can transfer in the form of dividends, loans, or advances to the parent company.

At December 31, 1996, approximately $506,941,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval

(14)  RETIREMENT BENEFITS

American National and its subsidiaries have one tax-qualified pension plan, which has three separate programs. Two of the programs are contributory and cover substantially all hourly employees and home service agents. The third program is noncontributory, and covers salaried and management employees. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's average monthly compensation during the five highest compensated years within the last ten years before retirement, or career average earnings, as applicable, and years of service. American National also sponsors two non-tax-qualified pension plans for key executives that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974.

Actuarial computations of pension expense (before income taxes) produced a pension debit of $902,000 for 1996 and $15,000 for 1995.

The pension debit is made up of the following (in thousands):

                                                    1996      1995
--------------------------------------------------------------------
Service cost--benefits earned during period       $ 5,040   $  4,515
Interest cost on projected benefit obligation       6,735      6,168
Actual return on plan assets                       (6,542)   (14,988)
Net amortization and deferral                      (4,331)     4,320
--------------------------------------------------------------------
  Total pension debit                             $   902   $     15
====================================================================

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans.

Actuarial present value of benefit obligation:

                                                 1996                            1995
------------------------------------------------------------------------------------------------
                                        ASSETS        ACCUMULATED        ASSETS      ACCUMULATED
                                        EXCEED          BENEFITS         EXCEED        BENEFITS
                                     ACCUMULATED         EXCEED       ACCUMULATED       EXCEED
                                       BENEFITS          ASSETS         BENEFITS        ASSETS
------------------------------------------------------------------------------------------------
Vested benefit obligation              $(66,688)       $(16,029)       $(64,517)       $(13,581)
================================================================================================
Accumulated benefit obligation         $(70,303)       $(16,029)       $(68,437)       $(13,581)
================================================================================================
Projected benefit obligation           $(85,891)       $(20,975)       $(82,891)       $(17,545)
Plan assets at fair value
  (long-term securities)                125,068              --         126,591              --
------------------------------------------------------------------------------------------------
Plan assets in excess of projected
  benefit obligation                   $ 39,177        $(20,975)       $ 43,700        $(17,545)
Unrecognized net loss                     7,842           3,519           3,519           2,918
Prior service cost not yet recognized
  in periodic pension cost                   18           1,902             113           2,299
Unrecognized net transition
  asset at January 1 being
  recognized over 15 years              (13,097)             --         (15,716)             --
Adjustment required to recognize
  additional liability                       --            (513)             --          (1,279)
------------------------------------------------------------------------------------------------
Prepaid pension cost included
  in other assets                      $ 33,940        $(16,067)       $ 31,616        $(13,607)
================================================================================================

Assumptions used at December 31:

                                                                1996        1995
---------------------------------------------------------------------------------
Weighted-average discount rate on benefit obligation            6.50%       6.40%
Rate of increase in compensation levels                         4.50%       4.80%
Expected long-term rate of return on plan assets                8.00%       8.00%

Under American National and its subsidiaries' various group benefit plans for active employees, a $2,500 paid-up life insurance certificate is provided upon retirement for eligible participants who meet certain age and length of service requirements.

American National has one retiree health benefit plan for retirees of all companies in the consolidated group, with the exception of Standard Life and Accident Insurance Company (Standard). The retirees of Standard are covered under a separate health plan. Participation in either of these plans is limited to current retirees and their dependents and those employees and their dependents who met certain age and length of service requirements as of December 31, 1993. No new participants will be added to these plans in the future.

The retiree health benefit plans provide major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plans are contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by the companies, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $13,007,000 and $13,105,000 at December 31, 1996 and 1995 respectively.
These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since the companies' contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

(15) COMMITMENTS AND CONTINGENCIES

American National and its subsidiaries lease office space in various cities for their insurance sales offices. The long-term lease commitments at December 31, 1996 were approximately $5,796,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 1996 to purchase, expand or improve real estate and to fund mortgage loans aggregating $139,217,000, all of which is expected to be funded in 1997. Of the commitment amount, $83,275,000 of mortgage loan commitments have interest rates that are fixed.

The companies are defendants in various lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. Management is of the opinion, after reviewing the above matters with legal counsel, that the ultimate liability, if any, resulting from any of or all of the above matters would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development and future facts and circumstances could result in management changing its conclusions.

In 1995, a series of fires occurred at a warehouse located in Houston, Texas, which American National owns. American National leased the warehouse to a company that, in turn, rented out space to various other parties to store materials. As a result of these fires, some of the materials stored in the warehouse caused damage at the warehouse site. As the owner of the warehouse, American National is now named as a defendant in several lawsuits concerning alleged damages related to the fires. After reviewing this situation with legal counsel, management believes that American National has meritorious defenses against these lawsuits. The company also has meritorious grounds to recover any damages from the third parties who actually owned the materials that caused the fires. Therefore, no specific reserves for this matter have been recorded in the consolidated financial statements. However, if the defenses and recoveries are not resolved in the manner that management anticipates, it is possible that the resulting liability could have a material impact on the consolidated financial results.

--------------------------------------------------------------------------------
                                    APPENDIX

            ILLUSTRATIONS OF DEATH BENEFITS AND ACCUMULATION VALUES

The following tables illustrate how the Accumulation Values, Surrender Values and Death Benefits of a Policy may change with the investment experience of the American National Fund and the Fidelity Funds. The tables show how the Accumulation Values, Surrender Values and Death Benefits of a Policy issued to an Insured of a given age and specified underwriting risk classification who pays the given premium annually would vary over time if the investment return on the assets held in each Eligible Portfolio of the American National and Fidelity Funds were a uniform, gross, after-tax annual rate of 0%, 6% or 12%. The tables on pages 68 through 71 illustrate a Policy issued to a male, age 45, under a standard rate non-smoker underwriting risk classification. The Accumulation Values, Surrender Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years, or if the Insured were assigned to a different underwriting risk classification, or if the Policyowner elects to stop paying premiums or makes unscheduled premium payments.

The second column of the tables shows the accumulated value of the premiums paid at five percent. The following columns show the Death Benefits, Surrender Values and the Accumulation Values for uniform hypothetical rates of return shown in these tables. The tables on pages 68 and 70 are based on the current cost of insurance rates, current expense deductions and current premium charges. These reflect the basis on which American National currently sells its policies. The maximum cost of insurance rates allowable under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-smoker, Male and Female Mortality Tables. Since these are recent tables and are split to reflect smoking habits and sex, the current cost of insurance rates used by American National are at this time equal to the guaranteed cost of insurance rates for some ages. American National's current cost of insurance rates as applied are intended to reflect its current mortality experience. Should American National's mortality risk improve with experience, American National anticipates reflecting the improvement in the rates actually applied. American National also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The Death Benefits, Surrender Values and Accumulation Values shown in the tables on pages 69 and 71 are based on the assumption that the maximum allowable cost of insurance rates as described above ("guaranteed cost") and maximum allowable expense deductions are made throughout the life of the Policy.

The amounts shown for the Death Benefits, Surrender Values and Accumulation Values reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the American National and Fidelity Funds as a result of expenses paid by the American National and Fidelity Funds and charges levied against the Subaccount. The values shown take into account an average of the daily investment advisory fee and management fee paid by each Eligible Portfolio of the American National and Fidelity Funds, the expenses incurred by the American National and Fidelity Funds (0), and the daily charge by American National to each Subaccount for assuming mortality and expense risks (which is equivalent to a charge at an annual rate of 0.9% for all Policy Years). The advisory fees, management fees and American National and Fidelity Funds expenses were estimated. SM&R has agreed to reimburse each Portfolio of the American National Fund by the amount, if any, that its total operating expenses (exclusive of interest expense, taxes, brokerage fees and commissions and extraordinary expenses) exceed, on a pro rata basis, 1.5% of the average daily net assets of such Portfolio. These reimbursement agreements will continue in force in future years. As long as this reimbursement continues for an Eligible Portfolio, it will lower such Eligible Portfolio's expense ratio and increase its yield. The illustrated gross annual investment rates of return of 0%, 6% and 12% were computed after deducting these amounts and correspond to approximate net annual rates of -1.65%, 4.35% and 10.35%.

The hypothetical values shown in the tables do not reflect any charges for federal income tax burden attributable to the Separate Account, since American National is not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits and values demonstrated. (See Federal Tax Matters, page 28.)

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Separate Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policyowner has not requested an increase or decrease in the Specified Amount, that no partial Surrenders have been made, and that no more than four transfers have been made in any Policy Year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a smoker, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.

Upon request, American National will provide a comparable illustration based upon the proposed Insured's age, sex and underwriting classification, the Specified Amount, the Death Benefit option, and Planned Periodic Premium schedule requested, and any available riders requested.

                      AMERICAN NATIONAL INSURANCE COMPANY
                                ONE MOODY PLAZA
                          GALVESTON, TEXAS 77550-7999

                       VARIABLE UNIVERSAL LIFE INSURANCE
                                ENDOWMENT AT 95

             OPTION A  SPECIFIED AMOUNT INCLUSIVE OF POLICY VALUE
                              MALE   ISSUE AGE 45
                               TOBACCO NON-USER

                          CURRENT SCHEDULE OF CHARGES
                         HYPOTHETICAL RATES OF RETURN
                  PLANNED PERIODIC PREMIUM OF $1,842 ANNUALLY

-----------------------------------------------------------------------------------------------
                                     0% GROSS              6% GROSS             12% GROSS
-----------------------------------------------------------------------------------------------
  END OF           PREMIUMS       CASH                 CASH                   CASH
  POLICY         ACCUMULATED   SURRENDER   DEATH     SURRENDER    DEATH    SURRENDER     DEATH
   YEAR             AT 5%        VALUE    BENEFIT      VALUE     BENEFIT      VALUE     BENEFIT
-----------------------------------------------------------------------------------------------
     1              1,934         477     100,000        556     100,000        636     100,000
     2              3,965       1,627     100,000      1,906     100,000      2,147     100,000
     3              6,097       2,830     100,000      3,296     100,000      3,802     100,000
     4              8,336       3,939     100,000      4,726     100,000      5,614     100,000
     5             10,687       4,998     100,000      6,194     100,000      7,596     100,000
     6             13,156       6,005     100,000      7,698     100,000      9,763     100,000
     7             15,747       6,954     100,000      9,234     100,000     12,131     100,000
     8             18,469       7,847     100,000     10,804     100,000     14,723     100,000
     9             21,326       8,634     100,000     12,410     100,000     17,565     100,000
    10             24,327       9,459     100,000     14,054     100,000     20,685     100,000
    15             41,735      14,177     100,000     24,645     100,000     43,535     100,000
    20             63,953      15,188     100,000     34,495     100,000     78,962     100,000
    25             92,309      12,776     100,000     44,842     100,000    137,821     159,872
    30            128,499       3,865     100,000     55,181     100,000    232,409     248,678
  AGE 65           63,953      15,188     100,000     34,495     100,000     78,962     100,000
-----------------------------------------------------------------------------------------------
                    *   GUARANTEED COVERAGE PREMIUM                        $1,273.00
                        SURRENDER PREMIUM                                  $1,803.96

Premium Tax Charges will vary by state of residence. This illustration assumes 2.0%

American National agrees to keep the policy in force during the first 2 policy years and provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid even though, in certain instances, the minimum payments allowed by the contract will not, after the payment of monthly insurance and administrative charges, generate positive surrender values during such period.

Values would be different if premiums are paid with a different frequency or if of different amounts.
Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. NO REPRESENTATIONS CAN BE MADE BY AMERICAN NATIONAL THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. ALTHOUGH THE ACTUAL RATES OF RETURN MAY AVERAGE 0%, 6%, or 12% OVER A PERIOD OF YEARS, IF THEY HAVE FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS THE DEATH BENEFIT AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE.

                      AMERICAN NATIONAL INSURANCE COMPANY
                                ONE MOODY PLAZA
                          GALVESTON, TEXAS 77550-7999

                       VARIABLE UNIVERSAL LIFE INSURANCE
                                ENDOWMENT AT 95

             OPTION A  SPECIFIED AMOUNT INCLUSIVE OF POLICY VALUE
                                MALE    AGE 45
                               TOBACCO NON-USER

                        GUARANTEED SCHEDULE OF CHARGES
                         HYPOTHETICAL RATES OF RETURN
                  PLANNED PERIODIC PREMIUM OF $1,842 ANNUALLY

-----------------------------------------------------------------------------------------------
                                     0% GROSS              6% GROSS             12% GROSS
-----------------------------------------------------------------------------------------------
  END OF           PREMIUMS       CASH                 CASH                   CASH
  POLICY         ACCUMULATED   SURRENDER   DEATH     SURRENDER    DEATH    SURRENDER     DEATH
   YEAR             AT 5%        VALUE    BENEFIT      VALUE     BENEFIT      VALUE     BENEFIT
-----------------------------------------------------------------------------------------------
     1             1,934        452      100,000        531      100,000        610     100,000
     2             3,965      1,625      100,000      1,853      100,000      2,091     100,000
     3             6,097      2,753      100,000      3,212      100,000      3,711     100,000
     4             8,336      3,834      100,000      4,609      100,000      5,483     100,000
     5            10,687      4,867      100,000      6,043      100,000      7,422     100,000
     6            13,156      5,849      100,000      7,512      100,000      9,542     100,000
     7            15,747      6,775      100,000      9,013      100,000     11,861     100,000
     8            18,469      7,641      100,000     10,545      100,000     14,394     100,000
     9            21,326      8,442      100,000     12,101      100,000     17,164     100,000
    10            24,327      9,172      100,000     13,681      100,000     20,192     100,000
    15            41,735     13,357      100,000     23,586      100,000     42,121     100,000
    20            63,953     13,404      100,000     32,160      100,000     75,850     100,000
    25            92,309      8,535      100,000     39,610      100,000    132,131     153,272
    30           128,499          0      100,000     43,830      100,000    222,108     237,655
  AGE 65          63,953     13,404      100,000     32,160      100,000     75,850     100,000
-----------------------------------------------------------------------------------------------
                   *     GUARANTEED COVERAGE PREMIUM              $1,273.00
                         SURRENDER PREMIUM                        $1,803.96

Premium Tax Charges will vary by state of residence. This illustration assumes 2.0%

American National agrees to keep the policy in force during the first 2 policy years and provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid even though, in certain instances, the minimum payments allowed by the contract will not, after the payment of monthly insurance and administrative charges, generate positive surrender values during such period.

Values would be different if premiums are paid with a different frequency or if of different amounts.
Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. NO REPRESENTATIONS CAN BE MADE BY AMERICAN NATIONAL THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. ALTHOUGH THE ACTUAL RATES OF RETURN MAY AVERAGE 0%, 6%, or 12% OVER A PERIOD OF YEARS, IF THEY HAVE FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS THE DEATH BENEFIT AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE.

                      AMERICAN NATIONAL INSURANCE COMPANY
                                ONE MOODY PLAZA
                          GALVESTON, TEXAS 77550-7999

                       VARIABLE UNIVERSAL LIFE INSURANCE
                                ENDOWMENT AT 95

            OPTION B  SPECIFIED AMOUNT IN ADDITION TO POLICY VALUE
                                MALE    AGE 45
                               TOBACCO NON-USER

                          CURRENT SCHEDULE OF CHARGES
                         HYPOTHETICAL RATES OF RETURN
                  PLANNED PERIODIC PREMIUM OF $4,034 ANNUALLY

-----------------------------------------------------------------------------------------------
                                     0% GROSS              6% GROSS             12% GROSS
-----------------------------------------------------------------------------------------------
  END OF           PREMIUMS       CASH                 CASH                   CASH
  POLICY         ACCUMULATED   SURRENDER   DEATH     SURRENDER    DEATH    SURRENDER     DEATH
   YEAR             AT 5%        VALUE    BENEFIT      VALUE     BENEFIT      VALUE     BENEFIT
-----------------------------------------------------------------------------------------------
     1              4,236       2,389     102,969      2,591     103,172      2,794     103,375
     2              8,683       5,461     106,243      6,065     106,847      6,693     107,475
     3             13,353       8,451     109,435      9,668     110,652     10,986     111,970
     4             18,256      11,357     112,543     13,406     114,592     15,712     116,898
     5             23,405      14,175     115,562     17,277     118,664     20,908     122,295
     6             28,811      16,902     118,491     21,282     122,871     26,619     128,208
     7             34,487      19,531     121,322     25,419     127,210     32,889     134,680
     8             40,447      22,064     124,057     29,694     131,686     39,776     141,769
     9             46,705      24,500     126,694     34,109     136,304     47,342     149,536
    10             53,276      26,837     129,233     38,669     141,065     55,652     158,048
    15             91,400      40,382     140,382     67,138     167,138    114,664     214,664
    20            140,057      47,984     147,984     96,334     196,334    203,780     303,780
    25            202,158      51,079     151,079    127,969     227,969    344,439     444,439
    30            281,415      47,156     147,156    159,344     259,344    565,701     665,701
  AGE 65          140,057      47,984     147,984     96,334     196,334    203,780     303,780
-----------------------------------------------------------------------------------------------
                   *     GUARANTEED COVERAGE PREMIUM              $1,273.00
                         SURRENDER PREMIUM                        $1,803.96

Premium Tax Charges will vary by state of residence. This illustration assumes 2.0%

American National agrees to keep the policy in force during the first 2 policy years and provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid even though, in certain instances, the minimum payments allowed by the contract will not, after the payment of monthly insurance and administrative charges, generate positive surrender values during such period.

Values would be different if premiums are paid with a different frequency or if of different amounts.
Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. NO REPRESENTATIONS CAN BE MADE BY AMERICAN NATIONAL THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. ALTHOUGH THE ACTUAL RATES OF RETURN MAY AVERAGE 0%, 6%, or 12% OVER A PERIOD OF YEARS, IF THEY HAVE FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS THE DEATH BENEFIT AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE.

                      AMERICAN NATIONAL INSURANCE COMPANY
                                ONE MOODY PLAZA
                          GALVESTON, TEXAS 77550-7999

                       VARIABLE UNIVERSAL LIFE INSURANCE
                                ENDOWMENT AT 95

            OPTION B  SPECIFIED AMOUNT IN ADDITION TO POLICY VALUE
                             MALE     ISSUE AGE 45
                               TOBACCO NON-USER

                        GUARANTEED SCHEDULE OF CHARGES
                         HYPOTHETICAL RATES OF RETURN
                  PLANNED PERIODIC PREMIUM OF $4,034 ANNUALLY

-----------------------------------------------------------------------------------------------
                                     0% GROSS              6% GROSS             12% GROSS
-----------------------------------------------------------------------------------------------
  END OF           PREMIUMS       CASH                 CASH                   CASH
  POLICY         ACCUMULATED   SURRENDER   DEATH     SURRENDER    DEATH    SURRENDER     DEATH
   YEAR             AT 5%        VALUE    BENEFIT      VALUE     BENEFIT      VALUE     BENEFIT
-----------------------------------------------------------------------------------------------
     1             4,236       2,365      102,945      2,566     103,147      2,769     103,349
     2             8,683       5,412      106,194      6,013     106,795      6,638     107,420
     3            13,353       8,376      109,360      9,586     110,570     10,897     111,881
     4            18,256      11,255      112,440     13,291     114,476     15,583     116,768
     5            23,405      14,047      115,434     17,128     118,515     20,736     122,123
     6            28,811      16,748      118,337     21,098     122,687     26,400     127,989
     7            34,487      19,355      121,146     25,202     126,993     32,621     134,412
     8            40,447      21,862      123,855     29,437     131,430     39,450     141,442
     9            46,705      24,263      126,457     33,802     135,996     46,940     149,134
    10            53,276      26,551      128,947     38,294     140,690     55,153     157,549
    15            91,400      39,523      139,523     65,987     165,987    113,058     213,058
    20           140,057      46,118      146,118     93,683     193,683    199,752     299,752
    25           202,158      46,805      146,805    121,754     221,754    334,482     434,482
    30           281,415      38,333      138,333    146,036     246,036    542,962     642,962
  AGE 65         140,057      46,118      146,118     93,683     193,683    199,752     299,752
-----------------------------------------------------------------------------------------------
                  *       GUARANTEED COVERAGE PREMIUM              $1,273.00
                          SURRENDER PREMIUM                        $1,803.96

Premium Tax Charges will vary by state of residence. This illustration assumes 2.0%

American National agrees to keep the policy in force during the first 2 policy years and provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid even though, in certain instances, the minimum payments allowed by the contract will not, after the payment of monthly insurance and administrative charges, generate positive surrender values during such period.

Values would be different if premiums are paid with a different frequency or if of different amounts.
Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. NO REPRESENTATIONS CAN BE MADE BY AMERICAN NATIONAL THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. ALTHOUGH THE ACTUAL RATES OF RETURN MAY AVERAGE 0%, 6%, or 12% OVER A PERIOD OF YEARS, IF THEY HAVE FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS THE DEATH BENEFIT AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE.

                               DIAGRAM OF POLICY
This diagram is a summary of certain policy provisions. It should be read in connection with the prospectus.

--------------------------------------------------------------------------------
                               PREMIUM PAYMENTS
                             . $1,842.00 Annually
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           DEDUCTIONS FROM PREMIUMS

    .  Sales charge - 4%                               $   73.68
    .  Premium Tax Charge - 2%                             36.84
    .  Transaction Charge - $2                              2.00
                                                       ---------
                                                       $  112.52
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 NET PREMIUMS

                           1,842 - 112.52 = 1,729.48
   ALLOCATION:
   (20%) AN Growth Fund         $345.90   (40%) AN Money Market Fund    $691.79
   (30%) AN Managed Fund        $518.84   (00%) AN Balanced Fund        $000.00
   (10%) Fixed Account          $172.95
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONTHLY DEDUCTIONS
   Cost of Insurance                                            $26.26
   Administrative Charge 2.50 + (.3447 x 100)        =          $36.97
                                                                ------
                                                                $63.23
   Deducted pro rata from funds and fixed account
   Resulting Fund Values
    (20%) AN Growth Fund        $333.26  (40%) AN Money Market Fund     $666.50
    (30%) AN Managed Fund       $499.86  (00%) AN Balanced Fund         $  0.00
    (10%) Fixed Account         $166.63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                AMOUNTS ALLOCATED TO FUNDS THEN PURCHASE SHARES

                                VALUE    -   UNIT VALUE    =     UNITS PURCHASED
    AN Growth Fund             $333.26          2.15                   155.00
    AN Managed Fund             499.86          1.75                   285.63
    AN Money Market Fund        666.50          1.50                   444.33
    AN Balanced Fund            000.00          1.61                     0.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            END OF EACH VALUATION DATE DAILY ASSET CHARGE ASSESSED
                           AND UNIT VALUES UPDATED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            IF SURRENDERED, A CHARGE OF $  470.93 WILL BE ASSESSED.

                            Premiums Paid: 1,842.00
                          Surrender Premium: 1,803.96
                                   THEREFORE
           (.26 x 1,803.96) + ((1,842.00 -1,803.96) x .05) = 470.93
--------------------------------------------------------------------------------

                         SURRENDER CHARGE CALCULATION
                                ILLUSTRATION 1A
                       MALE    ISSUE AGE 45
                       TOBACCO NON-USER
                       PLANNED PERIODIC PREMIUM:   $001,787
                       SURRENDER PREMIUM:          $001,804
                       SPECIFIED AMOUNT:           $100,000
                       DEATH BENEFIT:              OPTION A

                        TOTAL                                                          SURRENDER
   YEAR      PREMIUM   PREMIUM              SURRENDER CHARGE CALCULATION                 CHARGE
     1         1787     1787          (.26) x (1787)  +   0                        =    464.62
     2         1787     3574          (.26) x (1804)  +   (.05) x ( 3574 - 1804)   =    557.54
     3         1787     5361          (.26) x (1804)  +   (.05) x ( 5361 - 1804)   =    646.89
     4         1787     7148          (.26) x (1804)  +   (.05) x ( 7148 - 1804)   =    736.24
     5         1787     8935          (.26) x (1804)  +   (.05) x ( 8935 - 1804)   =    825.53
     6         1787    10722          (.26) x (1804)  +   (.05) x (10722 - 1804)   =    914.94
     7         1787    12509          (.26) x (1804)  +   (.05) x (12509 - 1804)   =   1004.29
     8         1787    14296          (.26) x (1804)  +   (.05) x (14296 - 1804)   =   1093.64
     9         1787    16083          (.26) x (1804)  +   (.05) x (16083 - 1804)   =   1182.99
    10         1787    17870          (.26) x (1804)  +   (.05) x (17870 - 1804)   =   1272.34

                                ILLUSTRATION 1B
                       MALE   ISSUE AGE 45
                       TOBACCO NON-USER
                       PLANNED PERIODIC PREMIUM:   $002,261
                       SURRENDER PREMIUM:          $001,804
                       SPECIFIED AMOUNT:           $100,000
                       DEATH BENEFIT:              OPTION A

TOTAL      SURRENDER
 YEAR       PREMIUM   PREMIUM             SURRENDER CHARGE CALCULATION                CHARGE
 1            2261     2261          (.26) x (1804)  +   (.05) x ( 2261 - 1804)      491.89
 2            2261     4522          (.26) x (1804)  +   (.05) x ( 4522 - 1804)      604.94
 3            2261     6783          (.26) x (1804)  +   (.05) x ( 6783 - 1804)      717.99
 4            2261     9044          (.26) x (1804)  +   (.05) x ( 9044 - 1804)      831.04
 5            2261    11305          (.26) x (1804)  +   (.05) x (11305 - 1804)      944.09
 6            2261    13566          (.26) x (1804)  +   (.05) x (13566 - 1804)     1057.14
 7            2261    15827          (.26) x (1804)  +   (.05) x (15827 - 1804)     1170.19
 8            2261    18088          (.26) x (1804)  +   (.05) x (18088 - 1804)     1280.84
 9            2261    20349          (.26) x (1804)  +   (.05) x (18040 - 1804)     1280.84
10            2261    22610          (.26) x (1804)  +   (.05) x (18040 - 1804)     1280.84

                                ILLUSTRATION 2A
                       MALE    ISSUE AGE 66
                       TOBACCO NON-USER
                       PLANNED PERIODIC PREMIUM:         $02,750
                       SURRENDER PREMIUM:                $02,994
                       SPECIFIED  AMOUNT:                $50,000
                       DEATH BENEFIT:                    OPTION A

TOTAL      SURRENDER
 YEAR       PREMIUM   PREMIUM              SURRENDER CHARGE CALCULATION          CHARGE
  1           2750     2750       (.26) x (2750)  +  0                           715.00
  2           2750     5500       (.26) x (2994)  +  (.05) x ( 5500 - 2994)      903.74
  3           2750     8250       (.26) x (2994)  +  (.05) x ( 4250 - 2994)     1041.24
  4           2750    11000       (.26) x (2994)  +  (.05) x (11000 - 2994)     1178.74
  5           2750    13750       (.26) x (2994)  +  (.05) x (13750 - 2994)     1316.24
  6           2750    16500       (.26) x (2994)  +  (.05) x (14970 - 2994)     1377.24
  7           2750    19250       (.26) x (2994)  +  (.05) x (14970 - 2994)     1377.24
  8           2750    22000       (.26) x (2994)  +  (.05) x (14970 - 2994)     1377.24
  9           2750    24750       (.26) x (2994)  +  (.05) x (14970 - 2994)     1377.24
 10           2750    27500       (.26) x (2994)  +  (.05) x (14970 - 2994)     1377.24

                                ILLUSTRATION 2B
                       MALE    ISSUE AGE 66
                       TOBACCO NON-USER
                       PLANNED PERIODIC PREMIUM:   $03,200
                       SURRENDER PREMIUM:          $02,994
                       SPECIFIED AMOUNT:           $50,000
                       DEATH BENEFIT:              OPTION A

                      TOTAL                                                       SURRENDER
   YEAR     PREMIUM  PREMIUM          SURRENDER CHARGE CALCULATION                 CHARGE
     1         3200     3200       (.26) x (2994)  +   (.05) x ( 3200 - 2994)        788.74
     2         3200     6400       (.26) x (2994)  +   (.05) x ( 6400 - 2994)        948.74
     3         3200     9600       (.26) x (2994)  +   (.05) x ( 9600 - 2994)       1108.74
     4         3200    12800       (.26) x (2994)  +   (.05) x (12800 - 2994)       1268.74
     5         3200    16000       (.26) x (2994)  +   (.05) x (14970 - 2994)       1377.24
     6         3200    19200       (.26) x (2994)  +   (.05) x (14970 - 2994)       1377.24
     7         3200    22400       (.26) x (2994)  +   (.05) x (14970 - 2994)       1377.24
     8         3200    25600       (.26) x (2994)  +   (.05) x (14970 - 2994)       1377.24
     9         3200    28800       (.26) x (2994)  +   (.05) x (14970 - 2994)       1377.24
    10         3200    32000       (.26) x (2994)  +   (.05) x (14970 - 2994)       1377.24

                                ILLUSTRATION 3A
                       MALE    ISSUE AGE 72
                       TOBACCO NON-USER
                       PLANNED PERIODIC PREMIUM:   $04,200
                       SURRENDER PREMIUM:          $04,367
                       SPECIFIED AMOUNT:           $50,000
                       DEATH BENEFIT:              OPTION A

                      TOTAL                                                       SURRENDER
   YEAR     PREMIUM  PREMIUM          SURRENDER CHARGECALCULATION                  CHARGE
     1         4200     4200       (.26) x (4200)  +   0                            1092.00
     2         4200     8400       (.26) x (4367)  +   (.05) x ( 8400 - 4367)       1337.07
     3         4200    12600       (.26) x (4367)  +   (.05) x (12600 - 4367)       1547.07
     4         4200    16800       (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     5         4200    21000       (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     6         4200    25200       (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     7         4200    29400       (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     8         4200    33600       (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     9         4200    37800       (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
    10         4200    42000       (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12

                                ILLUSTRATION 3B
                       MALE    ISSUE AGE 72
                       TOBACCO NON-USER
                       PLANNED PERIODIC PREMIUM:   $04,450
                       SURRENDER PREMIUM:          $04,367
                       SPECIFIED AMOUNT:           $50,000
                       DEATH BENEFIT:              OPTION A

                      TOTAL                                                        SURRENDER
   YEAR     PREMIUM  PREMIUM           SURRENDER CHARGE CALCULATION                 CHARGE
     1         4450     4450        (.26) x (4367)  +   (.05) x ( 4450 - 4367)       1139.57
     2         4450     8900        (.26) x (4367)  +   (.05) x ( 8900 - 4367)       1362.07
     3         4450    13350        (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     4         4450    17800        (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     5         4450    22250        (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     6         4450    26700        (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     7         4450    31150        (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     8         4450    35600        (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
     9         4450    40050        (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12
    10         4450    44500        (.26) x (4367)  +   (.05) x (13101 - 4367)       1572.12

[Logo of American       PURCHASER SUITABILITY FORM
National appears here]  & ARBITRATION AGREEMENT

                          This form must accompany all applications for American
                        National Variable Universal Life and Variable Annuity products.
--------------------------------------------------------------------------------
1. NEW PURCHASER INFORMATION
   Name_________________________________________ Date_____________________

   Address________________________________________________________________

   Social Security or Tax I.D. Number_____________________________________

If Purchaser is a corporation, partnership or other legal entity, names of any persons authorized to transact business on behalf of entity:
--------------------------------------------------------------------------------
2. PURCHASER'S OCCUPATION
   Name and Address of Employer___________________________________________

   Business Phone_________________________________________________________

3. IS THE PURCHASER EMPLOYED BY OR ASSOCIATED WITH A MEMBER OF THE NASD OR NYSE?
   [ ] Yes [ ] No    If yes, provide the name, address and phone number
                     of the firm:________________________________________

                     ____________________________________________________

4. TAX STATUS
   [ ] Single  [ ] Head of Household   [ ] Married filing separate returns
   [ ] Married filing joint return or qualifying widow(er) with dependent child
   [ ] Corporation  [ ] Other_____________________________________________

5. MARITAL STATUS
   [ ] Married  [ ] Single   [ ] Widowed

6. DEPENDENTS
   [ ] Spouse  [ ] Children: Ages____________     [ ] Other_______________

INVESTOR SUITABILITY INFORMATION (the information requested applies to the Applicant/Policy Owner if different from the Proposed Insured)
To be completed by Purchaser or Registered Representative.

NASD rules require Registered Representatives to have reasonable grounds for believing the recommended purchase is suitable for the customer. Therefore, representatives are required to make inquiries concerning the financial condition of a proposed purchaser of any of American National's Variable products. You are urged to supply such information so that the representative can make an informed judgment as to the suitability of your investment selection(s). However, you are not required to divulge such information. If you choose not to do so, you must sign at the section provided below indicating refusal and acknowledging that the representative did request the suitability information.

1. SOURCES OF FUNDS FOR INVESTMENT
  A. [ ] Current Earnings         C. [ ] Gift or Inheritance       E. [ ] Insurance Benefit
  B. [ ] Savings                  D. [ ] Sale of Assets            F. [ ] Maturity Proceeds      G. [ ] ______________________
2. PRIMARY PURPOSE OF INVESTMENT
  A. [ ] Education                C. [ ] Savings                   E. [ ] Retirement             G. [ ] Estate Planning
  B. [ ] Tax Shelter              D. [ ] Business Purposes         F. [ ] Current Income         H. [ ] ______________________
3. INVESTMENT PROFILE
(a)  What is your current investment preference?
  [ ] Aggressive Growth              [ ] Growth                       [ ] Growth & Current Income
  [ ] Current Income                 [ ] Maximum safety, even if modest return
(b)  What is your risk comfort level?
  [ ] High                           [ ] High/Moderate                [ ] Moderate      [ ] Moderate/Limited      [ ] Low
(c)  What is your financial goal time horizon?
  [ ] 1-5 years                      [ ] 5-10 years                   [ ] 10 years and beyond
(d)  What is your age range?
  [ ] 21-40                          [ ] 41-59                        [ ] 60 +
(e)  What is your tax bracket?
  [ ] 15%                            [ ] 28%                          [ ] 28% +
(f)  What is your estimated annual family income?
  [ ] less than $15,000              [ ] $15,000-$30,000              [ ] $30,000-$50,000
  [ ] $50,000-$100,000               [ ] Over $100,000
(g)  What is your estimated net worth (exclude home, furnishings and automobiles)?
  [ ] less than $25,000              [ ] $25,000 - $50,000            [ ] $50,000 - $100,000          [ ] Over $100,000
(h)  Are you responsible for the financial welfare of anyone other than your immediate family (i.e. alimony, child or parental
     support,etc.)?                 [ ] Yes  [ ] No
(i) Do you own other securities?    [ ] Yes  [ ] No
    Types:  [ ] Stocks  [ ] Bonds  [ ] Mutual Funds  [ ] Variable Products  [ ] Other
    I (we) furnished the above suitability information and it has been accurately recorded.

_________________________________________________________________      __________________________________________________________
                         Purchaser Signature                                                Joint Owner Signature

                           continued on reverse side

             STATEMENT OF REFUSAL TO PROVIDE FINANCIAL INFORMATION

I (we) fully understand that the Registered Representative, acting on behalf of American National Insurance Company and Securities Management & Research, Inc., has requested the above suitability information to determine whether my (our) purchase of American National's Variable products is an appropriate investment considering my (our) financial situation. I (we) refuse to provide the requested information and by my (our) signature(s) below agree not to seek rescission of the applicable variable product issued or damages based on its unsuitability.


_____________________________________       __________________________________
           Purchaser Signature                    Joint Owner Signature

REGISTERED REPRESENTATIVE NOTICE - Should the Purchaser sign the above Statement of Refusal to Provide Financial Information, it is still an NASD requirement that you have reasonable grounds to recommend the purchase of this investment as suitable. Therefore, you must complete the suitability information to the best of your knowledge and certify that you have done so when signing the Registered Representative's Statement below.

                       PURCHASER AGREEMENT TO ARBITRATION
             (THIS SECTION IS NOT APPLICABLE TO MISSOURI RESIDENTS)

The following conditions are agreed to by all parties to this agreement.

1. Arbitration is final and binding on the parties.
2. The parties are waiving their right to seek remedies in court, including the right to a jury trial.
3. Pre-arbitration discovery is generally more limited and different from court proceedings.
4. The arbitrators' award is not required to include factual findings or legal reasoning and any party's right to appeal or to seek modification of rulings by arbitrators is strictly limited.
5. The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.

By signature below, I (we) understand that I (we) have the right to any dispute between us arising under the federal securities laws to be resolved through litigation in the courts. In lieu of using the courts, I (we) may agree, after any such dispute has arisen, to settle it by arbitration before an appropriate group of arbitrators. However, I (we) understand that any other dispute between us arising out of any transaction or this agreement shall be settled by arbitration before the National Association of Securities Dealer, Inc., which must be commenced by a written notice of intent to arbitrate. Judgment upon any award may be entered in any appropriate court.

I (we) further understand that we may not bring a punitive or certified class action to arbitration, nor seek to enforce any pre-dispute arbitration agreement against anyone who has initiated in court a punitive class action; or who is a member of a punitive class action until (1) the class action certification is denied; or (2) the class is decertified; or (3) I (we) are excluded from the class action by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any right under this agreement except to the extent stated herein.


_____________________________________       __________________________________
           Purchaser Signature                    Joint Owner Signature

REGISTERED REPRESENTATIVE STATEMENT & SIGNATURE

Check appropriate boxes.

     [ ] Application attached.
     [ ] Signed Arbitration Agreement
     [ ] Suitability Information was provided by the Purchaser(s) and the Purchaser(s) signed acknowledgment that information was accurately recorded.
         or,
     [ ] Refusal to Provide Financial Information Statement signed by
         Purchaser(s). I provided the suitability information to the best of my knowledge and have reasonable grounds to recommend the purchase of this investment as suitable for the Investor.

___________________________________     _______________________________________
Registered Representative Signature     Registered Representative Personal Code

___________________________________     _______________________________________
Registered Representative Name (print)  Date         Branch Office #      PSO#

--------------------------------------------------------------------------------

Home Office Approval:_____________________________________________________

Date Received:____________________________________________________________

DISTRIBUTOR
Securities Management & Research, Inc.
One Moody Plaza
Galveston, Texas 77550-7999

CUSTODIAN
American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7999

INVESTMENT MANAGER
Securities Management & Research, Inc.
One Moody Plaza
Galveston, Texas 77550-7999

INSURER
American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7999

[LOGO OF AMERICAN NATIONAL APPEARS HERE]

[BAR CODE APPEARS HERE]

Form 5427 4-97

                                    PART II

                    CONTENTS OF THIS REGISTRATION STATEMENT

     The Registration Statement comprises the following papers and documents:

     Facing Page
     Cross Reference Sheet
     A Prospectus relating to the Variable Universal Life Insurance Policies Undertaking to File Reports
     Indemnification Undertaking
     Representation regarding Fees and Expenses
     Signature Page
     Exhibits

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned sponsor of the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                          INDEMNIFICATION UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  REPRESENTATION REGARDING FEES AND EXPENSES

     American National Insurance Company represents that the fees and charges deducted under the policies described in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

                                    EXHIBITS


(1)  Resolution of the Board of
     Directors of American National
     Insurance Company authorizing
     establishment of American National
     Variable Life Separate Account............ Previously filed on
                                                April 26, 1996 in
                                                Registrant's Post-
                                                Effective Amendment No. 8

(2)  Not Applicable

(3)  (a) Distribution and Administrative
         Services Agreement.................... Previously filed on
                                                April 26, 1996 in
                                                Registrant's Post-
                                                Effective Amendment No. 8

     (b) Not Applicable

     (c) Schedule of Sales Commissions......... Previously filed on
                                                April 26, 1996 in
                                                Registrant's Post-
                                                Effective Amendment No. 8

(4)  Not applicable

(5)  Flexible Premium Variable Life
     Insurance Policy.......................... Previously filed on
                                                April 26, 1996 in
                                                Registrant's Post-
                                                Effective Amendment No. 8

(6)  Articles of Incorporation of American National
     Insurance Company......................... Previously filed on
                                                April 26, 1996 in
                                                Registrant's Post-
                                                Effective Amendment No. 8

     By-laws of American National
     Insurance Company......................... Previously filed on
                                                April 26, 1996 in

                                                Registrant's Post-
                                                Effective Amendment No. 8

(7)  American National Investment
     Accounts, Inc. Fund Participation
     Agreement................................. Previously filed on
                                                April 26, 1996 in
                                                Registrant's Post-
                                                Effective Amendment No. 8

     Variable Insurance Products Fund
     Fund Participation Agreement.............. Previously filed on
                                                April 26, 1996 in
                                                Registrant's Post-
                                                Effective Amendment No. 8

     Variable Insurance Products Fund II
     Fund Participation Agreement.............. Previously filed on
                                                April 26, 1996 in
                                                Registrant's Post-
                                                Effective Amendment No. 8

(8)  Not Applicable

(9)  Application Form.......................... Previously filed on
                                                April 26, 1996 in
                                                Registrant's Post-
                                                Effective Amendment No. 8

(10) Suitability Questionnaire................. Attached herto as
                                                Exhibit "10"

(11) Independent Auditors' Consent............. Attached hereto as
                                                Exhibit "11"

(12) Opinion of Counsel........................ Attached hereto as
                                                Exhibit "12"

(13) Consent of Counsel........................ Attached hereto as
                                                Exhibit "12"

(14) Actuarial Opinion......................... Attached hereto as
                                                Exhibit "13"

(15) Actuarial Basis of Payment and cash
     value adjustment pursuant to Rule
     6e-3(T)(b)(V)(B).......................... Attached hereto as
                                                Exhibits "15" and "16"

(16) Procedures Memorandum Pursuant to
     Rule 6e-3(T)(b)(12)(iii).................. Attached hereto as
                                                Exhibits "15" and "16"

(27) Financial Data Schedule................... Attached hereto as
                                                Exhibit "27"

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 9 to the Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Galveston, and the State of Texas, on the 24th day of April, 1997.

                         AMERICAN NATIONAL VARIABLE LIFE
                         SEPARATE ACCOUNT
                              (Registrant)

                         By:  AMERICAN NATIONAL INSURANCE COMPANY

                         By:     Robert L. Moody
                              -----------------------------------
                         Robert L. Moody
                         Chairman of the Board, President and
                         Chief Executive Officer


                         AMERICAN NATIONAL INSURANCE COMPANY
                              (Sponsor)


                         By:    Robert L. Moody
                              -----------------------------------
                         Robert L. Moody
                         Chairman of the Board, President and
                         Chief Executive Officer
ATTEST:


   Vincent E. Soler, Jr.
 ------------------------------
Vincent E. Soler, Jr., Vice President, Secretary and Treasurer

  This Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                             Title                    Date
---------                             -----                    ----



 Michael W. McCroskey      Executive Vice President -         April 24, 1997
-------------------------  Investments (Principal Financial
Michael W. McCroskey       Officer


Signature                                 Title                     Date
---------                                 -----                     ----

/s/ Stephen E. Pavlicek    Senior Vice President and Controller     April 24, 1997
-------------------------  (Principal Accounting Officer)
Stephen E. Pavlicek



/s/ Robert L. Moody        Chairman of the Board,
------------------------   Director, President and Chief            April 24, 1997
Robert L. Moody            Executive Officer




/s/ Irwin M. Herz, Jr.     Director                                 April 24, 1997
-------------------------
Irwin M. Herz, Jr.



/s/ R. Eugene Lucas        Director                                 April 24, 1997
-------------------------
R. Eugene Lucas



/s/ Harold C. MacDonald    Director                                 April 24, 1997
-------------------------
Harold C. MacDonald



/s/ E. Douglas McLeod      Director                                 April 24, 1997
-------------------------
E. Douglas McLeod



                           Director
-------------------------                                           ------
Frances Anne Moody



                           Director
-------------------------                                           ------
Russell S. Moody



                           Director
-------------------------                                           ------

W. L. Moody IV



/s/ Joe Max Taylor         Director                        April 24, 1997
-------------------------
Joe Max Taylor